UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05498

Putnam Master Intermediate Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Annual Report
Putnam Master
Intermediate Income
Trust
September 30, 2025
Not FDIC Insured No Bank Guarantee May Lose Value
.

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Annual Report

Contents
Fund Overview 2
Performance Summary 5
Financial Highlights and Schedule of Investments 8
Financial Statements 39
Notes to Financial Statements 42
Report of Independent Registered
Public Accounting Firm 59
Tax Information 60
Important Information to Shareholders 61
Annual Meeting of Shareholders 70
Dividend Reinvestment and Cash Purchase Plan 71
Board Members and Officers 73
Shareholder Information 77
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Putnam Master Intermediate Income Trust
Dear Shareholder,
This annual report for Putnam Master Intermediate Income
Trust covers the fiscal year ended September 30, 2025 .
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks to provide, with equal emphasis, high
current income and relative stability of net asset value
by allocating its investments among the U.S. investment-
grade sector, high-yield sector, and international sector.
We invest mainly in assignments of and participations
in fixed and floating-rate bank loans, bonds and related
derivatives, securitized debt instruments (such as residential mortgage-backed securities and commercial mortgage-
backed securities), and other obligations of companies and
governments worldwide that are either investment-grade
or below-investment-grade in quality (sometimes referred
to as “junk bonds”), that have intermediate- to long-term
maturities (three years or longer), and that are from multiple sectors. The Fund, under normal circumstances, will
maintain an average portfolio rating of investment-grade,
as measured at the time of the making of an investment.
The Fund currently has significant investment exposure to
residential and commercial mortgage-backed investments.
We may consider, among other factors, credit, interest rate
and prepayment risks, as well as general market conditions,
when deciding whether to buy or sell investments. We
typically use to a significant extent derivatives, such as
futures, options, certain foreign currency transactions and
credit default, total return and interest rate swap contracts, for hedging and non-hedging purposes and to obtain
leverage.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Over the past 12 months, market conditions were shaped
by shifting sentiment around U.S. trade policy and fiscal
dynamics. In late 2024, attention centered on the presidential election, leading to increased volatility and spread widening in corporate credit. Following the election, markets shifted to a risk-on tone, volatility declined, and investment-grade corporate spreads returned to 20-year lows.
In early 2025, sentiment reversed as investors assessed the
new administration’s actions. Spreads widened, particularly
in corporate credit, pressuring fixed income returns. In early
April, trade policy dominated headlines as the President
announced broad tariff increases, impacting major trading
partners. This triggered a global sell-off in equities and
spread products. However, most tariffs were paused for 90
days to allow negotiations, prompting a market rebound and
strong second quarter finish.
Market sentiment improved across the third quarter of 2025
due to a partial resolution of some of the outstanding trade policy concerns and a 25-basis point (bps) rate cut by the
U.S. Federal Reserve (Fed). This bolstered markets which
viewed that the cut was addressing some of the weakening
economic measures, such as the status of the U.S. labor
market.
Q. How did we respond to these changing market
conditions?
A . Leading into the market turmoil, we maintained a low-
risk posture, as we believed risk asset valuations were tight given the market environment. After the spread widening in
April, relative valuations improved and offered opportunities to modestly increase credit risk, particularly in corporate
credit where the spread widening was most notable. This
ultimately helped results as corporate markets recovered
from the sell-off in subsequent months.
We continued to favor non-agency residential mortgage-
backed securities (RMBS) opportunities near the top
of the capital stack, such as recent issue non-qualified
mortgage (non-QM) bonds and senior legacy RMBS bonds.
Meanwhile, despite challenges in commercial mortgage-
backed securities (CMBS), we maintained our view that
fundamentally strong commercial real estate (CRE) sectors
are likely to receive support from a substantial amount of
investor capital sitting on the sideline. While some parts
of the market are at fair value to slightly rich, attractive opportunities for security selection remain available but
Portfolio Composition
9/30/25
% of Total
Investments
Corporate Bonds 24.3%
Mortgage-Backed Securities 16.3%
Agency Commercial Mortgage-Backed Securities 10.3%
Foreign Government and Agency Securities 9.5%
Commercial Mortgage-Backed Securities 8.5%
Residential Mortgage-Backed Securities 8.4%
Senior Floating Rate Interests 5.5%
Convertible Bonds 2.5%
Management Investment Companies 2.1%
Asset-Backed Securities
*
1.8%
Other
†
0.1%
Short-Term Investments 10.7%
*
Includes non-agency residential mortgage-backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.

PUTNAM MASTER INTERMEDIATE INCOME TRUST

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Annual Report
require rigorous loan-level analysis. Finally, we found the
prepayment market attractive and were focused primarily
on seasoned collateral with minimal prepayment risk as the
underlying borrowers remained well “out-of-the-money” at
elevated mortgage rates.
Performance Overview
For the 12 months under review, the Fund posted cumulative
total returns of +9.75% in market price terms and +6.75%
in net asset value terms. In comparison, the ICE BofA U.S.
Treasury Bill Index, which is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury
bills publicly issued in the U.S. domestic market, posted a
+4.44% total return for the same period.
1
You can find the
Fund's long-term performance data in the Performance
Summary on page 5.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Q. What were the leading contributors to performance?
A. Corporate credit exposures, both investment-grade and
high-yield, were the largest contributors to performance.
Spread tightening in late 2024 and mid-2025 drove gains,
despite early 2025 volatility from tariff concerns. Improving fiscal clarity and delayed tariff implementation helped
spreads recover. Investment-grade credit fundamentals
remained supportive and continued to offer relatively
attractive yield.
Mortgage credit exposures were also significant contributors to performance, mainly due to CMBS and RMBS. CRE
showed signs of optimism, including payoff and refinancing
rates that continued to surprise to the upside amongst all
property types, and the potential for higher economic growth and bank deregulation under the new administration. The
RMBS market continued to benefit as U.S. homeowner
balance sheets remained well positioned, supported
by locked in home price appreciation, lower household
leverage, strong underwriting standards, and a healthy labor market.
Prepayment strategies, particularly agency interest-only (IO)
securities, contributed positively. Emerging market (EM)
exposures were additive late in the period, as easing tariff concerns and resilient economic data led to a rally in EM
hard-currency sovereign bond indexes.
Q. What were the leading detractors from performance?
A. Interest rate and yield curve strategies detracted from
performance, particularly in the fourth quarter of 2024. The
Fed delivered a well forecasted 25-basis point (bp) cut at its
December 2024 meeting. A positive tone accompanied the
meeting with a very significant change in the Fed’s stance:
Fed Chair Jerome Powell signaled that further rate cuts
will likely be few and far between. He noted uncertainty on
inflation is now higher due both to policy uncertainty and
to the recent higher-than-expected inflation readings. And
while insisting that monetary policy is still “meaningfully
restrictive,” he also said it is now closer to neutral. This negative performance was partially offset in 2025, as the
Fund’s positive structural duration positioning benefited from declining treasury yields.
Currency risk strategies modestly detracted from Fund
performance over the period. This strategy employs a
hedge of safe-haven currencies that typically do well in risk-
averse investing environments. We held a long position to
the U.S. dollar, Japanese yen, and Swiss franc versus the
remaining G10 currencies (the top 10 most traded currencies
in the world). The U.S. dollar has weakened significantly
Top 10 Holdings
9/30/25
Company
Industry, Country
% of Total
Net Assets
a a
Uniform Mortgage-Backed Securities 9.4%
Financial Services, United States
GNMA 7.7%
Financial Services, United States
GNMA II, Single-family, 30 Year 5.5%
Financial Services, United States
Franklin Ultra Short Bond ETF 2.5%
Capital Markets, United States
FHLMC 2.4%
Financial Services, United States
FNMA Connecticut Avenue Securities Trust 2.1%
Financial Services, United States
FNMA 2.0%
Financial Services, United States
COMM Mortgage Trust 1.6%
Financial Services, United States
Alternative Loan Trust 1.4%
Financial Services, United States
FHLMC STACR Debt Notes 1.3%
Financial Services, United States
1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 9.

PUTNAM MASTER INTERMEDIATE INCOME TRUST

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Annual Report
in 2025 due to signs of economic slowdown, such as
below-expectation employment figures, and the Moody’s
downgrade of U.S. debt.
Q. Were there any significant changes to the Fund
during the reporting period?
A. No, there were no material changes to the Fund during
the reporting period.
Q. What were the Fund’s distributions during the
period?
A. The Fund's distributions are fixed at a targeted rate. The targeted rate is not expected to vary with each distribution but may change from time to time. During the last fiscal year the Fund made monthly distributions totaling $0.264 per
share from October 2024, to September 2025, which were
characterized as $0.171 per share of net investment income
and $0.093 per share of return of capital. $0.093 of the
Fund's return of capital was the result of the Fund's targeted distribution policy.
Distributions of capital decrease the Fund's total assets and total assets per share and, therefore, could have the effect of increasing the Fund's expense ratio. In general, the policy of fixing the Fund's distributions at a targeted rate does not affect the Fund's investment strategy. However, in order to
make these distributions, on occasion the Fund may have to
sell portfolio securities at a less than opportune time. Please see the Distributions to shareholders note on page 5 for
more information on Fund distributions.
Thank you for your continued participation in Putnam Master
Intermediate Income Trust. We look forward to serving your
future investment needs.
Sincerely,
Albert W Chan, CFA
Patrick A. Klein, Ph.D.
Michael V Salm
Matthew J Walkup
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2025, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of September 30, 2025
PUTNAM MASTER INTERMEDIATE INCOME TRUST

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Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/25
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
1-Year +6.75% +9.75% +6.75% +9.75%
5-Year +16.06% +22.33% +3.02% +4.11%
10-Year +39.06% +58.88% +3.35% +4.74%
Symbol: PIM 9/30/25 9/30/24 Change
Net Asset Value (NAV) $3.47 $3.51 -$0.04
Market Price (NYSE) $3.44 $3.39 +$0.05
Distributions Per Share
(10/1/24–9/30/25)
Net Investment
Income
Tax Return
of Capital Total
$0.1714 $0.0926 $0.2640
See page 7 for Performance Summary footnotes.

PUTNAM MASTER INTERMEDIATE INCOME TRUST
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
09/30/15–09/30/25

PUTNAM MASTER INTERMEDIATE INCOME TRUST
Performance Summary

franklintempleton.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Deriv-
ative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Active management does not ensure gains or protect against market declines. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Total return calculations represent the cumulative and average annual changes in the value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: FactSet. ICE BofA U.S. Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market.
Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Putnam Master Intermediate Income Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $3.51 $3.32 $3.52 $4.08 $4.30
Income from investment operations:
Net investment income
a
......................... 0.18 0.20 0.16 0.18 0.19
Net realized and unrealized gains (losses) ........... 0.04 0.25 (0.11) (0.49) (0.13)
Total from investment operations .................... 0.22 0.45 0.05 (0.31) 0.06
Less distributions from:
Net investment income .......................... (0.17) (0.17) (0.20) (0.26) (0.03)
Tax return of capital ............................ (0.09) (0.09) (0.06) — (0.25)
Total distributions ............................... (0.26) (0.26) (0.26) (0.26) (0.28)
Repurchase of shares (Note 2) ..................... — —
b
0.01 0.01 —
b
Net asset value, end of year ....................... $3.47 $3.51 $3.32 $3.52 $4.08
Market value, end of year
c
......................... $3.44 $3.39 $3.02 $3.25 $4.07
Total return (based on net asset value per share)
d
....... 6.75% 14.20% 1.75% (7.53)% 1.18%
Total return (based on market value per share)
d
......... 9.75% 21.73% 0.77% (14.14)% 5.82%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.02% 1.05% 1.09% 1.04% 1.01%
Expenses net of waiver and payments by affiliates ....... 1.02%
e,f
1.02% 1.09% 1.04% 1.01%
Net investment income ........................... 5.36% 5.85% 4.45% 4.83% 4.35%
Supplemental data
Net assets, end of year (000’s) ..................... $167,036 $168,928 $161,142 $176,942 $208,743
Portfolio turnover rate
g
............................ 454% 971% 1295% 949% 1073%
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Portfolio turnover includes TBA purchase and sales commitments.

Putnam Master Intermediate Income Trust
Schedule of Investments, September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
Capital Markets 2.5%
a
Franklin Ultra Short Bond ETF .......................... United States 166,982 $ 4,191,248
Total Management Investment Companies (Cost $4,152,125) ...................
4,191,248
Principal
Amount
*
Convertible Bonds 3.0%
Aerospace & Defense 0.0%
†
AeroVironment, Inc. , Senior Note , Zero Cpn., 7/15/30 ........
United States 33,000 40,970
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 15,000 47,081
88,051
Automobile Components 0.0%
†
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 38,000 61,788
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 55,000 57,124
Biotechnology 0.3%
Alnylam Pharmaceuticals, Inc. ,
Senior Note, 1%, 9/15/27 ........................... United States 19,000 31,274
b,c
Senior Note, 144A, 0.19%, 9/15/28 .................... United States 50,000 49,719
BioMarin Pharmaceutical, Inc. , Senior Sub. Note , 1.25% , 5/15/27
United States 49,000 46,575
b
Exact Sciences Corp. , Senior Note , 144A, 1.75% , 4/15/31 ..... United States 103,000 96,353
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 65,000 91,487
315,408
Broadline Retail 0.1%
Etsy, Inc. , Senior Note , 0.25% , 6/15/28 ...................
United States 111,000 98,318
Capital Markets 0.1%
Coinbase Global, Inc. ,
Senior Note, 0.25%, 4/01/30 ......................... United States 40,000 50,370
b
Senior Note, 144A, Zero Cpn., 10/01/32 ................ United States 50,000 55,350
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 33,000 32,866
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 33,000 35,117
173,703
Communications Equipment 0.1%
b
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 100,000 115,050
Construction & Engineering 0.1%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 64,000 76,096
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 57,920
Diversified REITs 0.1%
b
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 117,000 123,142
Electric Utilities 0.4%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 70,000 82,845
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 76,000 77,049
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 92,000 105,133
Southern Co. (The) , Senior Note , 3.875% , 12/15/25 .........
United States 94,000 105,915
370,942

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Electronic Equipment, Instruments & Components 0.1%
b
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 34,000 $ 34,408
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 92,000 105,662
OSI Systems, Inc. , Senior Note , 2.25% , 8/01/29 ............
United States 49,000 71,209
211,279
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 91,000 120,894
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 33,000 53,315
b
Senior Note, 144A, 2.875%, 1/15/30 ................... United States 74,000 82,214
256,423
Financial Services 0.1%
Block, Inc. , Senior Note , 0.25% , 11/01/27 .................
United States 46,000 42,010
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 81,000 74,338
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 72,000 71,034
187,382
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 72,000 80,964
Ground Transportation 0.1%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 89,000 131,052
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 113,000 103,141
Haemonetics Corp. , Senior Note , 2.5% , 6/01/29 ............
United States 49,000 45,455
b
Integer Holdings Corp. , Senior Note , 144A, 1.875% , 3/15/30 ... United States 66,000 64,284
b
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 37,000 43,087
255,967
Health Care REITs 0.1%
b
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 51,000 95,548
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 50,000 73,550
169,098
Hotels, Restaurants & Leisure 0.1%
b
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 100,000 113,900
b
NCL Corp. Ltd. , Senior Note , 144A, 0.875% , 4/15/30 ......... United States 41,000 48,457
162,357
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 65,000 66,850
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 32,000 29,816
IT Services 0.3%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 84,000 80,556
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 66,000 75,108
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/27 ...........
United States 100,000 151,950
307,614

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 50,000 $ 50,400
Machinery 0.0%
†
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 34,000 33,116
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 51,000 55,973
Office REITs 0.0%
†
b
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 50,000 50,050
Oil, Gas & Consumable Fuels 0.0%
†
Northern Oil & Gas, Inc. , Senior Note , 3.625% , 4/15/29 .......
United States 61,000 61,320
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 41,000 46,842
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 48,000 46,656
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 65,000 71,338
b
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 34,000 40,958
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 55,000 50,884
209,836
Software 0.3%
Bentley Systems, Inc. , Senior Note , 0.375% , 7/01/27 .........
United States 72,000 67,968
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 62,000 62,465
b
Commvault Systems, Inc. , Senior Note , 144A, Zero Cpn., 9/15/30 United States 34,000 35,173
b,c
Datadog, Inc. , Senior Note , 144A, 0.18% , 12/01/29 .......... United States 82,000 81,385
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 93,000 108,394
b
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 66,000 74,461
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 56,000 56,462
b
Rubrik, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 .......... United States 60,000 60,840
b,c
Strategy, Inc. , Senior Note , 144A, 0.407% , 3/01/30 .......... United States 64,000 67,520
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 60,000 66,000
Vertex, Inc. , Senior Note , 0.75% , 5/01/29 .................
United States 41,000 41,820
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 39,000 38,561
761,049
Specialty Retail 0.1%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 34,000 45,951
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 79,000 120,576
166,527
Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 50,000 144,094
Total Convertible Bonds (Cost $4,544,046) ...................................
4,975,551
Corporate Bonds 28.6%
Aerospace & Defense 1.3%
ATI, Inc. , Senior Note , 4.875% , 10/01/29 ..................
United States 490,000 482,163
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 14,000 13,187
Senior Note, 2.7%, 2/01/27 .......................... United States 137,000 134,258

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Boeing Co. (The), (continued)
Senior Note, 6.298%, 5/01/29 ........................ United States 446,000 $ 473,443
b
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 420,000 439,502
b
Spirit AeroSystems, Inc. ,
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 126,000 138,731
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 93,000 98,066
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 190,000 197,036
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 65,000 67,001
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 25,000 25,729
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 65,000 67,254
2,136,370
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. , Senior Note , 144A, 7.5% , 2/15/33 . United States 35,000 36,268
Automobiles 0.4%
b
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 425,000 426,031
b
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 230,000 217,445
643,476
Banks 1.9%
b
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 200,000 212,372
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 430,000 448,207
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 215,000 215,130
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 200,000 208,050
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 450,000 450,347
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 200,000 201,183
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 820,000 836,452
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 145,000 147,050
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 410,000 424,995
3,143,786
Building Products 0.8%
b
Builders FirstSource, Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 60,000 62,723
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 15,000 15,243
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 60,000 61,509
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 205,000 210,715
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 170,000 176,876
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 75,000 77,747
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 440,000 465,050
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 130,000 133,516

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Building Solutions, Inc., (continued)
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 130,000 $ 131,860
1,335,239
Capital Markets 1.2%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 410,000 422,157
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 435,000 452,145
Morgan Stanley , Senior Note , 5.123% to 1/31/28, FRN thereafter ,
2/01/29 ......................................... United States 610,000 623,212
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 120,000 123,614
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 200,000 206,675
1,827,803
Chemicals 0.5%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 45,000 45,732
b
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 230,000 140,714
Celanese US Holdings LLC , Senior Bond , 6.879% , 7/15/32 ....
United States 7,000 7,158
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 220,000 210,631
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 35,000 35,785
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 60,000 60,533
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 270,000 271,061
771,614
Commercial Services & Supplies 1.1%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 205,000 215,121
b
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 33,622
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 208,000 207,267
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 205,000 205,115
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 285,000 292,350
b
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 595,000 EUR 704,665
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 45,000 48,351
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 395,000 410,127
2,116,618
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 210,000 215,099
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 50,000 52,266
Consumer Finance 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 305,000 307,866
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 135,000 133,953
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 280,000 295,795
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 397,000 410,839

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 210,000 $ 212,187
1,360,640
Containers & Packaging 0.1%
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 200,000 205,319
Distributors 0.2%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 276,000 289,014
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 425,000 430,044
Diversified Telecommunication Services 0.6%
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 410,000 409,751
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 469,000 434,114
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 200,000 210,846
1,054,711
Electric Utilities 2.1%
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 200,000 210,783
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 200,000 198,707
b
Energo - Pro A/S , Senior Note , 144A, 11% , 11/02/28 ......... Czech Republic 300,000 316,937
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 205,000 210,619
b
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 400,000 410,287
d
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 180,000 180,138
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 200,000 209,291
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 475,000 468,716
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 260,000 270,462
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 455,000 434,499
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 270,000 264,545
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 210,000 219,787
3,394,771
Energy Equipment & Services 0.3%
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 85,000 87,327
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 115,000 117,162
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 92,250 92,435
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 80,952 83,163
380,087
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 360,000 374,202
Financial Services 1.0%
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 60,000 60,296
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 355,000 396,317

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 450,000 $ 475,573
b
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 290,000 293,996
b
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 65,000 67,188
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 380,000 392,449
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 205,000 211,840
1,897,659
Food Products 0.2%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 195,000 203,579
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 110,000 105,510
309,089
Ground Transportation 0.4%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 220,000 218,298
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 300,000 316,988
535,286
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 210,000 214,275
Health Care Providers & Services 0.7%
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 180,000 186,089
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 25,000 25,801
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 510,000 503,977
Tenet Healthcare Corp. , Senior Secured Note , 6.75% , 5/15/31 ..
United States 455,000 471,414
1,187,281
Health Care REITs 0.2%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 245,000 260,515
Hotel & Resort REITs 0.3%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 205,000 210,911
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 75,000 77,293
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 180,000 185,170
473,374
Hotels, Restaurants & Leisure 1.6%
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 225,000 217,088
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 232,000 238,784
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 205,000 205,000
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 70,000 71,516
b
Carnival plc , Senior Note , 144A, 4.125% , 7/15/31 ........... United States 135,000 EUR 160,686
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 185,000 187,604
b
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 190,000 191,102
b,d
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 70,000 70,668
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 80,000 81,632

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Royal Caribbean Cruises Ltd., (continued)
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 127,000 $ 131,152
Senior Note, 144A, 6%, 2/01/33 ...................... United States 248,000 254,418
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 285,000 269,096
Viking Cruises Ltd. ,
b
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 380,000 408,141
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 380,000 409,325
2,896,212
Household Durables 0.5%
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 54,000 53,638
Senior Note, 6.625%, 5/15/32 ........................ United States 16,000 15,830
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 477,000 475,901
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 220,000 215,467
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 205,000 200,907
961,743
Independent Power and Renewable Electricity Producers 0.4%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 430,000 450,715
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 205,000 211,932
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 80,000 79,557
742,204
Insurance 0.8%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 200,000 208,506
b
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 205,000 211,968
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 200,000 210,020
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 225,000 225,548
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 190,000 199,771
b
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 205,000 209,809
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 265,000 275,122
1,540,744
IT Services 0.4%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 240,000 233,457
b
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........... United States 450,000 431,268
664,725
Leisure Products 0.2%
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 265,000 257,318
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 117,000 117,576
Machinery 0.1%
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 215,000 219,196

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.7%
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 285,000 $ 299,464
b
McGraw-Hill Education, Inc. ,
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 117,000 117,031
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 153,000 159,091
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Note, 144A, 5%, 8/15/27 ...................... United States 150,000 149,366
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 76,000 80,233
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 250,000 256,769
1,061,954
Metals & Mining 0.8%
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 92,000 93,032
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 50,000 51,553
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 267,000 252,193
b
Constellium SE ,
Senior Note, Reg S, 3.125%, 7/15/29 .................. United States 300,000 EUR 343,716
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 250,000 255,748
b
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 198,000 205,485
1,201,727
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 170,000 173,882
Oil, Gas & Consumable Fuels 3.1%
b
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 205,000 211,513
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 250,000 251,638
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 195,000 197,743
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 410,000 421,940
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 65,000 66,300
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 270,000 261,920
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 85,000 85,678
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 450,000 463,404
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 250,000 255,714
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 455,000 457,988
b
Matador Resources Co. , Senior Note , 144A, 6.875% , 4/15/28 .. United States 333,000 340,076
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 204,484
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 320,000 312,720
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 210,000 212,472
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 184,000 187,416
Targa Resources Corp. , Senior Note , 6.15% , 3/01/29 ........
United States 200,000 210,811
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 217,000 212,512
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 450,000 472,804
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 30,000 33,880
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 70,000 74,396
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 30,000 33,169
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 45,000 47,398

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 24,000 $ 24,416
5,040,392
Paper & Forest Products 0.1%
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 240,000 212,686
Passenger Airlines 0.4%
b
Air France-KLM , Senior Note , Reg S, 8.125% , 5/31/28 ....... France 200,000 EUR 262,777
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 200,000 210,503
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 140,000 137,962
611,242
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 243,455
Pharmaceuticals 0.8%
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 430,000 462,013
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 260,000 257,909
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 449,000 513,934
1,233,856
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 185,000 191,068
Semiconductors & Semiconductor Equipment 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 205,000 204,930
Software 0.1%
Oracle Corp. , Senior Note , 4.45% , 9/26/30 ................
United States 100,000 99,974
Specialized REITs 0.2%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 410,000 402,903
Specialty Retail 0.3%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 480,000 500,017
Technology Hardware, Storage & Peripherals 0.2%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 150,000 152,988
Senior Note, 144A, 9.625%, 12/01/32 .................. United States 186,000 210,841
363,829
Textiles, Apparel & Luxury Goods 0.5%
b
Beach Acquisition Bidco LLC ,
e
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 200,000 216,233
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 105,000 EUR 126,668
b
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 290,000 266,090
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 105,000 105,133
714,124
Tobacco 0.3%
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 410,000 423,889
Trading Companies & Distributors 0.9%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 450,000 463,621

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 210,000 $ 215,201
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 215,000 210,769
b
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 200,000 211,895
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 65,000 66,836
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 240,000 249,095
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 88,000 84,255
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 45,000 46,680
1,548,352
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 230,000 219,317
Senior Note, 3.375%, 4/15/29 ........................ United States 825,000 801,187
b
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 275,000 EUR 310,827
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 213,266
1,544,597
Total Corporate Bonds (Cost $46,598,577) ....................................
47,817,401
f
Senior Floating Rate Interests 6.5%
Aerospace & Defense 0.1%
g
TransDigm, Inc., First Lien, CME Term Loan, J, 6.502%, (3-month
SOFR + 2.5%), 2/28/31 ............................. United States 118,204 118,279
Air Freight & Logistics 0.2%
g
Rand Parent LLC, First Lien, CME Term Loan, B, 7.296%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 242,279 241,586
Automobile Components 0.0%
†
g
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 6.913%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 59,983 60,095
Broadline Retail 0.1%
d,g
Peer Holding III BV, First Lien, CME Term Loan, B, 6.017%,
(12-month SOFR + 2.25%), 9/27/32 .................... Netherlands 123,449 123,719
g
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.122%, (6-month SOFR + 2.25%), 8/04/31 . United States 193,488 192,859
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 6.413%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 201,411 201,763
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 7.166%, (1-month SOFR + 3%), 3/30/29 ............ United States 30,275 30,350
424,972
a a a a a a
g
Chemicals 0.3%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.913%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 269,302 269,836
Nouryon Finance BV, First Lien, Term Loan, B, 5.43%, (1-month
EURIBOR + 3.5%), 4/03/28 .......................... Netherlands 200,000 EUR 235,759
505,595
a a a a a a

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Commercial Services & Supplies 0.4%
d
Clean Harbors, Inc., First Lien, CME Term Loan, 5.259%,
(12-month SOFR + 1.5%), 9/24/32 ..................... United States 269,620 $ 270,968
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.702%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 196,923 197,315
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan,
7.046%, (3-month SOFR + 2.75%), 3/26/31 .............. Luxembourg 89,102 89,514
557,797
a a a a a a
Communications Equipment 0.1%
d,g
CommScope, Inc., First Lien, Initial CME Term Loan, 8.913%,
(1-month SOFR + 4.75%), 12/18/29 .................... United States 185,000 187,502
Consumer Staples Distribution & Retail 0.1%
g
Boots Group Bidco Ltd. (The), First Lien, Closing Date Dollar
CME Term Loan, 7.705%, (3-month SOFR + 3.5%), 8/30/32 .. United Kingdom 93,836 94,207
g
Containers & Packaging 0.2%
d
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 7.413%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 196,564 196,483
d,h
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B, 7.413%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 103 103
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B, 6.509%, (12-month SOFR + 2.75%), 9/27/32 ...... United States 133,531 133,448
330,034
a a a a a a
Distributors 0.0%
†
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.002%, (3-month SOFR + 4%), 11/30/30 ........... United States 33,008 32,721
g
Electrical Equipment 0.2%
d
Pinnacle Buyer LLC, First Lien, CME Term Loan, 6.483%,
(12-month SOFR + 2.5%), 9/13/32 ..................... United States 78,903 79,100
WEC US Holdings, Inc., First Lien, Initial CME Term Loan, 6.53%,
(1-month SOFR + 2.25%), 1/27/31 ..................... United States 198,000 198,288
277,388
a a a a a a
g
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
7.023%, (1-month SOFR + 2.75%), 3/01/28 .............. France 80,357 80,784
Playtika Holding Corp., First Lien, CME Term Loan, B1, 7.028%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 198,958 196,185
276,969
a a a a a a
Food Products 0.1%
g
Chobani LLC, First Lien, 2025 New CME Term Loan, 6.763%,
(1-month SOFR + 2.5%), 10/25/27 ..................... United States 228,847 229,729
Ground Transportation 0.1%
g
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.752%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 133,650 133,278
g
Health Care Equipment & Supplies 0.4%
Bausch + Lomb Corp., First Lien, New CME Term Loan, 8.163%,
(1-month SOFR + 4%), 9/29/28 ....................... United States 123,789 123,944
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 8.413%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 320,836 321,437

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Health Care Equipment & Supplies (continued)
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 6.163%, (1-month SOFR + 2%), 10/23/28 ........... United States 174,415 $ 174,589
619,970
a a a a a a
g
Health Care Providers & Services 0.4%
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.663%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 201,935 202,287
Phoenix Newco, Inc., First Lien, Sixth Amendment CME Term
Loan, 6.663%, (1-month SOFR + 2.5%), 11/15/28 ......... United States 239,595 240,070
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
6.316%, (1-month SOFR + 2%), 10/22/29 ................ United States 91,859 92,031
534,388
a a a a a a
g
Hotels, Restaurants & Leisure 0.7%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
6.413%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 216,700 216,475
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.413%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 213,380 213,314
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.752%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 108,075 107,913
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.753%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 200,000 193,376
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.663%, (1-month SOFR + 2.5%), 12/15/27 ... United States 264,529 264,880
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.036%, (3-month SOFR + 2.75%), 4/04/29 . United States 202,947 201,509
1,197,467
a a a a a a
Household Durables 0.1%
g
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.252%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 179,067 179,531
Insurance 0.1%
g
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 6.666%, (1-month SOFR + 2.5%), 9/19/31 .......... United States 197,011 196,681
IT Services 0.1%
g
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.752%,
(3-month SOFR + 2.75%), 2/03/31 ..................... United States 93,228 93,456
g
Machinery 0.5%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.792%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 397,124 399,855
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.78%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 166,153 165,971
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.913%, (1-month SOFR + 2.75%), 10/23/28 .. United States 204,470 205,642
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
7.197%, (6-month SOFR + 3%), 4/30/30 ................ Germany 131,212 131,686
903,154
a a a a a a
g
Media 0.4%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.278%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 170,000 170,510
CSC Holdings LLC, First Lien, Term Loan, B5, 8.75%, (PRIME +
1.5%), 4/15/27 .................................... United States 206,719 200,517

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Media (continued)
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.82%, (3-month SOFR + 5.25%), 8/02/29 ........ United States 400,687 $ 401,877
772,904
a a a a a a
Oil, Gas & Consumable Fuels 0.4%
g
CQP Holdco LP, First Lien, Initial CME Term Loan, 6.296%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 687,859 688,653
g
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 7.575%, (3-month SOFR + 3.25%), 5/28/32 ..... United States 19,950 20,062
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.575%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 346,224 346,104
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 7.252%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 167,450 167,855
534,021
a a a a a a
Pharmaceuticals 0.1%
g
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.163%, (1-month SOFR + 4%), 4/23/31 ....... United States 174,121 174,683
g
Software 0.4%
McAfee Corp., First Lien, CME Term Loan, B1, 7.223%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 217,804 208,684
Proofpoint, Inc., First Lien, CME Term Loan, 7.163%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 234,600 235,813
UKG, Inc., First Lien, Initial CME Term Loan, 6.81%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 207,900 207,928
652,425
a a a a a a
Specialty Retail 0.3%
g
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.416%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 465,285 465,906
Textiles, Apparel & Luxury Goods 0.1%
g
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.796%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 197,494 173,795
Water Utilities 0.0%
†
d,g
Deep Blue Operating I LLC, First Lien, CME Term Loan, 7.009%,
(12-month SOFR + 3.25%), 9/17/32 .................... United States 53,699 53,834
Total Senior Floating Rate Interests (Cost $10,813,891) ........................
10,834,739
Foreign Government and Agency Securities 11.2%
b
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 430,000 388,437
b
Benin Government Bond ,
Senior Bond, Reg S, 4.875%, 1/19/32 .................. Benin 157,000 EUR 175,517
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 460,000 EUR 497,955
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 1,060,000 1,018,395
Senior Bond, 6%, 10/20/33 ........................... Brazil 200,000 205,300
b
Bulgaria Government Bond , Senior Note , Reg S, 3.625% , 9/05/32 Bulgaria 280,000 EUR 339,071
b
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 320,000 EUR 309,844
Chile Government Bond , Senior Bond , 4.95% , 1/05/36 .......
Chile 600,000 603,630

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Government Bond ,
Senior Bond, 8%, 11/14/35 ........................... Colombia 560,000 $ 602,280
Senior Note, 7.375%, 4/25/30 ......................... Colombia 210,000 223,818
b
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 620,000 647,745
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 284,000 289,467
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 480,000 496,368
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 253,953
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 240,000 215,412
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 420,000 436,258
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 310,000 329,635
b
Gabonese Republic , Senior Bond , Reg S, 6.625% , 2/06/31 .... Gabon 370,000 298,940
b
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 260,000 219,787
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 700,000 741,789
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 200,000 219,953
b
Hashemite Kingdom of Jordan , Senior Note , Reg S, 7.5% ,
1/13/29 ......................................... Jordan 200,000 209,057
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 530,000 543,287
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 410,000 412,231
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 434,375 432,486
b
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 300,000 329,362
b
Ivory Coast Government Bond , Senior Bond , Reg S, 5.875% ,
10/17/31 ........................................ Ivory Coast 500,000 EUR 585,712
Mexico Government Bond , Senior Bond , 3.5% , 2/12/34 .......
Mexico 500,000 435,500
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 220,000 EUR 259,823
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 730,000 803,438
b
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 740,000 693,824
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 430,000 397,342
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 200,000 205,735
Petroleos Mexicanos ,
Senior Note, 6.49%, 1/23/27 ......................... Mexico 250,000 252,718
Senior Note, 6.7%, 2/16/32 .......................... Mexico 210,000 208,242
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 350,000 372,854
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 400,000 390,224
b
Romania Government Bond ,
Senior Bond, Reg S, 7.125%, 1/17/33 .................. Romania 420,000 448,766
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 680,000 664,307
b
Serbia Government Bond ,
Senior Bond, Reg S, 6.5%, 9/26/33 .................... Serbia 370,000 402,468
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 230,000 240,108
South Africa Government Bond ,
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 300,000 307,312
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 250,000 253,270
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 360,000 364,498
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 570,000 646,028

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 330,000 $ 355,553
Total Foreign Government and Agency Securities (Cost $17,828,336) ............
18,727,699
U.S. Government and Agency Securities 0.1%
i
United States Treasury Notes , 0.625%, 11/30/27 ............ United States 151,000 141,725
Total U.S. Government and Agency Securities (Cost $141,725) ..................
141,725
Asset-Backed Securities 2.2%
Financial Services 2.2%
b,g
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.32% , ( 1-month SOFR +
1.184% ), 11/16/38 . ................................. United States 39,749 39,902
b,g
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.768% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 410,000 416,056
g
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN ,
4.622% , ( 1-month SOFR + 0.464% ), 3/25/37 . ............. United States 619,352 543,584
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 456,000 457,303
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 141,248 141,791
g
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.632% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 475,455 99,221
g
Lehman XS Trust , 2006-17 , 1A4A , FRN , 4.612% , ( 1-month SOFR
+ 0.454% ), 8/25/46 . ................................ United States 1,149,154 1,073,044
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 251,000 210,199
b,g
Northwoods Capital 22 Ltd. , 2020-22A , DRR , 144A, FRN ,
8.971% , ( 3-month SOFR + 4.95% ), 9/16/31 . .............. United States 400,000 406,551
b,d
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 250,000 250,659
3,638,310
a a a a a a
Total Asset-Backed Securities (Cost $3,683,991) ..............................
3,638,310
Commercial Mortgage-Backed Securities 10.0%
Financial Services 10.0%
j,k
BANK ,
2020-BN30, XA, IO, FRN, 1.366%, 12/15/53 ............. United States 2,984,524 146,888
2024-BNK48, XA, IO, FRN, 1.35%, 10/15/57 ............. United States 4,505,429 366,926
j,k
BANK5 Trust ,
2024-5YR10, XA, IO, FRN, 1.401%, 10/15/57 ............. United States 6,908,248 286,197
2024-5YR12, XA, IO, FRN, 0.695%, 12/15/57 ............. United States 5,934,516 113,285
2024-5YR7, XA, IO, FRN, 1.57%, 6/15/57 ............... United States 5,186,517 223,509
j,k
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.808%, 2/15/55 ................ United States 4,802,333 156,790
2024-5C29, XA, IO, FRN, 1.822%, 9/15/57 ............... United States 7,477,506 409,406
2024-C26, XA, IO, FRN, 1.241%, 5/15/57 ................ United States 2,632,033 188,821
2025-C32, XA, IO, FRN, 1.356%, 2/15/62 ................ United States 2,125,037 178,792
j,k
Benchmark Mortgage Trust ,
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................ United States 6,543,570 293,980
2024-V11, XA, IO, FRN, 0.773%, 11/15/57 ............... United States 9,895,000 210,673
j,k
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.574% , 9/15/57 United States 5,707,103 256,466
k
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 439,000 416,334
CFCRE Commercial Mortgage Trust ,
b,k
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 193,000 180,712
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 405,000 400,747
Citigroup Commercial Mortgage Trust ,
b,k
2015-GC27, D, 144A, FRN, 4.543%, 2/10/48 ............. United States 284,995 275,599
k
2015-GC33, C, FRN, 4.545%, 9/10/58 .................. United States 49,000 42,017

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Citigroup Commercial Mortgage Trust, (continued)
2015-GC33, D, 3.172%, 9/10/58 ....................... United States 102,000 $ 63,240
COMM Mortgage Trust ,
b
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 392,000 50,359
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 158,080 150,191
b,k
2013-CR7, D, 144A, FRN, 4.386%, 3/10/46 .............. United States 109,946 105,129
k
2014-CR16, C, FRN, 4.885%, 4/10/47 .................. United States 441,000 419,529
b,k
2014-CR17, D, 144A, FRN, 5.006%, 5/10/47 ............. United States 290,000 244,542
b,k
2014-CR19, D, 144A, FRN, 4.572%, 8/10/47 ............. United States 34,356 33,605
k
2014-CR20, C, FRN, 4.826%, 11/10/47 ................. United States 282,906 272,993
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 43,713 42,971
k
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 163,065 161,088
k
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 174,260 167,815
k
2015-CR27, C, FRN, 4.448%, 10/10/48 ................. United States 212,000 198,872
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 179,970 177,121
k
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 447,000 426,413
k
2015-LC19, B, FRN, 3.829%, 2/10/48 ................... United States 167,484 164,637
CSAIL Commercial Mortgage Trust ,
k
2015-C1, AS, FRN, 3.791%, 4/15/50 ................... United States 217,531 216,274
k
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 174,966 169,219
2015-C3, A4, 3.718%, 8/15/48 ........................ United States 3,291 3,284
2016-C5, A5, 3.757%, 11/15/48 ....................... United States 63,401 63,186
b,g
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M2, 144A, FRN, 8.106%, (30-day SOFR Average +
3.75%), 1/25/51 ................................... United States 235,000 242,606
2021-MN3, M2, 144A, FRN, 8.356%, (30-day SOFR Average +
4%), 11/25/51 .................................... United States 797,000 828,643
b,g
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.721%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 456,942 464,734
2020-01, M10, 144A, FRN, 8.221%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 607,426 619,364
k
GS Mortgage Securities Trust ,
b
2013-GC13, AS, 144A, FRN, 4.004%, 7/10/46 ............ United States 228,433 225,670
2014-GC24, B, FRN, 4.527%, 9/10/47 .................. United States 469,000 453,025
b
2014-GC24, D, 144A, FRN, 4.548%, 9/10/47 ............. United States 221,000 141,716
j
2019-GC42, XA, IO, FRN, 0.929%, 9/10/52 .............. United States 6,073,170 154,981
k
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b
2007-CB20, E, 144A, FRN, 8.454%, 2/12/51 ............. United States 8,874 12,079
b
2012-C6, E, 144A, FRN, 5.129%, 5/15/45 ............... United States 163,000 160,257
2013-LC11, D, FRN, 4.339%, 4/15/46 ................... United States 194,000 14,797
b,l
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............... United States 647,000 22,174
JPMBB Commercial Mortgage Securities Trust ,
b,k
2013-C14, D, 144A, FRN, 4.172%, 8/15/46 .............. United States 228,000 178,509
b,k
2013-C14, F, 144A, FRN, 3.598%, 8/15/46 ............... United States 1,500,000 127,827
b,k
2014-C18, D, 144A, FRN, 4.654%, 2/15/47 .............. United States 232,000 209,960
k
2014-C23, B, FRN, 4.688%, 9/15/47 ................... United States 174,000 168,989
k
2014-C23, C, FRN, 4.688%, 9/15/47 ................... United States 201,000 193,167
b,k
2014-C23, D, 144A, FRN, 4.188%, 9/15/47 .............. United States 100,000 90,984
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 132,000 131,504
k
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.914% , 6/15/51 ................................... United States 190,000 171,418
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 400,000 393,073
Morgan Stanley Bank of America Merrill Lynch Trust ,
k
2013-C10, B, FRN, 4.085%, 7/15/46 ................... United States 299,766 284,330

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
b,k
2013-C10, D, 144A, FRN, 4.085%, 7/15/46 .............. United States 350,000 $ 289,327
b,k
2013-C10, F, 144A, FRN, 4.085%, 7/15/46 ............... United States 975,000 101,218
b,k
2013-C12, D, 144A, FRN, 4.859%, 10/15/46 ............. United States 189,000 176,726
b,k
2013-C9, D, 144A, FRN, 3.924%, 5/15/46 ............... United States 196,000 179,503
2014-C19, C, 4%, 12/15/47 .......................... United States 67,610 65,537
k
2015-C22, C, FRN, 4.113%, 4/15/48 ................... United States 575,000 509,456
k
2015-C25, C, FRN, 4.581%, 10/15/48 .................. United States 124,347 122,839
k
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 286,000 279,242
2018-H3, C, FRN, 4.995%, 7/15/51 .................... United States 199,000 185,393
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 458,000 451,142
b,l
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 558,952 53
k
UBS Commercial Mortgage Trust , 2017-C3 , C , FRN , 4.502% ,
8/15/50 ......................................... United States 247,000 229,689
Wells Fargo Commercial Mortgage Trust ,
b,k
2013-LC12, D, 144A, FRN, 3.913%, 7/15/46 ............. United States 188,000 108,100
b
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 265,449 32,109
2015-C31, A4, 3.695%, 11/15/48 ...................... United States 127,790 127,533
2015-C31, D, 3.852%, 11/15/48 ....................... United States 121,000 104,575
k
2015-SG1, B, FRN, 4.393%, 9/15/48 ................... United States 159,873 156,534
k
2016-NXS5, D, FRN, 5.118%, 1/15/59 .................. United States 216,000 195,569
j,k
2019-C52, XA, IO, FRN, 1.71%, 8/15/52 ................. United States 3,188,219 150,019
j,k
2024-5C1, XA, IO, FRN, 1.257%, 7/15/57 ................ United States 6,109,828 208,442
k
WFRBS Commercial Mortgage Trust ,
b
2013-C15, D, 144A, FRN, 4.284%, 8/15/46 .............. United States 235,831 135,603
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 177,000 166,225
2014-C23, B, FRN, 4.44%, 10/15/57 ................... United States 125,000 121,351
16,663,602
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $18,929,639) ..............
16,663,602
Mortgage-Backed Securities 19.1%
Federal National Mortgage Association (FNMA) Fixed Rate 13.6%
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 45,046 45,462
m
Uniform Mortgage-Backed Securities, 2.5%, TBA, 10/25/55 .... United States 2,000,000 1,685,304
m
Uniform Mortgage-Backed Securities, 3%, TBA, 10/25/55 ..... United States 1,000,000 878,514
m
Uniform Mortgage-Backed Securities, 3.5%, TBA, 10/25/55 .... United States 1,000,000 913,756
m
Uniform Mortgage-Backed Securities, 5%, TBA, 10/25/55 ..... United States 1,000,000 991,891
m
Uniform Mortgage-Backed Securities, 5.5%, TBA, 10/25/55 .... United States 12,000,000 12,100,731
m
Uniform Mortgage-Backed Securities, 6%, TBA, 10/25/55 ..... United States 6,000,000 6,137,419
22,753,077
Government National Mortgage Association (GNMA) Fixed Rate 5.5%
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 3/20/50 ..... United States 206,350 186,344
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 40,194 40,356
m
GNMA II, Single-family, 30 Year, 5%, 10/15/55 .............. United States 4,000,000 3,979,414
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 16,893 17,278
m
GNMA II, Single-family, 30 Year, 5.5%, 10/15/55 ............ United States 5,000,000 5,037,993
9,261,385
Total Mortgage-Backed Securities (Cost $32,145,788) ..........................
32,014,462

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities 9.9%
Financial Services 9.9%
b
A&D Mortgage Trust , 2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 . United States 550,995 $ 556,727
Alternative Loan Trust ,
g
2005-38, A1, FRN, 5.653%, (12-month average of 1-year CMT
+ 1.5%), 9/25/35 .................................. United States 161,785 146,541
g
2005-38, A3, FRN, 4.972%, (1-month SOFR + 0.814%), 9/25/35 United States 199,079 182,504
g
2005-59, 1A1, FRN, 4.91%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 215,822 209,422
g
2006-OA10, 1A1, FRN, 5.113%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 65,261 59,619
g
2006-OA10, 3A1, FRN, 4.652%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 183,756 163,935
g
2006-OA10, 4A1, FRN, 4.652%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 1,334,250 1,158,170
k
2006-OA7, 1A1, FRN, 3.161%, 6/25/46 ................. United States 203,003 188,699
g
2006-OA7, 1A2, FRN, 5.093%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 155,742 153,674
g
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.462% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 337,042 198,727
g
Bear Stearns ALT-A Trust , 2005-10 , 11A1 , FRN , 4.772% ,
( 1-month SOFR + 0.614% ), 1/25/36 .................... United States 34,740 32,922
b,g
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.452% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 139,968 125,596
b,k
COLT Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN , 3.698% ,
3/25/65 ......................................... United States 1,000,000 993,648
b,k
FHLMC Seasoned Credit Risk Transfer Trust ,
2017-3, M2, 144A, FRN, 4.75%, 7/25/56 ................ United States 355,947 350,485
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 190,057 184,965
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 636,000 605,881
g
FHLMC STACR Debt Notes ,
2015-DNA3, B, FRN, 13.821%, (30-day SOFR Average +
9.464%), 4/25/28 .................................. United States 566,915 569,724
2015-HQA2, B, FRN, 14.971%, (30-day SOFR Average +
10.614%), 5/25/28 ................................. United States 265,725 268,753
2016-DNA1, B, FRN, 14.471%, (30-day SOFR Average +
10.114%), 7/25/28 ................................. United States 1,270,667 1,302,761
b,g
FHLMC STACR REMIC Trust ,
2020-DNA4, B2, 144A, FRN, 14.471%, (30-day SOFR Average
+ 10.114%), 8/25/50 ................................ United States 609,000 816,961
2020-DNA5, B2, 144A, FRN, 15.856%, (30-day SOFR Average
+ 11.5%), 10/25/50 ................................. United States 176,000 246,437
2020-HQA3, B2, 144A, FRN, 14.471%, (30-day SOFR Average
+ 10.114%), 7/25/50 ................................ United States 430,000 573,130
2021-DNA3, B2, 144A, FRN, 10.606%, (30-day SOFR Average
+ 6.25%), 10/25/33 ................................ United States 225,000 277,900
b,g
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 12.221%, (30-day SOFR Average
+ 7.864%), 9/25/48 ................................ United States 174,000 201,363
2018-HQA2, B2, 144A, FRN, 15.471%, (30-day SOFR Average
+ 11.114%), 10/25/48 ............................... United States 649,000 806,692
2019-DNA1, B2, 144A, FRN, 15.221%, (30-day SOFR Average
+ 10.864%), 1/25/49 ................................ United States 141,000 174,200
2019-DNA2, B2, 144A, FRN, 14.971%, (30-day SOFR Average
+ 10.614%), 3/25/49 ................................ United States 118,000 137,430
2019-HQA1, B2, 144A, FRN, 16.721%, (30-day SOFR Average
+ 12.364%), 2/25/49 ................................ United States 85,000 103,317
2019-HQA2, B2, 144A, FRN, 15.721%, (30-day SOFR Average
+ 11.364%), 4/25/49 ................................ United States 106,000 126,580

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 5.147% , 11/25/36 ......................... United States 395,819 $ 271,167
g
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1B, FRN, 16.221%, (30-day SOFR Average +
11.864%), 8/25/28 ................................. United States 362,806 377,022
2016-C02, 1B, FRN, 16.721%, (30-day SOFR Average +
12.364%), 9/25/28 ................................. United States 1,105,894 1,158,575
2016-C03, 1B, FRN, 16.221%, (30-day SOFR Average +
11.864%), 10/25/28 ................................ United States 563,588 593,601
2016-C03, 2B, FRN, 17.221%, (30-day SOFR Average +
12.864%), 10/25/28 ................................ United States 89,085 94,404
2016-C05, 2B, FRN, 15.221%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 118,162 126,111
2016-C06, 1B, FRN, 13.721%, (30-day SOFR Average +
9.364%), 4/25/29 .................................. United States 19,697 21,125
b
2020-SBT1, 1M2, 144A, FRN, 8.121%, (30-day SOFR Average
+ 3.764%), 2/25/40 ................................ United States 504,000 522,693
b
2022-R02, 2B1, 144A, FRN, 8.856%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 180,000 186,780
b
2022-R02, 2M2, 144A, FRN, 7.356%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 400,000 408,315
g
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.582% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 171,570 94,868
g
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.768% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 239,072 66,031
b,g
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 8.506% , ( 30-day SOFR
Average + 4.15% ), 1/25/34 ........................... United States 150,000 152,895
b,g
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 5.706% ,
( 30-day SOFR Average + 1.35% ), 2/25/55 ............... United States 116,782 117,105
b
LHOME Mortgage Trust , 2023-RTL2 , A1 , 144A, 8% , 6/25/28 ... United States 145,978 146,168
b
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ......... United States 97,576 97,972
b,g
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.008% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 151,227 144,005
g
MortgageIT Trust , 2005-3 , M2 , FRN , 5.067% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 20,754 20,203
g
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.702% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 181,764 163,438
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 555,000 560,731
g
Structured Asset Mortgage Investments II Trust , 2006-AR7 ,
A1BG , FRN , 4.392% , ( 1-month SOFR + 0.234% ), 8/25/36 ... United States 119,162 105,731
b,k
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% ,
12/25/58 ........................................ United States 216,000 196,576
g
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 5.252% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 62,493 61,385
16,603,664
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $15,714,651) ...............
16,603,664
Agency Commercial Mortgage-Backed Securities 12.1%
Financial Services 12.1%
j
FHLMC ,
304, C37, IO, 3.5%, 12/15/27 ......................... United States 14,963 296
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 106,300 14,126
4077, IK, IO, 5%, 7/15/42 ............................ United States 355,980 75,381
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 115,579 5,861

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FHLMC, (continued)
g
4839, WS, IO, FRN, 1.613%, (30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 1,972,984 $ 292,379
g
4945, SL, IO, FRN, 1.579%, (30-day SOFR Average + 5.936%),
1/25/50 ......................................... United States 1,948,116 245,572
4984, IL, IO, 4.5%, 6/25/50 ........................... United States 1,948,925 409,765
g
5002, SJ, IO, FRN, 1.629%, (30-day SOFR Average + 5.986%),
7/25/50 ......................................... United States 2,779,265 349,585
g
5011, SA, IO, FRN, 1.779%, (30-day SOFR Average + 6.136%),
9/25/50 ......................................... United States 3,160,678 443,970
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 3,577,389 854,028
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 1,486,665 355,056
5134, IC, IO, 4%, 8/25/51 ............................ United States 2,906,189 582,029
5349, IB, IO, 4%, 12/15/46 ........................... United States 1,772,390 387,477
j
FNMA ,
g
2010-35, SG, IO, FRN, 1.929%, (30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 205,511 23,600
g
2011-101, SA, IO, FRN, 1.429%, (30-day SOFR Average +
5.786%), 10/25/41 ................................. United States 500,187 50,212
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 101,617 21,003
2015-30, IO, 5.5%, 5/25/45 .......................... United States 774,834 105,668
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 645,612 94,173
g
2017-32, SA, IO, FRN, 1.679%, (30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 2,462,695 286,674
g
2018-20, SB, IO, FRN, 1.779%, (30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 1,142,618 114,517
g
2018-38, SA, IO, FRN, 1.729%, (30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 2,049,054 253,972
g
2019-43, JS, IO, FRN, 1.579%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 1,085,085 122,024
g
2019-61, S, IO, FRN, 1.529%, (30-day SOFR Average +
5.886%), 11/25/49 ................................. United States 2,339,032 321,211
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 2,808,277 645,249
2021-14, CI, IO, 4.5%, 11/25/49 ....................... United States 3,580,286 811,374
374, 6, IO, 5.5%, 8/25/36 ............................ United States 26,035 4,256
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 67,172 9,298
427, C93, IO, 4.5%, 8/25/42 .......................... United States 2,623,370 462,387
j
GNMA ,
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 330,118 49,441
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 703,824 114,667
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 706,878 115,747
2012-146, IO, 5%, 12/20/42 .......................... United States 181,172 38,147
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 371,504 70,816
k
2013-H08, CI, IO, FRN, 1.491%, 2/20/63 ................ United States 463,183 16,905
g
2014-119, SA, IO, FRN, 1.35%, (1-month SOFR + 5.486%),
8/20/44 ......................................... United States 606,627 60,578
g
2014-60, SD, IO, FRN, 1.93%, (1-month SOFR + 6.066%),
4/20/44 ......................................... United States 1,362,925 171,403
2014-76, IO, 5%, 5/20/44 ............................ United States 277,547 57,790
k
2014-H21, BI, IO, FRN, 1.562%, 10/20/64 ............... United States 1,424,516 29,740
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 261,635 10,186
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 643,007 128,046
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 469,009 68,999
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 147,639 30,448
k
2015-H10, BI, IO, FRN, 2.078%, 4/20/65 ................ United States 757,928 34,355
k
2015-H20, AI, IO, FRN, 1.854%, 8/20/65 ................ United States 883,468 25,626
k
2015-H20, CI, IO, FRN, 1.889%, 8/20/65 ................ United States 994,545 51,701

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
k
2015-H23, BI, IO, FRN, 1.766%, 9/20/65 ................ United States 892,151 $ 20,007
k
2015-H25, EI, IO, FRN, 1.841%, 10/20/65 ............... United States 591,331 17,632
2016-42, IO, 5%, 2/20/46 ............................ United States 658,993 129,620
k
2016-H03, AI, IO, FRN, 1.97%, 1/20/66 ................. United States 926,873 37,743
k
2016-H03, DI, IO, FRN, 2.024%, 12/20/65 ............... United States 809,937 26,601
k
2016-H06, DI, IO, FRN, 1.582%, 7/20/65 ................ United States 877,838 34,987
k
2016-H09, BI, IO, FRN, 2.046%, 4/20/66 ................ United States 1,118,238 45,999
k
2016-H10, AI, IO, FRN, 1.663%, 4/20/66 ................ United States 2,057,998 57,789
k
2016-H18, QI, IO, FRN, 2.431%, 6/20/66 ................ United States 641,323 35,753
k
2016-H22, AI, IO, FRN, 2.78%, 10/20/66 ................ United States 833,606 38,884
k
2016-H23, NI, IO, FRN, 2.526%, 10/20/66 ............... United States 2,373,342 108,965
k
2016-H24, CI, IO, FRN, 1.659%, 10/20/66 ............... United States 601,233 13,384
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 870,426 159,935
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 332,156 60,156
2017-93, TI, IO, 4%, 3/20/44 ......................... United States 8,238 1
k
2017-H02, BI, IO, FRN, 2.292%, 1/20/67 ................ United States 718,026 27,419
k
2017-H06, BI, IO, FRN, 2.36%, 2/20/67 ................. United States 1,111,940 35,717
k
2017-H08, NI, IO, FRN, 2.213%, 3/20/67 ................ United States 1,571,225 48,936
k
2017-H09, IO, FRN, 1.887%, 4/20/67 ................... United States 1,860,047 53,504
k
2017-H11, DI, IO, FRN, 2.086%, 5/20/67 ................ United States 1,253,468 61,351
k
2017-H12, QI, IO, FRN, 2.387%, 5/20/67 ................ United States 1,011,051 39,116
k
2017-H16, IG, IO, FRN, 1.888%, 7/20/67 ................ United States 2,431,964 65,301
k
2017-H16, JI, IO, FRN, 2.448%, 8/20/67 ................. United States 3,242,723 143,403
k
2017-H19, MI, IO, FRN, 2.074%, 4/20/67 ................ United States 635,655 24,546
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 1,186,796 235,728
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 765,223 157,731
k
2018-H02, EI, IO, FRN, 2.33%, 1/20/68 ................. United States 2,637,238 112,684
k
2018-H05, BI, IO, FRN, 2.314%, 2/20/68 ................ United States 1,739,978 74,800
k
2018-H15, KI, IO, FRN, 1.81%, 8/20/68 ................. United States 1,262,088 45,343
g
2019-110, SQ, IO, FRN, 1.8%, (1-month SOFR + 5.936%),
9/20/49 ......................................... United States 1,629,239 192,308
g
2019-152, ES, IO, FRN, 1.8%, (1-month SOFR + 5.936%),
12/20/49 ........................................ United States 1,012,746 122,368
g
2019-83, SY, IO, FRN, 1.85%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,513,906 189,100
g
2019-89, PS, IO, FRN, 1.85%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,878,810 247,911
g
2019-96, SY, IO, FRN, 1.85%, (1-month SOFR + 5.986%),
8/20/49 ......................................... United States 1,693,537 216,701
2020-13, AI, IO, 4%, 3/20/46 ......................... United States 3,626,754 480,642
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 2,136,082 399,225
2020-175, NI, IO, 3%, 11/20/50 ....................... United States 2,227,714 360,758
g
2020-63, AS, IO, FRN, 1.75%, (1-month SOFR + 5.886%),
8/20/43 ......................................... United States 1,762,113 216,563
g
2020-63, PS, IO, FRN, 1.85%, (1-month SOFR + 5.986%),
4/20/50 ......................................... United States 2,210,322 295,167
g
2020-63, SP, IO, FRN, 1.85%, (1-month SOFR + 5.986%),
5/20/50 ......................................... United States 1,726,403 224,695
g
2020-96, KS, IO, FRN, 1.9%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 5,304,946 705,394
g
2020-97, QS, IO, FRN, 1.9%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 1,610,475 231,690
g
2021-116, ES, IO, FRN, 1.939%, (1-month SOFR + 6.086%),
11/20/47 ........................................ United States 2,588,540 306,953
2021-122, GI, IO, 4.5%, 11/20/47 ...................... United States 2,799,232 639,009
2021-156, IO, 3.5%, 7/20/51 ......................... United States 3,440,189 653,313

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 2,515,014 $ 500,795
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 2,845,694 485,754
g
2021-59, SM, IO, FRN, 2.05%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 5,158,711 702,176
g
2021-59, SQ, IO, FRN, 2.05%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 1,694,365 234,022
g
2021-77, SM, IO, FRN, 2.05%, (1-month SOFR + 6.186%),
5/20/51 ......................................... United States 2,540,039 358,181
g
2021-98, SK, IO, FRN, 2.05%, (1-month SOFR + 6.186%),
6/20/51 ......................................... United States 4,243,059 597,524
g
2023-35, SH, IO, FRN, 2.061%, (30-day SOFR Average +
6.45%), 2/20/53 ................................... United States 5,304,131 453,642
2024-186, IO, 3%, 9/20/51 ........................... United States 3,433,569 520,303
k
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 4,842,341 242,313
2024-4, IG, IO, 5%, 12/20/52 ......................... United States 1,429,674 277,782
20,183,062
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $19,742,424) .......
20,183,062
Total Long Term Investments (Cost $174,295,193) .............................
175,791,463
a
Short Term Investments 12.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 1.4%
Bank of America NA, 4.25%, 3/02/26 ..................... United States 750,000 750,498
Canadian Imperial Bank of Commerce, 4.43%, 2/09/26 ....... Canada 800,000 800,551
Toronto-Dominion Bank (The), 4.42%, 4/02/26 .............. Canada 850,000 850,295
Total Certificates of Deposit (Cost $2,400,000) ................................
2,401,344
a a a
Commercial Papers 1.4%
b
Commonwealth Bank of Australia , 144A, 4.51% , 4/09/26 ...... Australia 750,000 750,036
b,c
NRW Bank , 144A, 4.06% , 10/02/25 ...................... Germany 750,000 749,831
b
Royal Bank of Canada , 144A, 4.4% , 3/23/26 ............... Canada 850,000 850,384
Total Commercial Papers (Cost $2,349,911) ...................................
2,350,251
a a a
U.S. Government and Agency Securities 1.2%
c
U.S. Treasury Bills ,
n
2.01%, 10/02/25 ................................... United States 1,300,000 1,299,855
3.83%, 1/20/26 ................................... United States 800,000 790,589
2,090,444
Total U.S. Government and Agency Securities (Cost $2,090,432) ................
2,090,444
Shares
Management Investment Companies 5.0%
a,o
Putnam Short Term Investment Fund, Class P, 4.364% ....... United States 8,288,989 8,288,989
Total Management Investment Companies (Cost $8,288,989) ...................
8,288,989

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.5%
a,o
Putnam Government Money Market Fund, Class P, 3.959% .... United States 5,822,971 $ 5,822,971
Total Money Market Funds (Cost $5,822,971) .................................
5,822,971
Total Short Term Investments (Cost $20,952,303 ) ..............................
20,953,999
a
Total Investments (Cost $195,247,496) 117.7% ................................
$196,745,462
TBA Sale Commitments (4.1)% ..............................................
(6,925,061)
Other Assets, less Liabilities (13.6)% ........................................
(22,784,862)
Net Assets 100.0% .........................................................
$167,035,539
a a a
Principal
Amount
*
p
TBA Sale Commitments (4.1)%
Mortgage-Backed Securities (4.1)%
Federal National Mortgage Association (FNMA) Fixed Rate (4.1)%
Uniform Mortgage-Backed Securities ,
4%, TBA, 10/25/55 ................................. United States (1,000,000) (942,597)
4.5%, TBA, 10/25/55 ............................... United States (3,000,000) (2,910,276)
6%, TBA, 10/25/55 ................................. United States (3,000,000) (3,072,188)
(6,925,061)
Total TBA Sale Commitments (Proceeds $(6,946,484)) .........................
$(6,925,061)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 ( e ) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $64,081,345, representing 38.4% of net assets.
c
The rate shown represents the yield at period end.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
e
Income may be received in additional securities and/or cash.
f
See Note 1 ( f ) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
See Note 8 regarding unfunded loan commitments.
i
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( e ).
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
m
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
n
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$647,927, representing 0.4% net assets.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At September 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(e).
At September 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 24 $ 3,319,556 12/08/25 $ 3,081
U.S. Treasury 10 Year Ultra Notes ................ Long 65 7,480,078 12/19/25 54,595
U.S. Treasury 2 Year Notes ..................... Short 9 1,875,586 12/31/25 829
U.S. Treasury 5 Year Notes ..................... Long 84 9,172,406 12/31/25 (9,959)
Total Futures Contracts ...................................................................... $48,546
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Buy 217,200 143,097 10/15/25 $ 653 $ —
Australian Dollar .... BZWS Sell 320,300 211,369 10/15/25 — (616)
Australian Dollar .... HSBK Sell 58,000 38,170 10/15/25 — (216)
Australian Dollar .... JPHQ Sell 727,000 478,864 10/15/25 — (2,288)
Australian Dollar .... MSCO Sell 902,400 593,904 10/15/25 — (3,333)
Australian Dollar .... TDOM Sell 365,900 240,817 10/15/25 — (1,347)
Australian Dollar .... UBSW Sell 21,800 14,343 10/15/25 — (85)
Australian Dollar .... WPAC Sell 12,000 7,898 10/15/25 — (44)
Canadian Dollar .... BOFA Sell 400 295 10/15/25 7 —
Canadian Dollar .... BZWS Sell 82,700 60,991 10/15/25 1,528 —
Canadian Dollar .... GSCO Sell 9,000 6,634 10/15/25 163 —
Canadian Dollar .... HSBK Sell 443,500 326,785 10/15/25 7,899 —
Canadian Dollar .... JPHQ Sell 195,800 144,339 10/15/25 3,554 —
Canadian Dollar .... TDOM Sell 415,000 305,895 10/15/25 7,501 —
Canadian Dollar .... UBSW Sell 13,000 9,586 10/15/25 239 —
Canadian Dollar .... WPAC Sell 343,500 253,311 10/15/25 6,327 —
New Zealand Dollar . BOFA Sell 19,700 12,060 10/15/25 633 —
New Zealand Dollar . HSBK Sell 439,200 268,417 10/15/25 13,663 —
New Zealand Dollar . MSCO Sell 495,300 303,064 10/15/25 15,770 —
New Zealand Dollar . UBSW Sell 75,800 46,393 10/15/25 2,426 —
Japanese Yen ...... BOFA Buy 64,500,800 441,668 11/19/25 — (3,294)
Japanese Yen ...... GSCO Buy 117,505,400 804,558 11/19/25 — (5,942)
Japanese Yen ...... JPHQ Buy 62,332,100 426,785 11/19/25 — (3,151)
Japanese Yen ...... TDOM Buy 612,100 4,191 11/19/25 — (31)
Japanese Yen ...... UBSW Buy 59,663,400 408,518 11/19/25 — (3,021)
British Pound ...... HSBK Sell 517,300 703,059 12/17/25 7,277 —
Euro ............. HSBK Sell 4,453,800 5,264,338 12/17/25 11,970 —
Norwegian Krone ... MSCO Sell 6,139,500 623,645 12/17/25 8,304 —
Swedish Krona ..... MSCO Sell 6,123,200 663,106 12/17/25 9,540 —
Swiss Franc ....... UBSW Buy 832,600 1,058,764 12/17/25 — (3,145)
Total Forward Exchange Contracts ................................................... $97,454 $(26,513)
Net unrealized appreciation (depreciation) ............................................ $70,941
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At September 30, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 63,150,000 $ (138,930) $ 44,675
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 42,100,000 174,715 35,520
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 477,100 22,090 (6,612)
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 477,100 22,090 (6,955)
2.91%/1-day SOFR/Apr-52/(Purchased) BNDP 3/31/32 / 2.91% 966,000 58,926 (18,792)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 3,079,100 157,650 (106,950)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 3,079,100 150,568 (57,896)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 158,800 19,802 (1,952)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 158,800 19,802 1,958
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 7,438,800 84,059 (81,475)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 996,400 36,169 (24,244)
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 885,900 48,282 (6,939)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 885,900 48,282 (10,988)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,529,600 89,176 (58,087)
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,376,500 147,412 (141,838)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,376,500 147,412 299,996
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 5,556,400 138,902 (39,599)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 5,556,400 110,287 (78,636)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,940,600 74,212 238,445
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,940,600 74,212 (61,238)
(4.5%)/1-day SOFR/Oct-30/(Written) MCM 10/09/25 / 4.5% 7,438,800 (24,219) 24,180
2.85%/1-day SOFR/Oct-30/(Purchased) MCM 10/09/25 / 2.85% 7,438,800 50,082 (49,999)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 215,700 25,862 436
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 215,700 25,862 (4,546)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 1,584,600 126,320 33,010
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 145,400 15,179 5,177
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,147,100 41,525 (11,648)
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 2,078,300 110,235 (67,175)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 2,078,300 110,235 144,012
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 997,300 60,506 41,269
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 997,300 60,506 (34,115)
Unrealized appreciation 868,678
Unrealized (depreciation) (869,684)
Total $(1,006)
*
In U.S. dollars unless otherwise indicated.

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At September 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 8,893,000 $ 721,400 $ 428,439 $ 292,961
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $721,400 $428,439 $292,961
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 915,000 450,829 379,986 70,843
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 279,000 137,466 15,875 121,591
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 133,000 49,261 50,041 (780)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 167,000 10,393 7,525 2,868
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 148,000 63,508 64,084 (576)
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 42,000 18,022 17,149 873
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 465,000 92,295 139,762 (47,467)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 516,000 102,417 166,855 (64,438)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 609,000 73,080 76,057 (2,977)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 203,000 34,680 36,845 (2,165)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 406,000 80,946 85,124 (4,178)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 223,000 7,162 41,772 (34,610)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 203,000 34,212 36,464 (2,252)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 382,000 (25,185) (50,319) 25,134
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 120,000 (59,125) (9,629) (49,496)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 133,000 (49,262) (56,865) 7,603
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 285,000 (17,736) (49,554) 31,818
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 138,000 (8,588) (23,957) 15,369
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 125,000 (7,779) (13,977) 6,198
Non-
Investment
Grade

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued
)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 562,000 $ (34,974) $ (100,044) $ 65,070
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 34,000 (5,460) (7,729) 2,269
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 12,000 (1,927) (2,464) 537
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 19,000 (3,051) (4,319) 1,268
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 223,000 (7,163) (13,732) 6,569
Investment
Grade
CMBX.NA.BBB-.8 3.00% Monthly JPHQ 10/17/57 26,000 (4,229) (4,054) (175)
Investment
Grade
Total OTC Swap Contracts .............................................. $929,792 $780,896 $148,896
Total Credit Default Swap Contracts .................................... $1,651,192 $ 1,209,335 $441,857
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At September 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 170,842,000 $ (535,533) $ (212,325) $ (323,208)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.23% .... Quarterly 9/17/27 1,991,000 AUD 6,291 1,668 4,623
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 2,942,000 10,532 10,532 —
Receive Fixed 2.08% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 12/17/27 2,104,000 EUR (3,085) (924) (2,161)
Receive Fixed 2.38% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 12/17/27 3,418,000 CAD 2,362 1,375 987
Receive Fixed 3.28% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 12/17/27 1,835,000 AUD (4,920) 245 (5,165)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SONIA ........... Annual 12/17/27 1,587,000 GBP (4,061) (1,677) (2,384)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 140,000,000 1,512,040 511,011 1,001,029
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.73% .... Semi-Annual 9/17/30 6,323,000 AUD 30,465 (22,646) 53,111
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.18% .... Annual 9/17/30 489,000 EUR 5,358 1,429 3,929
Receive Fixed 4.166% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 7/15/35 7,377,200 AUD (38,306) — (38,306)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 4,174,800 60,722 — 60,722
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 46,623,000 (867,907) (169,303) (698,604)
Receive Fixed 4.23% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/35 3,210,000 AUD (7,934) 7,058 (14,992)
Receive Fixed 0.45% .. Annual
Pay Floating 1-day
SARON .......... Annual 12/17/35 1,878,000 CHF (6,351) (4,215) (2,136)

Putnam Master Intermediate Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 2.93% .... Semi-Annual 12/17/35 2,803,000 CAD $ (5,837) $ (7,333) $ 1,496
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 1,715,000 18,518 12,035 6,483
Receive Fixed 2.63% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 12/17/35 679,000 EUR (2,298) 365 (2,663)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.9% ..... Semi-Annual 12/17/35 2,737,000 NZD (22,255) (4,214) (18,041)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 2.6% ..... Annual 12/17/35 15,879,000 SEK 22,094 5,477 16,617
Receive Fixed 4.08% .. Annual
Pay Floating 1-day
SONIA ........... Annual 12/17/35 2,234,000 GBP (22,216) (5,906) (16,310)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.18% .... Semi-Annual 12/17/35 328,000 AUD 2,301 (150) 2,451
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 3.85% .... Annual 12/17/35 22,636,000 NOK 43,499 16,250 27,249
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.377% ... Semi-Annual 7/02/45 688,000 AUD 12,414 — 12,414
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 3,649,000 (63,595) (4,615) (58,980)
Receive Fixed 2.58% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/55 813,000 EUR (61,612) (10,756) (50,856)
Receive Fixed 4.48% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/55 70,000 AUD (515) 340 (855)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 12/17/55 808,000 6,595 7,391 (796)
Total Interest Rate Swap Contracts ................................. $86,766 $ 131,112 $(44,346)
*
In U.S. dollars unless otherwise indicated.
See Note 9 regarding other derivative information.
See A bbreviations on page 5 8

Putnam Master Intermediate Income Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Master
Intermediate
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $176,983,411
Cost - Non-controlled affiliates (Note 3e) ........................................................ 18,264,085
Value - Unaffiliated issuers .................................................................. $178,442,254
Value - Non-controlled affiliates (Note 3e ) ....................................................... 18,303,208
Cash .................................................................................... 1,183,874
Receivables:
Investment securities sold ................................................................... 394,660
Receivable for sales of TBA securities (Note 1d) .................................................. 3,874,297
Dividends and interest ..................................................................... 1,340,736
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 2,486,114
Variation margin on centrally cleared swap contracts ............................................... 46,287
OTC swap contracts (upfront payments ) .......................................................... 1,117,539
Unrealized appreciation on OTC forward exchange contracts .......................................... 97,454
Unrealized appreciation on forward premium swap option contracts ..................................... 868,678
Unrealized appreciation on OTC swap contracts .................................................... 358,010
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 74
Prepaid expenses .......................................................................... 64,406
Other assets .............................................................................. 765
Total assets .......................................................................... 208,578,356
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,518,805
Payable for purchases of TBA securities (Note 1d) ................................................ 28,742,422
Management fees ......................................................................... 310,197
Administrative fees ........................................................................ 1,096
Transfer agent fees ........................................................................ 27,032
Trustees' fees and expenses ................................................................. 92,778
Variation margin on futures contracts ........................................................... 2,323
Deposits from brokers for:
OTC derivative contracts .................................................................. 1,171,985
OTC swap contracts (upfront receipts ) ........................................................... 336,643
Unrealized depreciation on OTC swap contracts .................................................... 209,114
Unrealized depreciation on OTC forward exchange contracts .......................................... 26,513
Unrealized depreciation on forward premium swap option contracts ..................................... 869,684
TBA sale commitments, at value (proceeds $6,946,484) (Note 1d) ...................................... 6,925,061
Collateral on certain derivative contracts, at value (Note 1 e ) ........................................... 141,725
Accrued expenses and other liabilities ........................................................... 167,439
Total liabilities ......................................................................... 41,542,817
Net assets, at value ................................................................. $167,035,539
Net assets consist of:
Paid-in capital ............................................................................. $292,611,522
Total distributable earnings (losses) ............................................................. (125,575,983)
Net assets, at value ................................................................. $167,035,539
Shares outstanding ......................................................................... 48,184,341
Net asset value per share
a
.................................................................... $3.47
a
Net asset value per share may not recalculate due to rounding.

Putnam Master Intermediate Income Trust
Financial Statements
Statement of Operations
September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Master
Intermediate
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $951,118
Interest:
Unaffiliated issuers ........................................................................ 9,635,076
Total investment income ................................................................... 10,586,194
Expenses:
Management fees (Note 3 a ) ................................................................... 1,222,708
Administrative fees (Note 3 b ) .................................................................. 3,341
Transfer agent fees (Not e 3c) .................................................................. 89,243
Custodian fees ............................................................................ 35,552
Reports to shareholders fees .................................................................. 67,133
Registration and filing fees .................................................................... 30,887
Professional fees ........................................................................... 196,931
Trustees' fees and expenses .................................................................. 24,087
Other .................................................................................... 23,063
Total expenses ......................................................................... 1,692,945
Expense reductions (Note 4) ............................................................... (2,694)
Expenses waived/paid by affiliates (Note 3e) ................................................... (5,854)
Net expenses ......................................................................... 1,684,397
Net investment income ................................................................ 8,901,797
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (558,871)
Foreign currency transactions ................................................................ 7,559
Forward exchange contracts ................................................................. (322,681)
Forward premium swap option contracts ........................................................ (614,348)
Futures contracts ......................................................................... (353,667)
TBA sale commitments ..................................................................... (121,640)
Swap contracts ........................................................................... 2,344,933
Net realized gain (loss) .................................................................. 381,285
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,512,509
Non-controlled affiliates (Note 3 e ) ........................................................... 39,123
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,163
Unfunded loan commitments (Note 8 ) .......................................................... 74
Forward exchange contracts ................................................................. 197,001
Forward premium swap option contracts ........................................................ (628,149)
Futures contracts ......................................................................... 78,737
TBA sale commitments ..................................................................... (26,932)
Swap contracts ........................................................................... 371,538
Net change in unrealized appreciation (depreciation) ............................................ 1,545,064
Net realized and unrealized gain (loss) ............................................................ 1,926,349
Net increase (decrease) in net assets resulting from operations .......................................... $10,828,146

Putnam Master Intermediate Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Master Intermediate Income Trust
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,901,797 $9,683,082
Net realized gain (loss) ................................................. 381,285 (4,922,629)
Net change in unrealized appreciation (depreciation) ........................... 1,545,064 16,956,205
Net increase (decrease) in net assets resulting from operations ................ 10,828,146 21,716,658
Distributions to shareholders .............................................. (8,257,362) (8,296,682)
Distributions to shareholders from tax return of capital ........................... (4,463,304) (4,454,489)
Total distributions to shareholders .......................................... (12,720,666) (12,751,171)
Capital share transactions (Note 2 ) .......................................... — (1,179,070)
Net increase (decrease) in net assets ................................... (1,892,520) 7,786,417
Net assets:
Beginning of year ....................................................... 168,928,059 161,141,642
End of year ........................................................... $167,035,539 $168,928,059

Putnam Master Intermediate Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Master Intermediate Income Trust (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Master Intermediate Income Trust
Notes to Financial Statements

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Annual Report
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
1. Organization and Significant Accounting Policies
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements

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Annual Report
currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements

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Annual Report
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and, if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued daily.
Amortization of premium and accretion of discount on debt
securities are included in interest income. Paydown gains
and losses are recorded as an adjustment to interest income
on the Statement of Operations. The Fund may receive
other income from investments in senior secured corporate
loans or unfunded commitments, including amendment
fees, consent fees or commitment fees. These fees are
recorded as income when received by the Fund. Facility fees
are recognized as income over the expected term of the
loan. Dividend income are recorded on the ex-dividend date.
Distributions to shareholders from net investment income,
if any, are recorded by the Fund on the ex-dividend date.
Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The Fund uses
targeted distribution rates, whose principal source of the
distribution is ordinary income. However, the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital. A return of capital is not taxable;
rather it reduces a shareholder’s tax basis in their shares of the Fund. The Fund may make return of capital distributions
to achieve the targeted distribution rates.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2025, there were an unlimited number of shares authorized (without par value). During the years ended
September 30, 2025 and 2024, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
In September 2025, the Board authorized management to renew the Fund’s open-market share repurchase program.
Under the program, the Fund may purchase, from time to time, fund shares in open-market transactions, at the discretion of management. This authorization remains in effect. Repurchases are made when the Fund’s shares are trading at less than net asset value and therefore increase the net asset value per share of the Fund’s remaining shares. During the year ended
September 30, 2025, there were no shares repurchased. Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Shares repurchased ............................................. – $– 375,175 $1,179,070
Weighted average discount of cost of repurchase to net asset value of shares repurchased ................................................. –% 7.84%
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
j. Guarantees and Indemnifications
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays Advisers for management and investment advisory services quarterly based on the average net assets
(including assets, but excluding liabilities, attributable to leverage for investment purposes) of the Fund. The fee is based on the following annual rates:
For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.750% of the Fund’s average net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024,
PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
Annualized Fee Rate Net Assets
0.750% of the first $500 million of average net assets,
0.650% of the next $500 million of average net assets,
0.600% of the next $500 million of average net assets,
0.550% of the next $5 billion of average net assets,
0.525% of the next $5 billion of average net assets,
0.505% of the next $5 billion of average net assets,
0.490% of the next $5 billion of average net assets,
0.480% of the next $5 billion of average net assets,
0.470% of the next $5 billion of average net assets,
0.460% of the next $5 billion of average net assets,
0.450% of the next $5 billion of average net assets,
0.440% of the next $5 billion of average net assets,
0.430% of the next $8.5 billion of average net assets and
0.420% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements

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Annual Report
c. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.05% of the Fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Transfer agent fees in the Statement of Operations.
On May 8, 2025, the Board approved Computershare Inc. to serve as transfer agent for the Fund. Effective October 13, 2025, subsequent to the reporting period, Computershare Inc. became the transfer agent for the Fund and PSERV is no longer an affiliated person of the Fund, under the 1940 Act. The principal business office of Computershare is located at P.O. Box 43006,
Providence, Rhode Island 02940-3078.
d. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees, who were serving prior to
April 25, 2025, to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023.
The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund, who were serving prior to April 25, 2025, and who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in
Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension
Plan with respect to any Trustee first elected after 2003.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended September 30, 2025, the Fund held investments in affiliated management investment companies as follows:
3. Transactions with Affiliates
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended September 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
During the year ended September 30, 2025, the Fund utilized $1,448,121 of capital loss carryforwards.
The tax character of distributions paid during the years ended September 30, 2025 and 2024, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Master Intermediate Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $4,152,125 $— $— $39,123 $4,191,248 166,982 $104,055
Putnam Government Money
Market Fund, Class P, 3.959% . 18,697,139 37,382,542 (50,256,710) — — 5,822,971 5,822,971 372,646
Putnam Short Term Investment
Fund, Class P, 4.364% ...... 14,161,617 6,228,309 (12,100,937) — — 8,288,989 8,288,989 474,417
Total Non-Controlled Affiliates $32,858,756 $47,762,976 $(62,357,647) $— $39,123 $18,303,208 $951,118
Total Affiliated Securities ... $32,858,756 $47,762,976 $(62,357,647) $— $39,123 $18,303,208 $951,118
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 39,718,215
Long term ................................................................................ 68,340,068
Total capital loss carryforwards ............................................................... $108,058,283
2025 2024
Distributions paid from:
Ordinary income .......................................................... $8,257,362 $8,296,682
Return of capital ........................................................... 4,463,304 4,454,489
$12,720,666 $12,751,171
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At September 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2025, aggregated
$780,383,621 and $767,272,828, respectively.
7. Credit Risk
At September 30, 2025, the Fund had 35.0% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September
30, 2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At September 30, 2025, unfunded commitments were as follows:
Cost of investments .......................................................................... $209,212,720
Unrealized appreciation ........................................................................ $10,354,310
Unrealized depreciation ........................................................................ (27,890,190)
Net unrealized appreciation (depreciation) .......................................................... $(17,535,880)
Borrower Unfunded Commitment
Putnam Master Intermediate Income Trust
Clydesdale Acquisition Holdings, Inc. $ 3,333
Pinnacle Buyer LLC 15,174
$ 18,507
5. Income Taxes
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Other Derivative Information
At September 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Master Intermediate Income Trust
Interest rate contracts .......
Variation margin on futures
contracts
$ 58,505
a
Variation margin on futures
contracts
$ 9,959
a
Variation margin on centrally
cleared swap contracts
1,191,111
b
Variation margin on centrally
cleared swap contracts
1,235,457
b
Unrealized appreciation on
forward premium swap option
contracts
868,678 Unrealized depreciation on
forward premium swap option
contracts
869,684
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
97,454 Unrealized depreciation on OTC
forward exchange contracts
26,513
Credit contracts ............
Variation margin on centrally
cleared swap contracts
292,961
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
1,117,539 OTC swap contracts (upfront
receipts)
336,643
Unrealized appreciation on OTC
swap contracts
358,010 Unrealized depreciation on OTC
swap contracts
209,114
Total .................... $3,984,258 $2,687,370
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Master Intermediate Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended September 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended September 30, 2025 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At September 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Master Intermediate Income Trust
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(353,667) Futures contracts $78,737
Swap contracts 1,940,072 Swap contracts (85,052)
Forward premium swap option
contracts (614,348)
Forward premium swap option
contracts (628,149)
Foreign exchange contracts .....
Forward exchange contracts (322,681) Forward exchange contracts 197,001
Credit contracts ...............
Swap contracts 404,861 Swap contracts 456,590
Total ....................... $1,054,237 $19,127
Putnam Master
Intermediate Income
Trust
Futures contracts .......................................................................... $ 26,670,895
Swap contracts ............................................................................ 508,652,713
Forwards exchange contracts ................................................................. 13,828,693
Options .................................................................................. 244,240,837
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Master Intermediate Income Trust
Forward Exchange Contracts ............................. $ 97,454 $ 26,513
Forward Premium Swap Option Contracts ................... 868,678 869,684
Swap Contracts ....................................... 1,475,549 545,757
Total ............................................. $2,441,681 $1,441,954
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At September 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam Master Intermediate Income Trust
Counterparty
BNDP ................... $ 80,195 $ (32,359) $ — $ — $ 47,836
BOFA .................... 9,167 (9,167) — — —
BZWS ................... 2,181 (616) — — 1,565
CITI ..................... 738,137 (302,520) — (435,617) —
DBAB ................... — — — — —
GSCO ................... 292,551 (100,550) — (130,000) 62,001
HSBK ................... 40,809 (216) — — 40,593
JPHQ ................... 541,995 (390,104) — (151,891) —
MCM .................... 24,616 (24,616) — — —
MLCO ................... 168,798 (64,296) (104,502) — —
MSCO ................... 341,458 (174,386) — (140,000) 27,072
NATW ................... — — — — —
TDOM ................... 7,501 (1,378) — — 6,123
UBSW ................... 187,946 (107,541) — (80,405) —
WPAC ................... 6,327 (44) — — 6,283
Total ................... $2,441,681 $(1,207,793) $(104,502) $(937,913) $191,473
$ 1
a
At September 30, 2025, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

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Notes to Financial Statements

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At September 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 58.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Master Intermediate Income Trust
Counterparty
BNDP ................... $ 32,359 $ (32,359) $ — $ — $ —
BOFA .................... 183,824 (9,167) (113,987) — 60,670
BZWS ................... 616 (616) — — —
CITI ..................... 302,520 (302,520) — — —
DBAB ................... 17,927 — (12,999) — 4,928
GSCO ................... 100,550 (100,550) — — —
HSBK ................... 216 (216) — — —
JPHQ ................... 390,104 (390,104) — — —
MCM .................... 54,545 (24,616) — — 29,929
MLCO ................... 64,296 (64,296) — — —
MSCO ................... 174,386 (174,386) — — —
NATW ................... 11,648 — — — 11,648
TDOM ................... 1,378 (1,378) — — —
UBSW ................... 107,541 (107,541) — — —
WPAC ................... 44 (44) — — —
Total ................... $1,441,954 $(1,207,793) $(126,986) $— $107,175
a
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

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Notes to Financial Statements

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Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Distributions subsequent to September 30, 2025
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report.
Level 1 Level 2 Level 3 Total
Putnam Master Intermediate Income Trust
Assets:
Investments in Securities:
Management Investment Companies ......... $ 4,191,248 $ — $ — $ 4,191,248
Convertible Bonds ....................... — 4,975,551 — 4,975,551
Corporate Bonds ........................ — 47,817,401 — 47,817,401
Senior Floating Rate Interests ............... — 10,834,739 — 10,834,739
Foreign Government and Agency Securities .... — 18,727,699 — 18,727,699
U.S. Government and Agency Securities ....... — 141,725 — 141,725
Asset-Backed Securities ................... — 3,638,310 — 3,638,310
Commercial Mortgage-Backed Securities ...... — 16,663,602 — 16,663,602
Mortgage-Backed Securities ................ — 32,014,462 — 32,014,462
Residential Mortgage-Backed Securities ....... — 16,603,664 — 16,603,664
Agency Commercial Mortgage-Backed Securities — 20,183,062 — 20,183,062
Short Term Investments ................... 14,111,960 6,842,039 — 20,953,999
Total Investments in Securities ........... $18,303,208 $178,442,254 $— $196,745,462
Other Financial Instruments:
Forward Exchange Contracts ............... $— $97,454 $— $97,454
Forward Premium Swap Option Contracts ..... — 868,678 — 868,678
Futures Contracts ....................... 58,505 — — 58,505
Swap Contracts ......................... — 1,842,082 — 1,842,082
Unfunded Loan Commitments .............. — 74 — 74
Total Other Financial Instruments ......... $58,505 $2,808,288 $— $2,866,793
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 6,925,061 $ — $ 6,925,061
Forward Exchange Contracts ............... — 26,513 — 26,513
Forward Premium Swap Option Contracts ...... — 869,684 — 869,684
Futures Contracts ........................ 9,959 — — 9,959
Swap Contracts ......................... — 1,444,571 — 1,444,571
Total Other Financial Instruments ......... $9,959 $9,265,829 $— $9,275,788
Record Date Payable Date Amount
10/17/2025 10/31/2025 $0.0220
11/17/2025 11/28/2025 $0.0220
12/15/2025 12/31/2025 $0.0220
1/23/2026 1/30/2026 $0.0220
2/20/2026 2/27/2026 $0.0220
10. Fair Value Measurements
(continued)

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Notes to Financial Statements

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12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Notes to Financial Statements

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Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
TBA
To-Be-Announced
TBD
To Be Determined
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.56%
1-day SARON ....................... (0.05)%
1-day SOFR ........................ 4.24%
1-day SONIA ........................ 3.97%
3-month AUD BBR ................... 3.58%
3-month STIBOR .................... 1.89%
6-month AUD BBR ................... 3.75%
6-month EURIBOR ................... 2.10%
6-month NIBOR ..................... 4.23%

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Report of Independent Registered Public Accounting Firm

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To the Board of Trustees and Shareholders of Putnam Master Intermediate Income Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Master Intermediate Income Trust (the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September
30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30,
2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Master Intermediate Income Trust
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2025:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,437
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $2,437
Section 163(j) Interest Earned §163(j) $8,647,775

Putnam Master Intermediate Income Trust

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Important Information to Shareholders (unaudited)
Share Repurchase Program
In September 2025, the Trustees of your Fund authorized
a share repurchase program that allows your Fund to
repurchase, beginning October 1, 2025, up to 10% of the
Fund's common shares outstanding as of September 30,
2025.
Information about the Fund’s goal, investment
strategies, principal risks, and fundamental investment
policies
Goal
The goal of the Fund is to seek with equal emphasis high
current income and relative stability of net asset value by
allocating its investments among the U.S. investment grade
sector, high-yield sector, and international sector.
The Fund’s main investment strategies and related risks
This section contains detail regarding the Fund’s main
investment strategies and the related risks you face as
a Fund shareholder. It is important to keep in mind that
risk and reward generally go hand in hand; the higher the
potential reward, the greater the risk.
We pursue the Fund’s goal by investing mainly in
assignments of and participations in fixed and floating rate bank loans, bonds and related derivatives, securitized debt
instruments (such as residential mortgage-backed securities
and commercial mortgage-backed securities), and other
obligations of companies and governments worldwide that
are either investment-grade or below-investment-grade in
quality (sometimes referred to as “junk bonds”), that have
intermediate- to long-term maturities (three years or longer), and that are from multiple sectors. The Fund, under normal
circumstances, will maintain an average portfolio rating of
investment grade, as measured at the time of the making of
an investment. The Fund currently has significant investment exposure to residential and commercial mortgage-backed
investments. We may consider, among other factors,
credit, interest rate and prepayment risks, as well as
general market conditions, when deciding whether to buy
or sell investments. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions and credit default, total return and interest rate swap contracts, for hedging and non-hedging purposes and
to obtain leverage.
The Fund currently has significant investment exposure
to CMBS, which are subject to risks associated with the
commercial real estate markets and the servicing of
mortgage loans secured by commercial properties. During
periods of difficult economic conditions, delinquencies and
losses on CMBS in particular generally increase, including
as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to
make loan payments, and the ability of a property to attract and retain commercial tenants. The Fund achieves exposure
to CMBS via cash securities and CMBX, an index that
references a basket of CMBS.
• Foreign investments. We consider any securities issued
by a foreign government or a supranational organization
(such as the World Bank) or denominated in a foreign
currency to be securities of a foreign issuer. In addition, we consider an issuer to be a foreign issuer if we determine
that (i) the issuer is headquartered or organized outside the
United States, (ii) the issuer’s securities trade in a market outside the United States, (iii) the issuer derives a majority of its revenues or profits outside the United States, or (iv)
the issuer is significantly exposed to the economic fortunes and risks of regions outside the United States. Foreign
investments involve certain special risks, including:
— Unfavorable changes in currency exchange rates: Foreign
investments are typically issued and traded in foreign
currencies. As a result, their values may be affected by
changes in exchange rates between foreign currencies and
the U.S. dollar.
— Political and economic developments: Foreign
investments may be subject to the risks of seizure by a
foreign government, direct or indirect impact of sovereign
debt default, imposition of economic sanctions, tariffs,
trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), and tax increases.
— Unreliable or untimely information: There may be less
information publicly available about a foreign company than
about most publicly-traded U.S. companies, and foreign
companies are usually not subject to accounting, auditing
and financial reporting standards and practices as stringent as those in the United States. Foreign securities may trade
on markets that are closed when U.S. markets are open.
As a result, accurate pricing information based on foreign
market prices may not always be available.

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— Limited legal recourse: Legal remedies for investors may
be more limited than the remedies available in the United
States.
— Limited markets: Certain foreign investments may be
less liquid (harder to buy and sell) and more volatile than
most U.S. investments, which means we may at times be
unable to sell these foreign investments at desirable prices.
In addition, there may be limited or no markets for bonds
of issuers that become distressed. For the same reason,
we may at times find it difficult to value the Fund’s foreign investments.
— Trading practices: Brokerage commissions and other
fees are generally higher for foreign investments than for
U.S. investments. The procedures and rules governing
foreign transactions and custody may also involve delays in
payment, delivery or recovery of money or investments.
— Sovereign issuers: The willingness and ability of
sovereign issuers to pay principal and interest on
government securities depends on various economic factors,
including the issuer’s balance of payments, overall debt
level, and cash flow from tax or other revenues. In addition, there may be no legal recourse for investors in the event of default by a sovereign government.
The risks of foreign investments are typically increased in
countries with less developed markets, which are sometimes
referred to as emerging markets. Emerging markets may
have less developed economies and legal and regulatory
systems, and may be susceptible to greater political and
economic instability than developed foreign markets.
Countries with emerging markets are also more likely to
experience high levels of inflation, or currency devaluation, and investments in emerging markets may be more volatile
and less liquid than investments in developed markets. For
these and other reasons, investments in emerging markets
are often considered speculative.
Certain risks related to foreign investments may also
apply to some extent to U.S.- traded investments that are
denominated in foreign currencies, investments in U.S.
companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.
• Interest rate risk. The values of bonds and other debt
instruments usually rise and fall in response to changes
in interest rates. Interest rates can change in response
to the supply and demand for credit, government and/or
central bank monetary policy and action, inflation rates, and other factors. Declining interest rates generally result in an increase in the value of existing debt instruments, and rising interest rates generally result in a decrease in the value of existing debt instruments. Changes in a debt instrument’s
value usually will not affect the amount of interest income
paid to the Fund, but will affect the value of the Fund’s
shares. Interest rate risk is generally greater for investments with longer maturities.
Some investments give the issuer the option to call or
redeem an investment before its maturity date. If an issuer
calls or redeems an investment during a time of declining
interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and, therefore, the Fund
might not benefit from any increase in value as a result of
declining interest rates.
• Credit risk. Investors normally expect to be compensated
in proportion to the risk they are assuming. Thus, debt of
issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated
investments generally have lower credit risk.
We may invest up to 70% of the Fund’s total assets in
higher-yield, higher-risk debt investments that are rated
below BBB or its equivalent at the time of purchase by each
nationally recognized securities rating agency rating such
investments, or in unrated investments that we believe are
of comparable quality. We may invest up to 5% of the Fund’s
total assets in debt investments rated below CCC or its
equivalent, at the time of purchase, by each rating agency
rating such investments, or in unrated investments that we
believe are of comparable quality. This includes investments in the lowest rating category of the rating agency. We will not necessarily sell an investment if its rating is reduced after buying it.
Investments rated below BBB or its equivalent are below
investment-grade in quality (sometimes referred to as “junk
bonds”), which can be more sensitive to changes in markets,
credit conditions, and interest rate, and may be considered
speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest
and principal and thus default. If a default occurs, or is
perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of
a debt instrument may also be affected by changes in, or
perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or

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assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for us to sell the investment at a price approximating the value we had
previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times
make it difficult for us to buy or sell certain debt instruments or to establish their fair values. Credit risk is generally
greater for zero-coupon bonds and other investments that
are issued at less than their face value and that are required to make interest payments only at maturity rather than at
intervals during the life of the investment.
Credit ratings are based largely on the issuer’s historical
financial condition and the rating agencies’ investment
analysis at the time of rating. The rating assigned to any
particular investment does not necessarily reflect the
issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions,
we perform our own investment analysis and do not rely only
on ratings assigned by the rating agencies. Our success in
achieving the Fund’s goal may depend more on our own
credit analysis when we buy lower-rated debt than when we
buy investment-grade debt. We may have to participate in
legal proceedings involving the issuer. This could increase
the Fund’s operating expenses and decrease its net asset
value.
Although investment-grade investments generally have lower
credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have
the least credit risk, but are not completely free of credit risk.
While some investments, such as U.S. Treasury obligations
and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by
the credit of the issuer. Mortgage-backed securities may be
subject to the risk that underlying borrowers will be unable to meet their obligations.
Bond investments may be more susceptible to downgrades
or defaults during economic downturns or other periods of
economic stress, which can significantly strain the financial resources of debt issuers, including the issuers of the bonds in which the Fund invests (or has exposure to). This may
make it less likely that those issuers can meet their financial obligations when due and may adversely impact the value of
their bonds, which could negatively impact the performance
of the Fund. It is difficult to predict the level of financial stress and duration of such stress issuers may experience.
• Prepayment risk. Traditional debt investments typically
pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, payments on securitized debt instruments, including mortgage-backed and asset-
backed investments, typically include both interest and
partial payment of principal. Principal may also be prepaid
voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in
other investments with less attractive terms and yields.
Compared to debt that cannot be prepaid, mortgage-backed
investments are less likely to increase in value during
periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of the Fund. Some
mortgage-backed investments receive only the interest
portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are
extremely sensitive to changes in interest rates and in the
rate of principal payments on the underlying mortgages. The
market for these investments may be volatile and limited,
which may make them difficult to buy or sell. Asset-backed
securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle
installment sales or installment loan contracts, leases of
various types of real and personal property and receivables
from credit card agreements. Asset-backed securities
are subject to risks similar to those of mortgage-backed
securities.
• Derivatives. We typically engage to a significant extent in a variety of transactions involving derivatives, such as credit default swaps, interest rate swaps, total return swaps, TBA
commitments, futures, options and swaptions, including on
mortgage-backed securities and indices, certain foreign
currency transactions, credit default, total return and interest rate swap contracts, including to obtain or adjust exposure
to commercial and residential mortgage-backed instruments.
Derivatives are financial instruments whose value depends
upon, or is derived from, the value of something else,
such as one or more underlying investments, pools
of investments, indexes or currencies. We may make
use of “short” derivative positions, the values of which
typically move in the opposite direction from the price of

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the underlying investment, pool of investments, index or
currency. We may use derivatives both for hedging and
non-hedging purposes and to obtain leverage. For example,
we may use derivatives to increase or decrease the Fund’s
exposure to long- or short-term interest rates (in the United
States or abroad), increase or decrease the Fund’s exposure
to inflation, adjust the term of the Fund’s U.S. Treasury
security exposure, adjust the Fund’s positioning on the yield curve (a line that plots interest rates of bonds having equal credit quality but differing maturity dates) or to take tactical positions along the yield curve or to a particular currency or group of currencies, or as a substitute for a direct investment in the securities of one or more issuers. The Fund may also
use derivatives to isolate prepayment risk associated with
the Fund’s holdings of collateralized mortgage obligations.
However, we may also choose not to use derivatives based
on our evaluation of market conditions or the availability
of suitable derivatives. Investments in derivatives may
be applied toward meeting a requirement to invest in a
particular kind of investment if the derivatives have economic characteristics similar to that investment.
Derivatives involve special risks and may result in losses.
The successful use of derivatives depends on our ability to
manage these sophisticated instruments. Some derivatives
are “leveraged,” which means they provide the Fund with
investment exposure greater than the value of the Fund’s
investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to
the Fund. The risk of loss from certain short derivative
positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to unanticipated market
movements, the use of leverage, imperfect correlation
between the derivative instrument and the reference asset,
or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the Fund’s returns, obligations and exposures.
Other risks arise from the potential inability to terminate
or sell derivative positions. Derivatives may be subject
to liquidity risk due to the Fund’s obligation to make
payments of margin, collateral, or settlement payments to
counterparties. A liquid secondary market may not always
exist for the Fund’s derivative positions. In fact, certain
over-the-counter instruments (investments not traded
on an exchange) may not be liquid. Over-the-counter
instruments also involve the risk that the other party to the derivative transaction may not be willing or able to meet its obligations with respect to the derivative transaction. The
risk of a party failing to meet its obligations may increase if the Fund has significant exposure to that counterparty.
Derivative transactions may also be subject to operational
risk, including due to documentation and settlement issues,
system failures, inadequate controls and human error, and
legal risk due to insufficient documentation, insufficient
capacity or authority of a counterparty, or issues with respect to the legality or enforceability of the derivative contract.
• Floating rate loans. Floating rate loans are debt
obligations with interest rates that adjust or “float”
periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate, such as the London
Inter-Bank Offered Rate or the prime rate offered by one or
more major U.S. banks. While most floating rate loans are
below-investment-grade in quality, many also are senior
in rank in the event of bankruptcy to most other securities
of the borrower, such as common stock or public bonds.
Floating rate loans are also normally secured by specific
collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.
Floating rate loans generally are less sensitive to interest rate changes than obligations with fixed interest rates but
may decline in value if their interest rates do not rise as
much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its
floating rate investments. Most floating rate loans allow
for prepayment of principal without penalty. If a borrower
prepays a loan, we might have to reinvest the proceeds in
an investment that may have lower yields than the yield on
the prepaid loan or might not be able to take advantage of
potential gains from increases in the credit quality of the
issuer.
The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s
obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other
insolvency proceedings. Floating rate loans may not be fully collateralized and may decline in value. Loans may not be
considered “securities,” and it is possible that the Fund may not be entitled to rely on anti-fraud and other protections
under the federal securities laws when it purchases loans.

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Important Information to Shareholders (unaudited)

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Annual Report
Although the market for the types of floating rate loans in
which the Fund invests has become increasingly liquid over
time, this market is still developing, and there can be no
assurance that adverse developments with respect to this
market or particular borrowers will not prevent the Fund from selling these loans at their market values when we consider
such a sale desirable. In addition, the settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days.
Requirements to obtain consent of borrower and/or agent
can delay or impede the Fund’s ability to sell the floating
rate loans and can adversely affect the price that can be
obtained. It is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption
obligations.
• Liquidity and illiquid investments. We may invest
the Fund’s assets in illiquid investments, which may be
considered speculative and which may be difficult to sell. The sale of many of these investments is prohibited or limited by law or contract. Some investments may be difficult to value
for purposes of determining the Fund’s net asset value.
Certain other investments may not have an active trading
market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and
other conditions, including investors trying to sell large
quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular
investment or type of investment. Commercial mortgage-
backed securities may be less liquid and exhibit greater
price volatility than other types of mortgage- or asset-backed securities. We may not be able to sell the Fund’s illiquid
investments when we consider it desirable to do so, or we
may be able to sell them only at less than their value.
• Focused investment risk. Focusing investments in
sectors and industries with high positive correlations to
one another creates additional risk. The Fund currently
has significant investment exposure to private issuers of
residential and commercial mortgage-backed securities
and mortgage-backed securities issued or guaranteed by
the U.S. government or its agencies or instrumentalities,
which makes the Fund’s net asset value more susceptible
to economic, market, political and other developments
affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate
properties. Factors affecting the residential and commercial real estate markets include the supply and demand of real
property in particular markets, changes in the avail-ability, terms and costs of mortgages, changes in tenants’ ability to make loan payments, changes in zoning laws and eminent
domain practices, the impact of environmental laws, delays
in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy
of rent to cover operating expenses, changes in government
regulations, and local and regional market conditions. Some
of these factors may vary greatly by geographic location. The value of these investments also may be affected by changes
in interest rates and social and economic trends. Mortgage-
backed securities are subject to the risk of fluctuations in income from underlying real estate assets, prepayments,
extensions, and defaults by borrowers.
Because the Fund currently has significant investment
exposure to commercial mortgage-backed securities,
the Fund may be particularly susceptible to adverse
developments affecting those securities. Commercial
mortgage-backed securities include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties,
office buildings, retail space and shopping malls, cooperative apartments, hotels and motels, nursing homes, hospitals
and senior living centers. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of
investing in the real estate securing the underlying mortgage loans. During periods of difficult economic conditions
(including periods of significant disruptions to business
operations, supply chains, and customer activity and lower
consumer demand for goods and services), delinquencies
and losses on commercial real estate generally increase,
including as a result of the effects of those conditions on
commercial real estate markets, the ability of commercial
tenants to make loan payments, and the ability of a property to attract and retain commercial tenants. The risk of defaults on residential mortgage-backed securities is generally
higher in the case of mortgage-backed investments that
include non-qualified mortgages. Litigation with respect
to the representations and warranties given in connection
with the issuance of mortgage-backed securities can be an
important consideration in investing in such securities, and the outcome of any such litigation could significantly impact the value of the Fund’s mortgage-backed investments.
• Market Events Risk. The market values of securities
or other assets will fluctuate, sometimes sharply and
unpredictably, due to factors such as economic events,

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Important Information to Shareholders (unaudited)

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governmental actions or intervention, actions taken by the
U.S. Federal Reserve or foreign central banks, market
disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic
sanctions and countermeasures in response to sanctions,
major cybersecurity events, the global and domestic
effects of widespread or local health, weather or climate
events, and other factors that may or may not be related
to the issuer of the security or other asset. Economies and
financial markets throughout the world are increasingly
interconnected. Economic, financial or political events,
trading and tariff arrangements, public health events,
terrorism, wars, natural disasters and other circumstances
in one country or region could have profound impacts on
global economies or markets. As a result, whether or not
the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly
affected, the value and liquidity of the Fund’s investments
may be negatively affected. The United States and other
countries are periodically involved in disputes over trade
and other matters, which may result in tariffs, investment
restrictions and adverse impacts on affected companies
and securities. For example, the United States has recently
enacted and proposed to enact significant new tariffs and
President Trump has directed various federal agencies to
further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties and tariffs. There continues to exist significant
uncertainty about the future relationship between the U.S.
and other countries with respect to such trade policies,
treaties and tariffs. These developments, or the perception
that any of them could occur, may have a material adverse
effect on global economic conditions and the stability of
global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S.
Raising the ceiling on U.S. government debt has become
increasingly politicized. Any failure to increase the total
amount that the U.S. government is authorized to borrow
could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in
the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances
could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The United States and other countries are periodically
involved in disputes over trade and other matters, which
may result in tariffs, investment restrictions and adverse
impacts on affected companies and securities. For example,
the United States has imposed tariffs and other trade
barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers
to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and
financial markets generally. The United States government
has prohibited U.S. persons from investing in Chinese
companies designated as related to the Chinese military.
These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese
government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or
continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may
be severely affected both regionally and globally, and the
value of the Fund’s assets may go down.
• ESG considerations. Although ESG considerations do
not represent a primary focus of the Fund, we expect to
integrate ESG considerations into our fundamental research
process and investment decision-making for the Fund,
where we consider them material and relevant, and where
data is available. We believe that ESG considerations, like
other, more traditional subjects of investment analysis such as credit, interest rate, prepayment and liquidity risks, as well as general market conditions, have the potential to
impact financial risk and investment returns. We believe
that ESG considerations are best analyzed in combination
with traditional fundamental considerations, including a
company’s industry, geography, and strategic position or
the fundamentals of a securitized product and its underlying assets. With respect to securitized products, we may
evaluate ESG considerations related to the originator,
servicers and other relevant parties. We also consider
ESG factors when evaluating sovereign debt, including
both current ESG metrics and goals and progress by the
sovereign issuer with respect to ESG considerations. When
considering ESG factors for all asset classes, we use
company or issuer disclosures, public data sources, and
independent third-party data (where available) as inputs
into our analytical processes. With respect to certain Fund

Putnam Master Intermediate Income Trust
Important Information to Shareholders (unaudited)

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Annual Report
holdings, such as holdings of securitized investments, data
on material ESG considerations may be limited. Because
fixed income investments generally represent a promise to
pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related
investment considerations may have a more limited impact
on risk and return (or may have an impact over a different
investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments.
The consideration of ESG factors as part of the Fund’s
investment process does not mean that the Fund pursues a
specific “ESG” or “sustainable” investment strategy, and we
may make investment decisions for the Fund other than on
the basis of relevant ESG considerations.
• Management and operational risk. The Fund is actively
managed and its performance will reflect, in part, our ability to make investment decisions that seek to achieve the
Fund’s investment objective. There is no guarantee that
the investment techniques, analyses, or judgments that
we apply in making investment decisions for the Fund will
produce the intended outcome or that the investments we
select for the Fund will perform as well as other securities that were not selected for the Fund. As a result, the Fund
may underperform its benchmark or other funds with a
similar investment goal and may realize losses. In addition, we, or the Fund’s other service providers, may experience
disruptions or operating errors that could negatively impact the Fund. Although service providers may have operational
risk management policies and procedures and take
appropriate precautions to avoid and mitigate risks that
could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely
eliminate or mitigate their occurrence or effects.
• Other investments. In addition to the main investment
strategies described above, the Fund may make other types
of investments, such as investments in asset-backed, hybrid
and structured bonds and notes, preferred securities that
would be characterized as debt securities under applicable
accounting standards and tax laws, and assignments of
and participations in fixed and floating rate loans. The Fund may also invest in cash or cash equivalents, including
money market instruments or short-term instruments such
as commercial paper, bank obligations (e.g., certificates
of deposit and bankers’ acceptances), repurchase
agreements, and U.S. Treasury bills or other government
obligations. The Fund may also from time to time invest
all or a portion of its cash balances in money market and/
or short-term bond funds advised by the Manager or its
affiliates. The percentage of the Fund invested in cash and
cash equivalents and such money market and short-term
bond funds is expected to vary over time and will depend
on various factors, including market conditions, and our
assessment of the cash level that is appropriate to allow
the Fund to pursue investment opportunities as they arise.
Large cash positions may dampen performance and may
prevent the Fund from achieving its goal. The Fund may
also loan portfolio securities to earn income. The Fund may
also invest in securities of other investment companies to
the extent that these investments are consistent with the
Fund’s investment objective, strategies and policies and
permissible under the 1940 Act. The Fund may also invest
in securities of private funds that rely on exceptions from
the definition of investment company under Sections 3(c)
(1) or 3(c)(7) of the 1940 Act, structured finance vehicles or other entities not traditionally considered pooled investment vehicles, and companies that rely on the exceptions from
the definition of investment company under Section 3(c)(5)
(A) or (B) of the 1940 Act. The Fund may invest in portfolio affiliates of the Fund within the meaning of, and in reliance on, Rules 17a-6 and 17d-1(d)(5) under the 1940 Act. The
Fund may invest in other investment companies to gain
broad market or sector exposure, including during periods
when it has large amounts of uninvested cash or when the
investment manager believes that share prices of other
investment companies offer attractive values. In general,
under the 1940 Act, an investment company may not (i)
own more than 3% of the outstanding voting securities of
any one registered investment company, (ii) invest more
than 5% of its total assets in the securities of any single
registered investment company or (iii) invest more than 10%
of its total assets in securities of other registered investment companies (the “3-5-10% Limitations”). The Fund may rely
on certain exemptions to exceed the 3-5-10% Limitations
when investing in another registered investment company
(including money market funds) or business development
company. To the extent that the Fund invests in another
investment company, because other investment companies
pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be
duplication of investment management and other fees.
• Temporary defensive strategies. In response to adverse
market, economic, political or other conditions, we may take temporary defensive positions, such as investing some or all of the Fund’s assets in cash and cash equivalents, that differ

Putnam Master Intermediate Income Trust
Important Information to Shareholders (unaudited)

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Annual Report
from the Fund’s usual investment strategies. However, we
may choose not to use these temporary defensive strategies
for a variety of reasons, even in very volatile market
conditions. If we do employ these strategies, the Fund may
miss out on investment opportunities, and may not achieve
its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, they may not work as
intended.
• Cybersecurity Risk. Like other funds and business
enterprises, the Fund, the Manager, the Sub-Advisers, the
relevant listing exchange and their service providers are
subject to the risk of cybersecurity incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an
unauthorized party to gain access to Fund assets, Fund or
customer data (including private shareholder information)
or proprietary information, cause the Fund, the Manager,
the Sub-Advisers, the relevant listing exchange and/or
their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents
and financial intermediaries) to suffer data breaches, data
corruption or loss of operational functionality, or prevent
Fund investors from purchasing, redeeming or exchanging
shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. The
Fund, the Manager, and the Sub-Advisers have limited
ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service
providers may have limited indemnification obligations to the
Fund or the Manager. Cybersecurity incidents may result
in financial losses to the Fund and its shareholders, and
substantial costs may be incurred in order to prevent any
future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks,
and the value of these securities could decline if the issuers experience cybersecurity incidents.
• Changes in policies. The Trustees may change the
Fund’s goal, investment strategies and other policies without shareholder approval, except in circumstances in which
shareholder approval is specifically required by law (such
as changes to fundamental investment policies) or where a
shareholder approval requirement was specifically disclosed
in the Fund’s prospectus, statement of additional information or shareholder report and is otherwise still in effect.
The Fund’s fundamental investment policies
The Fund has adopted the following investment restrictions
which may not be changed without the affirmative vote of a
“majority of the outstanding voting securities” of the Fund
(which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a
meeting if more than 50% of the outstanding shares of the
Fund are represented at the meeting in person or by proxy).
The Fund may not:
1. Borrow money or issue senior securities (as defined in
the 1940 Act), except as permitted by (i) the 1940 Act, (ii)
the rules or regulations promulgated by the Securities and
Exchange Commission (the “SEC”) under the 1940 Act or
(iii) any applicable exemption from the provisions of the 1940
Act.
2. Underwrite securities issued by other persons except
to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under the federal securities laws.
3. Purchase or sell real estate, although it may purchase
securities of issuers which deal in real estate, securities
which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt
obligations secured by real estate or interests therein.
4. Purchase or sell commodities or commodity contracts,
except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign exchange
contracts and other financial transactions not involving
physical commodities.
5. Make loans, except by purchase of debt obligations in
which the Fund may invest consistent with its investment
policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase
agreements, or by lending its portfolio securities.
6. With respect to 75% of its total assets, invest in the
securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at
current value) would be invested in the securities of such

Putnam Master Intermediate Income Trust
Important Information to Shareholders (unaudited)

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Annual Report
issuer; provided that this limitation does not apply to
obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.
7. With respect to 75% of its total assets, acquire more than
10% of the outstanding voting securities of any issuer.
8. Invest more than 25% of the value of its total assets
in any one industry. (Securities of the U.S. Government,
its agencies or instrumentalities, or of any foreign
government, its agencies or instrumentalities, securities of supranational entities, and securities backed by the credit
of a governmental entity are not considered to represent
industries).
9. Invest in the securities of registered open-end investment companies, except as they may be acquired as part of a
reorganization or consolidation or acquisition of assets or
by purchases in the open market involving only customary
brokers’ commissions.
The following information is a summary of certain
changes since the last fiscal year. This information may
not reflect all of the changes that have occurred since
you purchased the Fund.
There have not been any material changes during the last
fiscal year.

Putnam Master Intermediate Income Trust
Annual Meeting of Shareholders: April 25, 2025 (unaudited)

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Annual Report
The Annual Meeting of Shareholders of the Fund was held at the Fund’s offices, 100 Federal Street, Boston, MA, on April 25,
2025. The purpose of the meeting was to elect Trustees of the Fund and to fix the number of Trustees for the Fund at eight. At the meeting, all the nominees were elected by the shareholders to serve as Trustees of the Fund. Shareholders also fixed the number of Trustees for the Fund at eight. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of Trustees:
2. Fixing the number of Trustees at eight:
Term Expiring 2026 For
% of
Shares
Present
% of
Outstanding
Shares Withheld
% of
Shares
Present
% of
Outstanding
Shares
Robert D. Agdern
............
Carol L. Colman
.............
Anthony Grillo
...............
Eileen A. Kamerick
...........
Nisha Kumar
................
Peter Mason
................
Hillary A. Sale
...............
Jane E. Trust
................
36,730,311
36,820,252
36,741,372
36,678,261
36,721,825
36,755,400
36,820,528
36,718,255
97.78%
98.02%
97.81%
97.64%
97.76%
97.85%
98.02%
97.75%
76.33%
76.52%
76.35%
76.22%
76.31%
76.38%
76.52%
76.31%
833,316
743,375
822,255
885,366
841,802
808,227
743,099
845,372
2.22%
1.98%
2.19%
2.36%
2.24%
2.15%
1.98%
2.25%
1.73%
1.54%
1.71%
1.84%
1.75%
1.68%
1.54%
1.76%
Shares
Voted
% of
Shares
Present
% of
Outstanding
Shares
For
.......................
Against
....................
Abstain
....................
36,513,225
482,767
567,629
97.20%
1.29%
1.51%
75.88%
1.00%
1.18%

Putnam Master Intermediate Income Trust

franklintempleton.com
Annual Report
Dividend Reinvestment and Cash Purchase Plan (unaudited)
Summary of Putnam closed-end funds’ amended and restated dividend reinvestment plans
The Fund, Putnam Managed Municipal Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income
Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in
Fund shares by the Fund’s agent, Computershare Trust Company, N.A. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.
Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.
If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.
To change your enrollment status or to request additional information about the Plans, you may contact the Agent in writing at
P.O. Box 43006 Providence, RI 02940-3078 or by calling the Agent at 1-888-888-0151.
How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.
If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market.
The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.
How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.
Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.
About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

Putnam Master Intermediate Income Trust
Dividend Reinvestment and Cash Purchase Plan (unaudited)

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About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice.
However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.
If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf.
If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.
In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

Putnam Master Intermediate Income Trust
Board Members and Officers (unaudited)

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Annual Report
The business and affairs of Putnam Master Intermediate Income Trust (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust,
Franklin Templeton, 1 Madison Avenue, 17th Floor, New York, New York 10010. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s annual proxy statement includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-888-777-0102. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
#
:
Name and
Year of Birth
Position(s) with
Trust
Term of Office
and Year Service
Began*
Number of Portfolios in
Fund Complex Overseen
by Board Member**
Other Directorships Held During
at Least the Past 5 Years
Robert D. Agdern
(Born 1950)
Trustee Since 2025 21 None
Principal Occupation(s) During the Past Five Years:
Member of the Advisory Committee of the Dispute Resolution Research Center at the Kellogg Graduate School of Business, Northwestern
University (2002 to 2016); formerly , Deputy General Counsel responsible for western hemisphere matters for BP PLC (1999 to 2001);
Associate General Counsel at Amoco Corporation responsible for corporate, chemical, and refining and marketing matters and special assignments (1993 to 1998) (Amoco merged with British Petroleum in 1998 forming BP PLC)
Carol L. Colman
(Born 1946)
Trustee Since 2025 21 None
Principal Occupation(s) During the Past Five Years:
President, Colman Consulting Co.
Anthony Grillo
(Born 1955)
Trustee Since 2025 21 Director of Littelfuse, Inc.
(electronics manufacturing)
(since 1991); formerly , Director
of Oaktree Acquisition Corp. II
(2020 to 2022); Director of Oaktree
Acquisition Corp. (2019 to 2021)
Principal Occupation(s) During the Past Five Years:
Retired; Founder, Managing Director and Partner of American Securities Opportunity Funds (private equity and credit firm) (2006 to 2018);
formerly , Senior Managing Director of Evercore Partners Inc. (investment banking) (2001 to 2004); Senior Managing Director of Joseph
Littlejohn & Levy, Inc. (private equity firm) (1999 to 2001); Senior Managing Director of The Blackstone Group L.P. (private equity and credit firm) (1991 to 1999)
Eileen A. Kamerick
(Born 1958)
Trustee
and Chair
Since 2025 21 Director, VALIC Company I (since
October 2022); Director of ACV
Auctions Inc. (since 2021); Director
of Associated Banc-Corp (financial
services company) (since 2007);
formerly , Director of Hochschild
Mining plc (precious metals
company) (2016-2023); formerly ,
Trustee of AIG Funds and Anchor
Series Trust (2018 to 2021)
Principal Occupation(s) During the Past Five Years:
Chief Executive Officer, The Governance Partners, LLC (consulting firm) (since 2015); National Association of Corporate Directors Board
Leadership Fellow (since 2016, with Directorship Certification since 2019) and NACD 2022 Directorship 100 honoree; Adjunct Professor,
Georgetown University Law Center (since 2021); Adjunct Professor, The University of Chicago Law School (since 2018); Adjunct Professor,
University of Iowa College of Law (since 2007); formerly , Chief Financial Officer, Press Ganey Associates (health care informatics company)
(2012 to 2014); Managing Director and Chief Financial Officer, Houlihan Lokey (international investment bank) and President, Houlihan Lokey
Foundation (2010 to 2012)

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Name and
Year of Birth
Position(s) with
Trust
Term of Office
and Year Service
Began*
Number of Portfolios in
Fund Complex Overseen
by Board Member**
Other Directorships Held During
at Least the Past 5 Years
Nisha Kumar
(Born 1970)
Trustee Since 2025 21 Director of Stonepeak-Plus
Infrastructure Fund LP (since 2025);
Director of Birkenstock Holding plc
(since 2023); Director of The India
Fund, Inc. (since 2016); formerly ,
Director of Aberdeen
Income Credit Strategies Fund
(2017 to 2018); and Director of The
Asia Tigers Fund, Inc. (2016 to
2018)
Principal Occupation(s) During the Past Five Years:
Formerly, Managing Director and the Chief Financial Officer and Chief Compliance Officer of Greenbriar Equity Group, LP (2011-2021);
formerly , Chief Financial Officer and Chief Administrative Officer of Rent the Runway, Inc. (2011); Executive Vice President and Chief
Financial Officer of AOL LLC, a subsidiary of Time Warner Inc. (2007 to 2009). Member of the Council on Foreign Relations
Peter Mason
(Born 1959)
Trustee Since 2025 21 Chairman of University of Sydney
USA Foundation (since 2020);
Director of the Radio Workshop US,
Inc. (since 2023)
Principal Occupation(s) During the Past Five Years:
Arbitrator and Mediator (self-employed) (since 2021); formerly , Global General Counsel of UNICEF (intergovernmental organization) (1998-
2021)
Hillary A. Sale
(Born 1961)
Trustee Since 2025 21 Director of CBOE U.S. Securities
Exchanges, CBOE Futures
Exchange, and
CBOE SEF, Director (since
2022); Advisory Board Member
of Foundation Press (academic
book publisher) (since 2019); Chair
of DirectWomen Board Institute
(since 2019); formerly , Member of
DirectWomen (nonprofit) (2007-
2022)
Principal Occupation(s) During the Past Five Years:
Agnes Williams Sesquicentennial Professor of Leadership and Corporate Governance, Georgetown Law Center; and Professor of
Management, McDonough School of Business (since 2018); formerly , Associate Dean for Strategy, Georgetown Law Center (2020-2023);
National Association of Corporate Directors Board Faculty Member (since 2021); formerly , a Member of the Board of Governors of FINRA
(2016-2022)
Independent Board Members
#
:
(continued)

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Annual Report
Interested Board Members and Officers:
The Fund’s executive officers are elected each year at a regular meeting of the Board to hold office until their respective successors are duly elected and qualified. Officers of the Fund receive no compensation from the Fund, although they may be reimbursed by the Fund for reasonable out-of-pocket travel expenses for attending Board meetings. In addition to Ms. Trust, the Fund’s CEO and President, the executive officers of the Fund currently are:
Name and
Year of Birth
Position(s) with
Trust
Term of Office
and Year Service
Began*
Number of Portfolios in
Fund Complex Overseen
by Board Member**
Other Directorships Held During
at Least the Past 5 Years
Jane Trust, CFA
†
(Born 1962)
Trustee,
President and
Chief Executive
Officer
Since 2024 Trustee/Director of Franklin
Templeton funds consisting
of 119 portfolios; Trustee
of Putnam Family of Funds
consisting of 105 portfolios
None
Principal Occupation(s) During the Past Five Years:
Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 119 funds associated with FTFA or its affiliates (since 2015); Trustee of Putnam Family of Funds consisting of 105 Portfolios; President and Chief Executive Officer
of FTFA (since 2015); formerly , Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC
(“Legg Mason & Co.”) and Senior Vice President of FTFA (2015)
Fred Jensen
(Born 1963)
Chief
Compliance
Officer
Since 2025 Not Applicable None
Principal Occupation(s) During the Past Five Years:
Director - Global Compliance of Franklin Templeton (since 2020); Managing Director of Legg Mason & Co. (2006 to 2020); Director of
Compliance, Legg Mason Office of the Chief Compliance Officer (2006 to 2020); formerly , Chief Compliance Officer of Legg Mason Global
Asset Allocation (prior to 2014); Chief Compliance Officer of Legg Mason Private Portfolio Group (prior to 2013); formerly , Chief Compliance
Officer of The Reserve Funds (investment adviser, funds and broker-dealer) (2004) and Ambac Financial Group (investment adviser, funds and broker-dealer) (2000 to 2003)
Marc A. De Oliveira
(Born 1971)
Secretary and
Chief Legal
Officer
Since 2025 Not Applicable None
Principal Occupation(s) During the Past Five Years:
Associate General Counsel of Franklin Templeton (since 2020); Secretary and Chief Legal Officer of certain funds associated with Legg
Mason & Co. or its affiliates (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006);
formerly , Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)
Thomas C. Mandia
(Born 1962)
Senior Vice
President
Since 2025 Not Applicable None
Principal Occupation(s) During the Past Five Years:
Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of FTFA (since 2006); Secretary of LM Asset Services, LLC
(“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) ( formerly registered investment advisers);
formerly , Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020) and Assistant Secretary of certain funds in the fund complex (2006 to 2022)
Jeanne M. Kelly
(Born 1951)
Senior Vice
President
Since 2025 Not Applicable None
Principal Occupation(s) During the Past Five Years:
U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason &
Co. or its affiliates (since 2007); Senior Vice President of Franklin Templeton Fund Adviser, LLC (since 2006); President and Chief Executive
Officer of LMAS and LMFAM (since 2015); formerly , Managing Director of Legg Mason & Co. (since 2005 to 2020); Senior Vice President of
LMFAM (2013 to 2015)

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# Trustees who are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
† Ms. Trust is an “interested person” of the Trust, as defined in the 1940 Act, because of her position with FTFA and/or certain of its affiliates.
* Each Trustee was elected to their position on April 25, 2025.
** The term “Fund Complex” means two or more registered investment companies that:
(a) hold themselves out to investors as related companies for purposes of investment and investor services; or
(b) have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
Name and
Year of Birth
Position(s) with
Trust
Term of Office
and Year Service
Began*
Number of Portfolios in
Fund Complex Overseen
by Board Member**
Other Directorships Held During
at Least the Past 5 Years
Christopher Berarducci
(Born 1974)
Treasurer and
Principal
Financial Officer
Since 2025 Not Applicable None
Principal Occupation(s) During the Past Five Years:
Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer
(since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly , Managing Director (2020), Director (2015 to 2020),
and Vice President (2011 to 2015) of Legg Mason & Co.
Interested Board Members and Officers:
(continued)

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Board Approval of Management and Sub-
Advisory Agreements
(unaudited)
PUTNAM MASTER INTERMEDIATE INCOME TRUST
(PIM)
Background
The Investment Company Act of 1940, as amended (the
“1940 Act”), requires that the Board of Trustees (the “Board”)
of Putnam Master Intermediate Income Trust (the “Fund”),
including a majority of its members who are not considered
to be “interested persons” under the 1940 Act (the
“Independent Trustees”) voting separately, approve on an
annual basis the continuation of the investment management
agreement (the “Management Agreement”) between the
Fund and the Fund’s manager, Franklin Advisers, Inc. (the
“Manager”), and the sub-advisory agreements (individually,
a “Sub-Advisory Agreement,” and collectively, the “Sub-
Advisory Agreements”) with the Manager’s affiliates, Franklin
Templeton Investment Management Limited (“FTIML”) and
Putnam Investment Management, LLC (“PIM,” and together
with FTIML, the “Sub-Advisers”), with respect to the Fund.
At an in-person meeting (the “Contract Renewal Meeting”)
held on May 8-9, 2025, the Board, including the Independent
Trustees, considered and approved the continuation of
each of the Management Agreement and the Sub-Advisory
Agreements for an additional one-year period. To assist in
its consideration of the renewal of each of the Management
Agreement and the Sub-Advisory Agreements, the Board
received and considered extensive information (together with the information provided at the Contract Renewal Meeting,
the “Contract Renewal Information”) about the Manager and
the Sub-Advisers, as well as the management and sub-
advisory arrangements for the Fund and the other closed-
end funds in the same complex under the Board’s purview
(the “Franklin Templeton Closed-end Funds”), certain
portions of which are discussed below. The Board noted that
although it recently assumed oversight responsibilities for
the Fund, which was previously overseen by another board,
certain information the Board received throughout the course of the year with respect to the Franklin Templeton Closed-
end Funds was relevant to the Board’s consideration of the
Management Agreement and Sub-Advisory Agreements.
A presentation made by the Manager and the Sub-Advisers
to the Board at the Contract Renewal Meeting in connection
with the Board’s evaluation of each of the Management
Agreement and the Sub-Advisory Agreements encompassed
the Fund and other Franklin Templeton Closed-end Funds.
In addition to the Contract Renewal Information, the Board
received performance and other information related to
the respective services rendered by the Manager and the
Sub-Advisers to the Fund. The Board’s evaluation took
into account the information received and also reflected
the knowledge and experience gained as members of
the Boards of the other Franklin Templeton Closed-end
Funds with respect to the services provided to the Fund
by the Manager and the Sub-Advisers. The information
received and considered by the Board (including its various
committees) in conjunction with both the Contract Renewal
Meeting and throughout the year was both written and
oral. The contractual arrangements discussed below are
the product of multiple years of review and negotiation and
information with respect to the other Franklin Templeton
Closed-end Funds received and considered by the Board
during each of those years.
At a meeting held on April 25, 2025, the Independent
Trustees, in preparation for the Contract Renewal Meeting,
met in a private session with their independent legal counsel to review the Contract Renewal Information regarding the
Franklin Templeton Closed-end Funds, including the Fund,
received to date. No representatives of the Manager or the
Sub-Advisers participated in this meeting. Following the
April 25, 2025 meeting, the Independent Trustees submitted
certain questions and requests for additional information to
Fund management. The Independent Trustees also met
in private sessions with their independent legal counsel
to consider the Contract Renewal Information and Fund
management’s responses to the Independent Trustees’
questions and requests for additional information in
advance of and during the Contract Renewal Meeting. The
discussion below reflects all of these reviews.
The Manager provides the Fund with investment advisory
and administrative services pursuant to the Management
Agreement, and the Sub-Advisers together provide the Fund
with investment sub-advisory services pursuant to the Sub-
Advisory Agreements. The discussion below covers both
the advisory and administrative functions being rendered by
the Manager, each such function being encompassed by the
Management Agreement, and the investment sub-advisory
functions being rendered by the Sub-Advisers pursuant to
the Sub-Advisory Agreements.

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Board Approval of Management Agreement and Sub-
Advisory Agreements
The Independent Trustees were advised by separate
independent legal counsel throughout the process. Prior to
voting, the Independent Trustees received a memorandum
discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and
the Sub-Advisory Agreements. The Independent Trustees
considered the Management Agreement and each Sub-
Advisory Agreement separately during the course of their
review. In doing so, they noted the respective roles of the
Manager and the Sub-Advisers in providing services to the
Fund.
In approving the continuation of the Management Agreement
and Sub-Advisory Agreements, the Board, including the
Independent Trustees, considered a variety of factors,
including those factors discussed below. No single factor
reviewed by the Board was identified by the Board as
the principal factor in determining whether to approve the
continuation of the Management Agreement and the Sub-
Advisory Agreements. Each Board member may have
attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory
Agreements.
After considering all relevant factors and information,
the Board, exercising its reasonable business judgment,
determined that the continuation of the Management
Agreement and Sub-Advisory Agreements were in the
best interests of the Fund’s stockholders and approved the
continuation of each such agreement for an additional one-
year period.
Nature, Extent and Quality of the Services under the
Management Agreement and Sub-Advisory Agreements
The Board received and considered Contract Renewal
Information regarding the nature, extent, and quality of
services provided to the Fund by the Manager and the
Sub-Advisers under the Management Agreement and the
Sub-Advisory Agreements, respectively, during the past year.
The Board noted information received at regular meetings
throughout the year related to the services provided by
the Manager in its management of the Fund’s affairs and
the Manager’s role in coordinating the activities of the
Sub-Advisers and the Fund’s other service providers. The
Board observed that the scope of services provided by the
Manager and the Sub-Advisers, and of the undertakings
required of the Manager and Sub-Advisers in connection
with those services, including maintaining and monitoring
their respective compliance programs as well as the Fund’s
compliance programs, had expanded over time as a result
of regulatory, market and other developments. The Board
also noted that on a regular basis it received and reviewed
information from the Manager and the Sub-Advisers
regarding the Fund’s compliance policies and procedures
established pursuant to Rule 38a-1 under the 1940 Act. The
Board also considered the risks borne by the Manager, the
Sub-Advisers and their respective affiliates on behalf of the
Fund, including entrepreneurial, operational, reputational,
litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.
The Board reviewed the qualifications, backgrounds, and
responsibilities of the Manager’s senior personnel and
the Sub-Advisers’ portfolio management teams primarily
responsible for the day-to-day portfolio management of the
Fund. The Board also considered, based on its knowledge
of the Manager and its affiliates, the financial resources
of Franklin Resources, Inc., the parent organization of the
Manager and the Sub-Advisers. The Board recognized
the importance of having a fund manager with significant
resources.
The Board considered the division of responsibilities
between the Manager and the Sub-Advisers under the
Management Agreement and the Sub-Advisory Agreements,
respectively, including the Manager’s coordination and
oversight of the services provided to the Fund by the
Sub-Advisers and the Fund’s other service providers. The
Management Agreement permits the Manager to delegate
certain of its responsibilities, including its investment
advisory duties thereunder, provided that the Manager, in
each case, will supervise the activities of the delegee.
In reaching its determinations regarding continuation of the
Management Agreement and the Sub-Advisory Agreements,
the Board took into account that Fund stockholders, in
pursuing their investment goals and objectives, may
have purchased their shares of the Fund based upon the
reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the
resources available to the Manager and the Sub-Advisers.
The Board concluded that, overall, the nature, extent, and
quality of the management and other services provided
(and expected to be provided) to the Fund, under the
Management Agreement and the Sub-Advisory Agreements
were satisfactory.

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Fund Performance
The Board received and considered information regarding
Fund performance, including information and analyses (the
“Broadridge Performance Information”) for the Fund, as
well as for a group of comparable funds (the “Performance
Universe”) selected by Broadridge Financial Solutions,
Inc. (“Broadridge”), an independent third-party provider
of investment company data. The Board was provided
with a description of the methodology Broadridge used to
determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the
Board found the Broadridge Performance Information
generally useful, they recognized its limitations, including that the data may vary depending on the end date selected,
and that the results of the performance comparisons may
vary depending on the selection of the peer group and its
composition over time. The Board also noted that Board
members had received and discussed with the Manager
and the Sub-Advisers information throughout the year at
periodic intervals comparing the Fund’s performance against
its benchmark and against the Fund’s peers. In addition, the
Board considered the Fund’s performance in view of overall
financial market conditions.
The Broadridge Performance Information comparing the
Fund’s performance to that of its Performance Universe,
consisting of the Fund and all closed-end non-leveraged
general bond funds, regardless of asset size, showed,
among other data, that based on net asset value per
share, the Fund’s performance was above the median for
the 3-year period ended December 31, 2024, and was
below the median for the 1-, 5- and 10-year periods ended
December 31, 2024. The Board noted the explanations from
the Manager and the Sub-Advisers regarding the Fund’s
relative performance versus the Performance Universe for
the various periods.
Based on the reviews and discussions of Fund performance
and considering other relevant factors, including those noted
above, the Board concluded, under the circumstances,
that continuation of the Management Agreement and the
Sub-Advisory Agreements for an additional one-year period
would be consistent with the interests of the Fund and its
stockholders.
Management and Sub-Advisory Fees and Expense
Ratios
The Board reviewed and considered the contractual
management fee (the “Contractual Management Fee”) and
the actual management fee (the “Actual Management Fee”)
payable by the Fund to the Manager under the Management
Agreement and the sub-advisory fees (the “Sub-Advisory
Fees”) payable by the Manager to the Sub-Advisers
under the Sub-Advisory Agreements in view of the nature,
extent and overall quality of the management, investment
advisory and other services provided by the Manager and
the Sub-Advisers, respectively. The Board noted that the
Sub-Advisory Fee payable to the Sub-Advisers under their
Sub-Advisory Agreements with the Manager is paid by the
Manager, not the Fund, and, accordingly, that the retention
of the Sub-Advisers does not increase the fees or expenses
otherwise incurred by the Fund’s stockholders.
In addition, the Board received and considered information
and analyses prepared by Broadridge (the “Broadridge
Expense Information”) comparing the Contractual
Management Fee and the Actual Management Fee and
the Fund’s actual total expenses with those of funds in an
expense universe (the “Expense Universe”) selected and
provided by Broadridge. The comparison was based upon
the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information
generally useful, they recognized its limitations, including that the data may vary depending on the selection of the
peer group.
The Broadridge Expense Information showed that the Fund’s
Contractual Management Fee was equal to the median.
The Broadridge Expense Information also showed that the
Fund’s Actual Management Fee was below the median.
The Broadridge Expense Information also showed that the
Fund’s actual total expenses were below the median. The
Board took into account management’s discussion of the
Fund’s expenses.
The Board also reviewed Contract Renewal Information
regarding fees charged by the Manager and/or the Sub-
Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed
with the Board the differences in services provided to
these different types of accounts, noting that the Fund is
provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to
heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York
Stock Exchange, and that the Manager coordinates and
oversees the provision of services to the Fund by the Fund’s other service providers. The Board considered the fee
comparisons in view of the different services provided in
managing these other types of clients and funds.
The Board considered the overall management fee, the fees
of the Sub-Advisers and the amount of the management fee
retained by the Manager after payment of the Sub-Advisory
Fees in each case in view of the services rendered for those

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Shareholder Information

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Annual Report
amounts. The Board also received an analysis of complex-
wide management fees provided by the Manager, which,
among other things, set out a framework of fees based on
asset classes.
Taking all of the above into consideration, as well as
the factors identified below, the Board determined that
the management fee and the Sub-Advisory Fees were
reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services
provided by the Manager and the Sub-Advisers to the Fund
under the Management Agreement and the Sub-Advisory
Agreements, respectively.
Manager Profitability
The Board, as part of the Contract Renewal Information,
received an analysis of the profitability to the Manager
and its affiliates in providing services to the Fund for the
Manager’s fiscal years ended September 30, 2024 and
September 30, 2023. The Board also received profitability
information with respect to the Franklin Templeton fund
complex as a whole. In addition, the Board received
Contract Renewal Information with respect to the Manager’s
revenue and cost allocation methodologies used in
preparing such profitability data. It was noted that the
allocation methodologies had been reviewed by an outside
consultant. The profitability to each of the Sub-Advisers
was not considered to be a material factor in the Board’s
considerations since the Sub-Advisory Fees are paid by
the Manager, not the Fund, although the Board noted
the affiliation of the Manager with the Sub-Advisers. The
profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent
and quality of services provided to the Fund.
Economies of Scale
The Board received and discussed Contract Renewal
Information concerning whether the Manager realizes
economies of scale if the Fund’s assets grow. The Board
noted that because the Fund is a closed-end fund, it has
limited ability to increase its assets. The Board determined that the management fee structure was appropriate under
the circumstances. For similar reasons as stated above
with respect to the Sub-Advisers’ profitability and the costs of the Sub-Advisers’ provision of services, the Board did not consider the potential for economies of scale in the Sub-
Advisers’ management of the Fund to be a material factor in
the Board’s consideration of the Sub-Advisory Agreements.
Other Benefits to the Manager and the Sub-Advisers
The Board considered other benefits received by the
Manager, the Sub-Advisers and their affiliates as a result
of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s
stockholders. In view of the costs of providing investment
management and other services to the Fund and the
ongoing commitment of the Manager and the Sub-Advisers
to the Fund, the Board considered that the ancillary benefits received by the Manager and its affiliates, including the Sub-
Advisers, were reasonable.
Important notice regarding share repurchase program
In September 2024, the Trustees of your fund approved
the renewal of a share repurchase program that had been
in effect since 2005. This renewal allows your fund to
repurchase, in the 365 days beginning October 1, 2024,
up to 10% of the fund’s common shares outstanding as of
September 30, 2024.
Important notice regarding delivery of shareholder
documents
In accordance with Securities and Exchange Commission
(SEC) regulations, Putnam sends a single notice of
internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy
statements to Putnam shareholders who share the same
address, unless a shareholder requests otherwise. If you
prefer to receive your own copy of these documents, please
call Putnam at 1-800-225-1581, and Putnam will begin
sending individual copies within 30 days.
Proxy Voting
The Investment Manager is committed to managing our
funds in the best interests of our shareholders. The Putnam
Investments’ proxy voting guidelines and procedures, as
well as information regarding how your fund voted proxies
relating to portfolio securities during the 12-month period
ended June 30, 2024, are available at franklintempleton.
com/regulatory fund-documents and on the SEC’s website,
www.sec.gov. If you have questions about finding forms on
the SEC’s website, you may call the SEC at 1-800-SEC-
0330. You may also obtain The Putnam Investments’ proxy
voting guidelines and procedures at no charge by calling
Putnam’s Shareholder Services at 1-800-225-1581.
Fund Portfolio Holdings
The Fund files a complete consolidated statement of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may

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Annual Report
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Privacy Policy
To better service your accounts and process transactions or
services you requested, we may share non-public personal
information with other Franklin Templeton companies.
From time to time we may also send you information about
products/services offered by other Franklin Templeton
companies although we will not share your non-public
personal information with these companies without first
offering you the opportunity to prevent that sharing.
We will only share non-public personal information with
outside parties in the limited circumstances permitted by
law. For example, this includes situations where we need to
share information with companies who work on our behalf to
service or maintain your account or process transactions you requested, when the disclosure is to companies assisting
us with our own marketing efforts, when the disclosure is
to a party representing you, or when required by law (for
example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or
with whom we have joint marketing agreements, are under
contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we
asked them to perform.

38925-A 11/25
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(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Eileen A. Kamerick and Nisha Kumar possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Eileen A. Kamerick and Nisha Kumar as the Audit Committee’s financial experts. Eileen A. Kamerick and Nisha Kumar are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $170,849 in September 30, 2024 and $113,881 in September 30, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $13,696 in September 30, 2024 and $22,827 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $960,797 in September 30, 2024 and $489,647 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert D. Agdern

Carol L. Colman

Anthony Grillo

Eileen A. Kamerick

Nisha Kumar

Peter Mason

Hillary A. Sale

(b) Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.
ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Putnam Investments

Proxy Voting Procedures

Introduction and Summary

Many of Putnam’s investment management clients have delegated to Putnam the authority to vote proxies for shares in the client accounts Putnam manages. Putnam believes that the voting of proxies can be an important tool for institutional investors to promote best practices in corporate governance and votes all proxies in the best interests of its clients as investors. In Putnam’s view, strong corporate governance policies, most notably oversight by an independent board of qualified directors, best serve investors’ interests. Putnam will vote proxies and maintain records of voting of shares for which Putnam has proxy voting authority in accordance with its fiduciary obligations and applicable law.

Putnam’s voting policies are rooted in our views that (1) strong, independent corporate governance is important to long-term company financial performance, and (2) long-term investors’ active engagement with company management, including through the proxy voting process, strengthens issuer accountability and overall market discipline, potentially reducing risk and improving returns over time. Our voting program is offered as a part of our investment management services, at no incremental fee to Putnam, and, while there can be no guarantees, it is intended to offer potential investment benefits over a long-term horizon. Our voting policies are designed with investment considerations in mind, not as a means to pursue particular political, social, or other goals. As a result, we may not support certain proposals whose costs to the issuer (including implementation costs, practicability, and other factors), in Putnam’s view, outweigh their investment merits.

This memorandum sets forth Putnam’s policies for voting proxies. It covers all accounts for which Putnam has proxy voting authority. These accounts include the Putnam Mutual Funds1 and Putnam Exchange-Traded Funds, US and international institutional accounts and funds managed or sub-advised by The Putnam Advisory Company, LLC, Putnam Investments Limited and Putnam Fiduciary Trust Company, LLC. In addition, the policies include US mutual funds and other accounts sub-advised by Putnam Investment Management, LLC.2

1 Effective January 27, 2023, the Board of Trustees of the Putnam Mutual Funds delegated proxy voting authority to Putnam Investment Management, LLC, the investment manager to the Putnam Mutual Funds.

2 The Putnam Proxy Voting Procedures and Guidelines will apply also to certain funds and institutional and other accounts managed by Franklin Advisers, Inc. (“FAV”) but formerly managed or sub-advised by one of the Putnam adviser entities identified above, pursuant to sub-advisory agreements in effect from time to time between FAV and the relevant Putnam entity(ies).

Proxy Committee

Putnam has a Proxy Committee composed of senior professionals, including from the Putnam Equity investment team and the Putnam Equity Sustainability Strategy group. The Chief Investment Officer of Putnam Equity appoints the members of the Proxy Committee. The Proxy Committee is responsible for setting general policy as to proxies. Specifically, the Committee:

1.	Reviews these procedures and the Proxy Voting Guidelines annually and approves any amendments considered to be advisable.
2.	Considers special proxy issues as they may from time to time arise.
3.	Must approve all vote overrides recommended by investment professionals.

Proxy Voting Administration

The Putnam Sustainability Strategy group administers Putnam’s proxy voting through a Proxy Voting Team. The Proxy Voting Team has the following duties:

1.	Annually prepares the Proxy Voting Guidelines and distributes them to the Proxy Committee for review.

2.	Coordinates the Proxy Committee’s review of any new or unusual proxy issues and serves as Secretary thereto

3.	Manages the process of referring issues to portfolio managers for voting instructions.

4.	Oversees the work of any third-party vendor hired to process proxy votes (as of the date of these procedures Putnam has engaged Institutional Shareholder Services (ISS) to process proxy votes) and the process of setting up the voting process with ISS and custodial banks for new clients.

5.	Coordinates responses to investment professionals’ questions on proxy issues and proxy policies, including forwarding specialized proxy research from ISS and other vendors and forwards information to investment professionals prepared by other areas at Putnam.

6.	Implements the exception process with respect to referred items on securities held solely in accounts managed by the Global Asset Allocation (“GAA”) team within Franklin Templeton Investment Solutions described in more detail in the Proxy Referral section below.

7.	Maintains required records of proxy votes on behalf of the appropriate Putnam client accounts.

8.	Prepares and distributes reports required by Putnam clients.

Proxy Voting Guidelines

Putnam maintains written voting guidelines (“Guidelines”) setting forth voting positions determined by the Proxy Committee on those issues believed most likely to arise day to day. The Guidelines may call for votes to be cast normally in favor of or opposed to a matter or may deem the matter an item to be referred to investment professionals on a case-by-case basis. A copy of the Guidelines is attached to this memorandum as Exhibit A.

In light of our views on the importance of issuer governance and investor engagement, which we believe are applicable across our various strategies and clients, regardless of a specific portfolio’s investment objective, Putnam will vote all proxies in accordance with the Guidelines, subject to two exceptions as follows:

1.	If the portfolio managers of client accounts holding the stock of a company with a proxy vote believe that following the Guidelines in any specific case would not be in the clients’ best interests, they may request the Proxy Voting Team not to follow the guidelines in such case. The request must be in writing and include an explanation of the rationale for doing so. The Proxy Voting Team will review any such request with the Proxy Committee (or, in cases with limited time, with the Chair of the Proxy Committee acting on the Proxy Committee’s behalf) prior to implementing the request.

2.	Putnam may accept instructions to vote proxies under client specific guidelines subject to review and acceptance by the Investment Division and the Legal and Compliance Department.

Other

1.	Putnam may elect not to vote when the security is no longer held.

2.	Putnam will abstain on items that require case-by-case review when a vote recommendation from the appropriate investment professional(s) cannot be obtained due to restrictive voting deadlines or other prohibitive operational or administrative requirements.

3.	Where securities held in Putnam client accounts, including the Putnam mutual funds, have been loaned to third parties in connection with a securities lending program administered by Putnam (through securities lending agents overseen by Putnam), Putnam has instructed lending agents to recall U.S. securities on loan to vote proxies, in accordance with Putnam’s securities lending procedures Due to differences in non-U.S. markets, Putnam does not currently seek to recall non-U.S. securities on loan. In addition, where Putnam does not administer a client’s securities lending program, this recall policy does not apply, since Putnam generally does not have information on loan details or authority to effect recalls in those cases. It is possible that, for impracticability or other reasons, a recalled security may not be returned to the relevant custodian in time to allow Putnam to vote the relevant proxy.

4.	Putnam will make its reasonable best efforts to vote all proxies except when impeded by circumstances that are reasonably beyond its control and responsibility, such as custodial proxy voting services, in part or whole, not available or not established by a client, or custodial error.

Proxy Voting Referrals

Under the Guidelines, certain proxy matters will be referred to Portfolio Managers. The Portfolio Manager receiving the referral request may delegate the vote decision to an appropriate Analyst from among a list of eligible analysts (such list to be approved by the Chief Investment Officer of the Putnam Equity group and the Director of Equity Research for the Putnam Equity group). The Analyst will be required to make the affirmation and disclosures identified in (3) below. Normally specific referral items will be referred to the portfolio team leader (or another member of the portfolio team he or she designates) whose accounts hold the greatest number of shares of the issuer of the proxies through the Proxy Referral Administration Database. The referral request contains (1) a field that will be used by the portfolio team leader or member for recommending a vote on each referral item, (2) a field for describing any contacts relating to the proxy referral item the portfolio team may have had with any Franklin Templeton employee outside Putnam Equity or with any person other than a proxy solicitor acting in the normal course of proxy solicitation, and (3) a field for portfolio managers to affirm that they are making vote recommendations in the best interest of client accounts and have disclosed to Compliance any potential conflicts of interest relevant to their vote recommendation.

Putnam may vote any referred items on securities held solely in accounts managed by the GAA team within Franklin Templeton Investment Solutions (and not held by any other investment product team) in accordance with the recommendation of Putnam’s third-party proxy voting service provider. The Proxy Voting Team will first give the relevant portfolio manager(s) on the GAA team the opportunity to review the referred items and vote on them. If the portfolio manager(s) on the GAA team do not decide to make any active voting decision on any of the referred items, the items will be voted in accordance with the service provider’s recommendation. If the security is also held by other investment teams at Putnam Equity, the items will be referred to the largest holder who is not a member of the GAA team.

The portfolio team leader or members who have been requested to provide a recommendation on a proxy referral item will complete the referral request. Upon receiving each completed referral request from the applicable Portfolio Manager or Analyst, the Proxy Voting Team will review the completed request for accuracy and completeness, and will follow up with investment personnel as appropriate.

Conflicts of Interest

A potential conflict of interest may arise when voting proxies of an issuer which has a significant business relationship with Putnam. For example, Putnam could manage a defined benefit or defined contribution pension plan for the issuer. Putnam’s policy is to vote proxies based solely on the investment merits of the proposal. In order to guard against conflicts, the following procedures have been adopted:

1.	The Proxy Committee is composed of senior professionals, including Portfolio Managers in Putnam Equity and the Putnam Equity Sustainability Strategy group. None of these individuals or groups reports to Franklin Templeton’s marketing businesses.

2.	No Franklin Templeton employee outside Putnam Equity may contact any portfolio manager about any proxy vote without first contacting the Proxy Voting Team or a senior lawyer in the Legal and Compliance Department. There is no prohibition on employees seeking to communicate investment-related information to investment professionals except for Putnam’s restrictions on dissemination of material, non-public information. However, the Proxy Voting Team will coordinate the delivery of such information to investment professionals to avoid appearances of conflict.

3.	Investment professionals responding to referral requests must disclose any contacts with third parties other than normal contact with proxy solicitation firms and must affirm that they are making vote recommendations in the best interest of client accounts and have disclosed to the Proxy Voting Team any potential conflicts of interest relevant to their vote recommendation.

4.	The Proxy Voting Team will review the name of the issuer of each proxy that contains a referral item against various sources of Putnam business relationships maintained by the Legal and Compliance Department or Client Service for potential material business relationships (i.e., conflicts of interest). For referrals, the Proxy Voting Team will complete the Proxy Voting Conflict of Interest Disclosure Form (attached as Exhibit B and C) via the Proxy Referral Administration Database and will prepare a quarterly report for the Putnam Chief Compliance Officer identifying all completed Conflict of Interest Disclosure forms.

5.	Putnam’s Proxy Voting Guidelines may only be overridden with the written recommendation from a member of the Investment Division and concurrence of the Proxy Committee (or, in cases with limited time, with the Chair of the Proxy Committee on the Proxy Committee’s behalf).

Recordkeeping

The Putnam Equity Sustainability Strategy Group will retain copies of the following books and records:

1.	A copy of the Proxy Voting Procedures and Guidelines as are from time to time in effect;

2.	A copy of each proxy statement received with respect to securities in client accounts;

3.	Records of each vote cast for each client;

4.	Internal documents generated in connection with a proxy referral, such as emails, memoranda, etc.

5.	Written reports to clients on proxy voting and all client requests for information and Putnam’s response.

All records will be maintained for seven years. A proxy vendor may on Putnam’s behalf maintain the records noted in 2 and 3 above if it commits to providing copies promptly upon request.

Exhibit A to Proxy Procedures

Putnam Investments Proxy Voting Guidelines

The proxy voting guidelines below summarize Putnam’s positions on various issues of concern to investors and indicate how client portfolio securities will be voted on proposals dealing with a particular issue. The proxy voting service is instructed to vote all proxies relating to client portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Voting Team.

Putnam’s voting policies are rooted in our views that (1) strong, independent corporate governance is important to long-term company financial performance, and (2) long-term investors’ active engagement with company management, including through the proxy voting process, strengthens issuer accountability and overall market discipline, potentially reducing risk and improving returns over time. Our voting program is offered as a part of our investment management services, at no incremental fee to Putnam, and, while there can be no guarantees, it is intended to offer potential investment benefits over a long-term horizon. Our voting policies are designed with investment considerations in mind, not as a means to pursue particular political, social, or other goals. As a result, we may not support certain proposals whose costs to the issuer (including implementation costs, practicability, and other factors), in Putnam’s view, outweigh their investment merits.

These proxy voting policies are intended to be decision-making guidelines. The guidelines are not exhaustive and do not include all potential voting issues. In addition, as contemplated by and subject to Putnam’s Proxy Voting Procedures, because proxy issues and the circumstances of individual companies are so varied, portfolio teams may recommend votes that may vary from the general policy choices set forth in the guidelines.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to non-US issuers.

I. Board-Approved Proposals

Proxies will be voted for board-approved proposals, except as follows:

A.	Matters Relating to the Board of Directors

Uncontested Election of Directors

The board of directors has the important role of overseeing management and its performance on behalf of shareholders. When evaluating a company’s board, Putnam may consider the diversity of professional backgrounds and personal characteristics. Putnam believes that companies generally benefit from diversity on the board, including diversity with respect to gender, ethnicity, race, skills, perspectives and experience.

Proxies will be voted for the election of the company’s nominees for directors (and/or subsidiary directors) and for board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

➢	Putnam will withhold votes from the entire board of directors if:

•	The board does not have a majority of independent directors,

•	The board does not have nominating, audit and compensation committees composed solely of independent directors, or

•	The board has more than 15 members or fewer than five members, absent special circumstances.

➢	Putnam may refrain from withholding votes from the board due to insufficient key committee independence due to director resignation, change in board structure, or other specific circumstances, provided that the company has stated (for example in an 8-K), or it can otherwise be determined, that the board will address committee composition to ensure compliance with the applicable corporate governance code in a timely manner after the shareholder meeting and the company has a history of appropriate board independence.

Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an independent director is a director who (1) meets all requirements to serve as an independent director of a company under the final NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company (including employment of an immediate family member as an executive officer)), and (2) has not accepted directly or indirectly any consulting, advisory, or other compensatory fee (excluding immaterial fees for transactional services as defined by the NYSE Corporate Governance rules) from the company other than in his or her capacity as a member of the board of directors or any board committee. Putnam believes that the receipt of such compensation for services other than service as a director raises significant independence issues.

➢	Putnam will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company for the provision of professional services (e.g., investment banking, consulting, legal or financial advisory fees).

➢	Putnam will withhold votes from any nominee for director who attends fewer than 75% of board and committee meetings. Putnam may refrain from withholding votes on a case-by-case basis if a valid reason for the absence exists, such as illness, personal emergency, potential conflict of interest, etc.

➢	Putnam will withhold votes from any incumbent nominee for director who served on a board that has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the votes actually cast on the matter at its previous two annual meetings, or

➢	Putnam will withhold votes from any incumbent nominee for director who served on a board that adopted, renewed, or made a material adverse modification to a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year. (This is applicable to any type of poison pill, for example, advance-warning type pill, EGM pill, and Trust Defense Plans in Japan.)

Putnam will refrain from opposing the board members who served at the time of the adoption of the poison pill if the duration is one year or less, if the plan contains other suitable restrictions; or if the company publicly discloses convincing rationale for its adoption and seeks shareholder approval of future renewals of the poison pill. (Suitable restrictions could include but are not limited to, a higher threshold for passive investors. Convincing rationale could include circumstances such as, but not limited to, extreme market disruption or conditions, stock volatility, substantial merger, active investor interest, or takeover attempts.)

➢	Putnam will vote on a case-by-case basis and may consider voting against the Nominating Committee Chair if there is a lack of evidence of board diversity.

Putnam is concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards.

➢	Putnam will vote against any non-executive nominee for director who serves on more than four (4) public company boards, except where Putnam would otherwise be withholding votes for the entire board of directors. For the purpose of this guideline, boards of affiliated registered investment companies and other similar entities such as UCITS will count as one board. Generally, Putnam will withhold support from directors serving on more than four unaffiliated public company boards, although an exception may be made in the case of a director who represents an investing firm with the sole purpose of managing a portfolio of investments that includes the company.

➢	Putnam will withhold votes from any nominee for director who serves as an executive officer of any public company (“home company”) while serving on more than two (2) public company boards other than the home company board. (Putnam will withhold votes from the nominee at each company where Putnam client portfolios own shares.) In addition, if Putnam client portfolios are shareholders of the executive’s home company, Putnam will withhold votes from members of the company’s governance committee. For the purpose of this guideline, boards of affiliated registered investment companies and other similar entities such as UCITS will count as one board.

➢	Putnam will withhold votes from any nominee for director of a public company (Company A) who is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”).

Board independence depends not only on its members’ individual relationships, but also the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. Putnam may withhold votes on a case-by-case basis from some or all directors that, through their lack of independence, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interest of shareholders.

Note: Designation of executive director is based on company disclosure.

➢	Putnam will vote against proposals that provide that a director may be removed only for cause. Putnam will generally vote for proposals that permit the removal of directors with or without cause.

➢	Putnam will vote against proposals authorizing a board to fill a director vacancy without shareholder approval.

➢	Putnam will vote on a case-by-case basis on subsidiary director nominees if Putnam will be voting against the nominees of the parent company’s board.

➢	Putnam will vote on a case-by-case basis for director nominees, including nominees for positions on Supervisory Boards or Supervisory Committees, or similar board entities (depending on board structure), for (re)election when cumulative voting applies.

➢	Putnam will vote for proposals to approve annual directors’ fees, except that Putnam will vote on a case-by-case basis if Putnam’s independent proxy voting service has recommended a vote against such proposal. Additionally, Putnam will vote for proposals to approve the grant of equity awards to directors, except that Putnam will consider these proposals on a case-by-case basis if Putnam’s proxy service provider is recommending a vote against the proposal.

Classified Boards

➢	Putnam will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Ratification of Auditors

➢	Putnam will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised. (Otherwise, Putnam will vote for.)

Contested Elections of Directors

➢	Putnam will vote on a case-by-case basis in contested elections of directors.

B. Executive Compensation

Putnam will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

➢	Putnam will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans), except where Putnam would otherwise be withholding votes for the entire board of directors in which case Putnam will evaluate the plans on a case-by-case basis.

➢	Putnam will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity plans).

➢	Putnam will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

➢	Additionally, if the annualized dilution cannot be calculated, Putnam will vote for plans where the Total Potential Dilution is 5% or less. If the annualized dilution cannot be calculated and the Total Potential Dilution exceeds 5%, then Putnam will vote against. Note: Such plans must first pass all of Putnam’s other screens.

➢	Putnam will vote proposals to issue equity grants to executives on a case-by-case basis.

➢	Putnam will vote against stock option plans that permit replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options).

➢	Putnam will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

➢	Putnam will vote against stock option plans/ restricted stock plans with evergreen features providing for automatic share replenishment.

➢	Putnam will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except as follows:

Vote on a case-by-case basis on such proposals if any of the following circumstances exist:

•	the amount per employee under the plan is unlimited, or
•	the maximum award pool is undisclosed, or
•	the incentive bonus plan’s performance criteria are undisclosed, or
•	the independent proxy voting service recommends a vote against.

➢	Putnam will vote in favor of the annual presentation of advisory votes on executive compensation (Say-on-Pay).

➢	Putnam will generally vote for advisory votes on executive compensation (Say-on-Pay). However, Putnam will vote against an advisory vote if the company fails to effectively link executive compensation to company performance according to benchmarking performed by the independent proxy voting service.

•	Putnam will review the proposal on a case-by-case basis if there is no recommendation of the independent proxy voting service.

➢	Putnam will vote on a case-by-case basis on severance agreements (e.g., golden and tin parachutes)

➢	Putnam will withhold votes from members of a Board of Directors which has approved compensation arrangements Putnam’s investment personnel have determined are grossly unreasonable at the next election at which such director is up for re-election.

➢	Putnam will vote for employee stock purchase plans that have the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value, (2) the offering period under the plan is 27 months or less, and (3) dilution is 10% or less.

➢	Putnam will vote for Non-qualified Employee Stock Purchase Plans with all the following features:

1)	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company).

2)	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary.

3)	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value.

4)	No discount on the stock price on the date of purchase since there is a company matching contribution.

Putnam will vote against Non-qualified Employee Stock Purchase Plans when any of the plan features do not meet the above criteria.

Putnam may vote against executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, or where a company fails to provide transparent disclosure of executive compensation. In voting on proposals relating to executive compensation, Putnam will consider whether the proposal has been approved by an independent compensation committee of the board.

C. Capitalization

Putnam will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except as follows:

➢	Putnam will vote for proposals relating to the authorization of additional common stock, except that Putnam will evaluate such proposals on a case-by-case basis if (i) they relate to a specific transaction or to common stock with special voting rights, (ii) the company has a non-shareholder approved poison pill in place, or (iii) the company has had sizeable stock placements to insiders within the past three years at prices substantially below market value without shareholder approval.

➢	Putnam will vote for proposals to effect stock splits (excluding reverse stock splits.)

➢	Putnam will vote for proposals authorizing share repurchase programs, except that Putnam will vote on a case-by-case basis if there are concerns that there may be abusive practices related to the share repurchase programs.

D. Acquisitions, Mergers, Reorganizations and Other Transactions

Putnam will vote on a case-by-case basis on business transactions such as acquisitions, mergers, reorganizations involving business combinations, liquidations and sale of all or substantially all of a company’s assets.

E. Anti-Takeover Measures

Putnam will vote against board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights, control share acquisition provisions, targeted share placements, and ability to make greenmail payments, except as follows:

➢	Putnam will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans;

➢	Putnam will vote on a case-by-case basis on proposals to adopt fair price provisions.

➢	Putnam will vote on a case-by-case basis on proposals to issue blank check preferred stock in the case of REITs (only)

➢	Putnam will generally vote for proposals that enable or expand shareholders’ ability to take action by written consent.

➢	Putnam will vote on a case-by-case basis on proposals to increase shares of an existing class of stock with disparate voting rights from another share class.

➢	Putnam will vote on a case-by-case basis on shareholder or board-approved proposals to eliminate supermajority voting provisions at controlled companies (companies in which an individual or a group voting collectively holds a majority of the voting interest).

➢	Putnam will vote on a case-by-case basis on board-approved proposals to adopt supermajority voting provisions at controlled companies (companies in which an individual or a group voting collectively holds a majority of the voting interest).

➢	Putnam will vote on a case-by-case basis on proposals to issue blank check preferred stock if appropriate “de-clawed” language is present. Specifically, appropriate de-clawed language will include cases where the Company states (i.e., through 8-K, proxy statement or other public disclosure) it will not use the preferred stock for anti-takeover purposes, or in order to implement a shareholder rights plan, or discloses a commitment to submit any future issuances of preferred stock to be used in a shareholder rights plan/anti-takeover purpose to a shareholder vote prior to its adoption.

F. Other Business Matters

Putnam will vote for board-approved proposals approving routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting, except as follows:

➢	Putnam will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary or to effect stock splits, to change a company’s name, to authorize additional shares of common stock or other matters which are considered routine (for example, director age or term limits), technical in nature, fall within Putnam’s guidelines (for example, regarding board size or virtual meetings), are required pursuant to regulatory and/or listing rules, have little or no economic impact or will not negatively impact shareholder rights).

➢	Additionally, Putnam believes the bundling of items, whether the items are related or unrelated, is generally not in shareholders’ best interest. We may vote against the entire bundled proposal if we would normally vote against any of the items if presented individually. In these cases, we will review the bundled proposal on a case-by-case basis.

➢	Putnam generally supports quorum requirements if the level is set high enough to ensure a broad range of shareholders is represented in person or by proxy but low enough so that the Company can transact necessary business. Putnam will vote on a case-by-case basis on proposals seeking to change quorum requirements; however, Putnam will normally support proposals that seek to comply with market or exchange requirements.

➢	Putnam will vote on a case-by-case basis on proposals seeking to change a company’s state of incorporation. However, Putnam will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

➢	Putnam will vote against authorization to transact other unidentified, substantive business at the meeting.

➢	Putnam will vote against proposals where there is a lack of information to make an informed voting decision.

➢	Putnam will vote as follows on proposals to adjourn shareholder meetings:

If Putnam is withholding support for the board of the company at the meeting, any proposal to adjourn should be referred for case-by-case analysis.

If Putnam is not withholding support for the board, Putnam will vote in favor of adjourning, unless the vote concerns an issue that is being referred back to Putnam for case-by-case review. Under such circumstances, the proposal to adjourn should also be referred to Putnam for case-by-case analysis.

➢	Putnam will vote against management proposals to adopt a specific state’s courts, or a specific U.S. district court as the exclusive forum for certain disputes, except that Putnam will vote for proposals adopting the State of Delaware, or the Delaware Chancery Court, as the exclusive forum, for corporate law matters for issuers incorporated in Delaware. Requiring shareholders to bring actions solely in one state may discourage the pursuit of derivative claims by increasing their difficulty and cost. However, Putnam’s guideline recognizes the expertise of the Delaware state court system in handling disputes involving Delaware corporations. In addition, Putnam will withhold votes from the chair of the Nominating/Governance committee if a company amends its Bylaws, or takes other actions, to adopt a specific state’s courts (other than Delaware courts, for issuers incorporated in Delaware) or a specific U.S. district court as the exclusive forum for certain disputes without shareholder approval.

➢	Putnam will vote on a case-by-case basis on management proposals seeking to adopt a bylaw amendment allowing the company to shift legal fees and costs to unsuccessful plaintiffs in intra-corporate litigation (fee-shifting bylaw). Additionally, Putnam will vote against the Chair of the Nominating/Governance committee if a company adopts a fee-shifting bylaw amendment without shareholder approval.

➢	Putnam will support management/shareholder proxy access proposals as long as the proposals align with the following principles for a shareholder (or up to 20 shareholders together as a group) to receive proxy access:

1) The required minimum aggregate ownership of the Company’s outstanding common stock is no greater than 3%;

2) The required minimum holding period for the shareholder proponent(s) is no greater than two years; and

3) The shareholder(s) are permitted to nominate at least 20% of director candidates for election to the board.

Proposals requesting shares be held for 3 years will be reviewed on a case-by-case basis. Putnam will vote against proposals requesting shares be held for more than three years. Proposals that meet Putnam’s stated criteria and include other requirements relating to issues such as, but not limited to, shares on loan or compensation agreements with nominees, will be reviewed on a case-by-case basis.

Additionally, shareholder proposals seeking an amendment to a company’s proxy access policy which include any one of the supported criteria under Putnam’s guidelines, for example, a 2-year holding period for shareholders, will be reviewed on a case-by-case basis.

➢	Putnam supports management / shareholder proposals giving shareholders the right to call a special meeting as long as the ownership requirement in such proposals is at least 15% of the company’s outstanding common stock and not more than 25%.

In general, Putnam will vote for management or shareholder proposals to reduce the ownership requirement below a company’s existing threshold, as long as the new threshold is at least 15% and not greater than 25% of the company’s outstanding common stock.

Putnam will vote against any proposal with an ownership requirement exceeding 25% of the company’s common stock or an ownership requirement that is less than 15% of the company’s outstanding common stock.

In cases where there are competing management and shareholder proposals giving shareholders the right to call a special meeting, Putnam will generally vote for the proposal which has the lower minimum shareholder ownership threshold, as long as that threshold is within Putnam’s recommended minimum/maximum thresholds. If only one of the competing proposals has a threshold that falls within Putnam’s threshold range, Putnam will normally support that proposal as long as it represents an improvement (reduction) from the previous requisite ownership level. Putnam will normally vote against both proposals if neither proposal has a requisite ownership level between 15% and 25% of the company’s outstanding common stock.

➢	Putnam will generally vote for management or shareholder proposals to allow a company to hold virtual-only or hybrid shareholder meetings or to amend its articles/charter/by-laws to allow for virtual-only or hybrid shareholder meetings, provided the proposal does not preclude in-person meetings (at any given time), and does not otherwise limit or impair shareholder participation; and if the company has provided clear disclosure to ensure that shareholders can effectively participate in virtual-only shareholder meetings and meaningfully communicate with company management and directors. Additionally, Putnam may consider the rationale of the proposal and whether there have been concerns about the company’s previous meeting practices.

Disclosure should address the following:

•	the ability of shareholders to ask questions during the meeting
o	including time guidelines for shareholder questions
o	rules around what types of questions are allowed
o	and rules for how questions and comments will be recognized and disclosed to meeting participants

o	the manner in which appropriate questions received during the meeting will be addressed by the board

•	procedures, if any, for posting appropriate questions received during the meeting and the company’s answers on the investor page of their website as soon as is practical after the meeting
•	technical and logistical issues related to accessing the virtual meeting platform; and
•	procedures for accessing technical support to assist in the event of any difficulties accessing the virtual meeting

Putnam may vote against proposals that do not meet these criteria.

Additionally, Putnam may vote against the Chair of the Governance Committee when the board is planning to hold a virtual-only shareholder meeting and the company has not provided sufficient disclosure (as noted above) or shareholder access to the meeting.

➢	Putnam will vote for proposals to approve a company’s board-approved climate transition action plan (“say on climate” proposals in which the company’s board proposes that shareholders indicate their support for the company’s plan), unless the proxy voting service has recommended a vote against the proposal, in which case Putnam will vote on a case-by-case basis on the proposal.

➢	Putnam will vote on a case-by-case basis on board-approved proposals that conflict with shareholder proposals.

II. Shareholder Proposals

Shareholder proposals are non-binding votes that are often opposed by management. Some proposals relate to matters that are financially immaterial to the company’s business, while others may be impracticable or costly for a company to implement. At the same time, well-crafted shareholder proposals may serve the purpose of raising issues that are material to a company’s business for management’s consideration and response. Putnam seeks to weigh the costs of different types of proposals against their expected financial benefits. More specifically:

Putnam will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

➢	Putnam will vote for shareholder proposals that are consistent with Putnam’s proxy voting guidelines for board-approved proposals.

➢	Putnam will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

➢	Putnam will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

➢	Putnam will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding of the company in order to be (re) elected.

➢	Putnam will review on a case-by-case basis, shareholder proposals requesting that the board adopt a policy whereby, in the event of a significant restatement of financial results or significant extraordinary write-off, the board will recoup, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were made to senior executives based on having met or exceeded specific performance targets to the extent that the specified performance targets were not met.

➢	Putnam will vote for shareholder proposals urging the board to seek shareholder approval of any future supplemental executive retirement plan (“SERP”), or individual retirement arrangement, for senior executives that provides credit for additional years of service not actually worked, preferential benefit formulas not provided under the company’s tax-qualified retirement plans, accelerated vesting of retirement benefits or retirement perquisites and fringe benefits that are not generally offered to other company employees. (Implementation of this policy shall not breach any existing employment agreement or vested benefit.)

➢	Putnam will vote for shareholder proposals requiring companies to report on their executive retirement benefits. (Deferred compensation, split-dollar life insurance, SERPs and pension benefits)

➢	Putnam will vote for shareholder proposals requesting that a company establish a pay-for-superior-performance standard whereby the company discloses defined financial and/or stock price performance criteria (along with the detailed list of comparative peer group) to allow shareholders to sufficiently determine the pay and performance correlation established in the company’s performance-based equity program. In addition, no multi-year award should be paid out unless the company’s performance exceeds, during the current CEO’s tenure (three or more years), its peer median or mean performance on selected financial and stock price performance criteria.

➢	Putnam will vote for shareholder proposals urging the board to disclose in a separate report to shareholders, the Company’s relationships with its executive compensation consultants or firms. Specifically, the report should identify the entity that retained each consultant (the company, the board or the compensation committee) and the types of services provided by the consultant in the past five years (non-compensation-related services to the company or to senior management and a list of all public company clients where the Company’s executives serve as a director.)

➢	Putnam will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and
•	the change in control results in the termination of employment for the person receiving the severance payment.

➢	Putnam will vote for shareholder proposals requiring that the chair’s position be filled by an independent director (separate chair/CEO). However, Putnam will vote on a case-by-case basis on such proposals when the company’s board has a lead-independent director (or already has an independent or separate chair) and Putnam is supporting the nominees for the board of directors.

➢	Putnam will vote for shareholder proposals seeking the submission of golden coffins to a shareholder vote or the elimination of the practice altogether.

➢	Putnam will vote for shareholder proposals seeking a policy that forbids any director who receives more than 25% withhold votes cast (based on for and withhold votes) from serving on any key board committee for two years and asking the board to find replacement directors for the committees if need be.

➢	Putnam will vote for shareholder proposals urging the board to seek shareholder approval of severance agreements (e.g., golden and tin parachutes).

•	However, Putnam will vote against such proposals when the company has a policy that minimally requires shareholder approval of severance agreements for executives that provides for cash severance benefits exceeding 2.99 times the sum of the executive’s base salary plus target annual non-equity incentive plan bonus opportunity.

Putnam will vote on a case-by-case basis on approving such compensation arrangements.

➢	Putnam will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met: the company undergoes a change in control, and the change in control results in the termination of employment for the person receiving the severance payment.

➢	Putnam will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements as well as proposals to limit income or other tax gross-up payments.

➢	Putnam will vote in accordance with the recommendation of the company’s board of directors on shareholder proposals regarding corporate political spending, unless Putnam is voting against the directors, in which case the proposal would be reviewed on a case-by-case basis.

➢	Putnam will vote on a case-by-case basis on shareholder proposals that conflict with board-approved proposals.

Environmental and Social

➢	Putnam believes that sustainable environmental practices and sustainable social policies are important components of long-term value creation. Companies should evaluate the potential risks to their business operations that are directly related to environmental and social factors (among others). In evaluating shareholder proposals relating to environmental and social initiatives, Putnam takes into account (1) the relevance and materiality of the proposal to the company’s business, (2) whether the proposal is well crafted (e.g., whether it references science-based targets, or standard global protocols), and (3) the practicality or reasonableness of implementing the proposal.

Putnam may support well-crafted and well-targeted proposals that request additional reporting or disclosure on a company’s plans to mitigate risk to the company related to the following issues and/or their strategies related to these issues: Environmental issues, including but not limited to, climate change, greenhouse gas emissions, renewable energy, and broader sustainability issues; and Social issues, including but not limited to, fair pay, employee diversity and development, safety, labor rights, supply chain management, privacy and data security.

In addition, Putnam will consider proposals related to Artificial Intelligence (“AI”) on a case-by-case basis.

Putnam will consider factors such as (i) the industry in which the company operates, (ii) the company’s current level of disclosure, (iii) the company’s level of oversight, (iv) the company’s management of risk arising out of these matters, (v) whether the company has suffered a material financial impact. Other factors may also be considered.

Putnam will consider the recommendation of its third-party proxy service provider and may consider other factors such as third-party evaluations of ESG performance.

Additionally, Putnam may vote on a case-by-case basis on proposals which ask a company to take action beyond reporting where our third-party proxy service provider has identified one or more reasons to warrant a vote FOR.

III. Voting Shares of Non-US Issuers

Many non-US jurisdictions impose material burdens on voting proxies. There are three primary types of limits as follows:

(1)	Share blocking. Shares must be frozen for certain periods of time to vote via proxy.

(2)	Share re-registration. Shares must be re-registered out of the name of the local custodian or nominee into the name of the client for the meeting and, in many cases, then re-registered back. Shares are normally blocked in this period.

(3)	Powers of Attorney. Detailed documentation from a client must be given to the local sub-custodian. In many cases Putnam is not authorized to deliver this information or sign the relevant documents.

Putnam’s policy is to weigh the benefits to clients from voting in these jurisdictions against the detriments of not doing so. For example, in a share blocking jurisdiction, it will normally not be in a client’s interest to freeze shares simply to participate in a non- contested routine meeting. More specifically, Putnam will normally not vote shares in non-US jurisdictions imposing burdensome proxy voting requirements except in significant votes (such as contested elections and major corporate transactions) where directed by portfolio managers.

Putnam recognizes that the laws governing non-US issuers will vary significantly from US law and from jurisdiction to jurisdiction. Accordingly, it may not be possible or even advisable to apply these guidelines mechanically to non-US issuers. However, Putnam believes that shareholders of all companies are protected by the existence of a sound corporate governance and disclosure framework. Accordingly, Putnam will vote proxies of non-US issuers in accordance with the foregoing guidelines where applicable, except as follows:

➢	Putnam will vote for shareholder proposals calling for a majority of the directors to be independent of management.

➢	Putnam will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

➢	Putnam will vote on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

➢	Putnam will vote for proposals to authorize share repurchase programs that are recommended for approval by Putnam’s proxy voting service provider, otherwise Putnam will vote against such proposals; except that Putnam will vote on a case-by-case basis if there are concerns that there may be abusive practices related to the share repurchase programs.

➢	Putnam will vote against authorizations to repurchase shares or issue shares or convertible debt instruments with or without preemptive rights when such authorization can be used as a takeover defense without shareholder approval. Putnam will not apply this policy to a company with a shareholder who controls more than 50% of its voting rights.

➢	Putnam will generally vote for proposals that include debt issuances, however substantive/non-routine proposals, and proposals that fall outside of normal market practice or reasonable standards, will be reviewed on a case-by-case basis.

➢	Putnam will vote for board-approved routine, market-practice proposals. These proposals are limited to (1) those issues that will have little or no economic impact, such as technical, editorial, or mandatory regulatory compliance items, (2) those issues that will not adversely affect and/or which clearly improve shareholder rights/values, and which do not violate Putnam’s proxy voting guidelines, or (3) those issues that do not seek to deviate from existing laws or regulations. Examples include but are not limited to, related party transactions (non-strategic), profit-and-loss transfer agreements (Germany), authority to increase paid-in capital (Taiwan). Should any unusual circumstances be identified concerning a normally routine issue, such proposals will be referred back to Putnam for internal review.

➢	Putnam will generally vote for proposals regarding amendments seeking to expand business lines or to amend the corporate purpose, provided the proposal would not include a significant or material departure from the company’s current business, and/or will provide the company with greater flexibility in the performance of its activities.

➢	Putnam will normally vote for management proposals concerning allocation of income and the distribution of dividends. However, Putnam portfolio teams will override this guideline when they conclude that the proposals are outside the market norms (i.e., those seen as consistently and unusually small or large compared to market practices).

➢	Putnam will generally vote for proposals seeking to adjust the par value of common stock. However, non-routine, substantive proposals will be reviewed on a case-by-case basis.

➢	Putnam will vote against proposals that would authorize the company to reduce the notice period for calling special or extraordinary general meetings to less than 21-Days.

➢	Putnam will generally vote for proposals relating to transfer of reserves/increase of reserves (i.e., France, Japan). However, Putnam will vote on a case-by-case basis if the proposal falls outside of normal market practice.

➢	Putnam will generally vote for proposals to increase the maximum variable pay ratio. However, Putnam will vote on a case-by-case basis if we are voting against a company’s remuneration report or if the proposal seeks an increase in excess of 200%.

➢	Putnam will review stock option plans on a case-by-case basis which allow for the options exercise price to be reduced by dividend payments (if the plan would normally pass Putnam’s Guidelines).

➢	Putnam will generally vote for requests to provide loan guarantees however, Putnam will vote on a case-by-case basis if the total amount of guarantees is in excess of 100% of the company’s audited net assets.

➢	Putnam will generally support remuneration report/policy proposals (i.e., advisory/binding) where a company’s executive compensation is linked directly with the performance of the business and executive. Putnam will generally support compensation proposals which incorporate a mix of reasonable salary and performance based short- and long-term incentives. Companies should demonstrate that their remuneration policies are designed and managed to incentivize and retain executives while growing the company’s long-term shareholder value.

Generally, Putnam will vote against remuneration report/policy proposals (i.e., advisory/binding) in the following cases:

•	Disconnect between pay and performance
•	No performance metrics disclosed;
•	No relative performance metrics utilized;
•	Single performance metric was used and it was an absolute measure;
•	Performance goals were lowered when management failed or was unlikely to meet original goals;
•	Long Term Incentive Plan is subject to retesting (e.g., Australia);
•	Service contracts longer than 12 months (e.g., United Kingdom);
•	Allows vesting below median for relative performance metrics;

•	Ex-gratia / non-contractual payments have been made (e.g., United Kingdom and Australia);
•	Contains provisions to automatically vest upon change-of-control; or
•	Other poor compensation practices or structures.
•	Pension provisions for new executives is not at the same level as the majority of the wider workforce; pension provisions for incumbent executives are not set to decrease over time (United Kingdom)
•	Proposed CEO salary increases are not justifiably appropriate in comparison to wider workforce or rationale for exception increases is not fully disclosed (United Kingdom)

➢	Putnam will vote on a case-by-case basis on bonus payments to executive directors or senior management; however, Putnam will vote against payments that include outsiders or independent statutory auditors.

Matters Relating to Board of Directors

Uncontested Board Elections

Asia: China, Hong Kong, India, Indonesia, Philippines, Taiwan and Thailand

➢	Putnam will vote against the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each composed of a majority of independent directors, or
•	the chair of the audit, compensation or nominating committee is not an independent director.

Commentary: Companies listed in China (or dual-listed in China and Hong Kong) often have a separate supervisory committee in addition to a standard board of directors containing audit, compensation, and nominating committees. The supervisory committee provides oversight of the financial affairs of the company and supervises members of the board and management, while the board of directors makes decisions related to the company’s business and investment strategies. The supervisory committee normally comprises employee representatives and shareholder representatives. Shareholder representatives are elected by shareholders of the company while employee representatives are elected by the company’s staff. Shareholder representatives may be independent or may be affiliated with the company or its substantial shareholders. Current laws and regulations neither provide a basis for evaluation of supervisor independence nor do they require a supervisor to be independent.

➢	Putnam will generally vote in favor of nominees to the Supervisory Committee

Australia

➢	Putnam will vote against the entire board of directors if

•	fewer than a majority of the directors are independent, or

•	the board has not established an audit committee composed solely of non-executive directors, a majority of whom, including the chair of the committee (who should not be the board chair), should be independent directors, or

•	the board has not established nominating and compensation committees each composed of a majority of independent, non-executive directors, with an independent chair.

Brazil

➢	Putnam will vote against proposals requesting cumulative voting unless there are more candidates than number of seats available, in which case vote for.

➢	Putnam will vote for proposals for the proportional allocation of cumulative votes if Putnam is supporting the entire slate of nominees. Putnam will vote against such proposals if Putnam is not supporting the entire slate.

➢	Putnam will abstain on individual director allocation proposals if Putnam is voting for the proportional allocation of cumulative votes. Putnam will vote on a case-by-case basis on individual director allocation proposals if Putnam is voting against the proportional allocation of votes.

➢	Putnam will vote for proposals to cumulate votes of common and preferred shareholders if the nominees are known and Putnam is supporting the applicable nominees; Putnam will vote against such proposals if Putnam is not supporting the known nominees, or if the nominees are unknown.

➢	Putnam will generally vote against proposals seeking the recasting of votes for amended slate (as new candidates could be included in the amended slate without prior disclosure to shareholders).

➢	Putnam will vote against proposals regarding instructions if meeting is held on second call if election of directors is part of the recasting as the slate can be amended without (prior) disclosure to shareholders.

➢	Putnam will vote against proposals regarding the casting of minority votes to the candidate with largest number of votes.

Canada

Canadian corporate governance requirements mirror corporate governance reforms that have been adopted by the NYSE and other U.S. national securities exchanges and stock markets. As a result, Putnam will vote on matters relating to the board of directors of Canadian issuers in accordance with the guidelines applicable to U.S. issuers.

Commentary: Like the UK’s Combined Code on Corporate Governance, the policies on corporate governance issued by Canadian securities regulators embody the “comply and explain” approach to corporate governance. Because Putnam believes that the board independence standards contained in the proxy voting guidelines are integral to the protection of investors in Canadian companies, these standards will be applied in a prescriptive manner.

Continental Europe (ex-Germany)

➢	Putnam will vote against the entire board of directors if

•	fewer than a majority of the directors are independent directors, or

•	the board has not established audit, nominating and compensation committees each composed of a majority of independent directors.

Commentary: An “independent director” under the European Commission’s guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

In France, Employee Representatives are employed by the company and represent rank and file employees. These representatives are elected by company employees. The law also provides for the appointment of employee shareholder representatives, if the employee shareholdings exceed 3% of the share capital. Employee shareholder representatives are elected by the company’s shareholders (via general meeting).

Germany

➢	For companies subject to “co-determination,” Putnam will vote for the election of nominees to the supervisory board, except:
➢	Putnam will vote against the Supervisory Board if

➢	the board has not established an audit committee comprising an Independent chair.
➢	the audit committee chair serves as board chair.
➢	the board contains more than two former management board members.

➢	Putnam will vote against the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system - a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This practice is known as co-determination.

Israel

Non-Controlled Banks: Director elections at Non-Controlled banks are overseen by the Supervisor of the Banks and nominees for election as “other” (non-external) directors and external directors (under Companies Law and Directive 301) are put forward by an external and independent committee. As such,

➢	Putnam’s guidelines regarding board Nominating Committees will not apply

➢	Putnam will vote on a case-by-case on nominees when there are more nominees than seats available.

Italy

Election of directors and statutory auditors:

➢	Putnam will apply the director guidelines to the majority shareholder supported list and vote accordingly (for or against) if multiple lists of director candidates are presented. If there is no majority shareholder supported slate of nominees, Putnam will support the shareholder slate of nominees that is recommended for approval by Putnam’s service provider.

➢	Putnam will vote against the entire list of director nominees if the list is bundled as one proposal and if Putnam would otherwise be voting against any one director nominee.

➢	Putnam will generally vote for the majority shareholder supported list of statutory auditor nominees.

Note: Pursuant to Italian law, directors and statutory auditors are elected through a slate voting system whereby candidates are presented in lists submitted by shareholders representing a minimum percentage of share capital.

➢	Putnam will withhold votes from any director not identified in the proxy materials. (Example: Co-opted director nominees.)

Japan

➢	For companies that have established a U.S.-style corporate governance structure, Putnam will withhold votes from the entire board of directors if:

•	the board does not have a majority of outside directors,
•	the board has not established nominating and compensation committees composed of a majority of outside directors,
•	the board has not established an audit committee composed of a majority of independent directors, or
•	the board does not have at least two independent directors for companies with a controlling shareholder.

➢	For companies that have established a statutory auditor board structure:

•	Putnam will withhold votes from the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

➢	For companies that have established a statutory auditor board structure, Putnam will withhold votes from the entire board of directors if:

•	the board does not have at least two outside directors, or

•	the board does not have at least two independent directors for companies with a controlling shareholder.

•	Putnam will vote against any statutory auditor nominee who attends fewer than 75% of board and committee meeting without valid reasons for the absences (i.e., illness, personal emergency, etc.) (Note that Corporate Law requires disclosure of outsiders’ attendance but not that of insiders, who are presumed to have no more important time commitments.)

➢	For companies that have established an audit committee board structure (one-tier / one committee), Putnam will withhold votes from the entire board of directors if:

•	the board does not have at least two outside directors,

•	the board does not have at least two independent directors for companies with a controlling shareholder, or

•	the board has not established an audit committee composed of a majority of independent directors

Election of Executive Director and Election of Supervisory Director – REIT

REITs have a unique two-tier board structure with generally one or more executive directors and two or more supervisory directors. The number of supervisory directors must be greater than, not equal to, the number of executive directors. Shareholders are asked to vote on both types of directors. Putnam will vote as follows, provided each board of executive / supervisory directors meets legal requirements.

➢	Putnam will generally vote for the election of Executive Director
➢	Putnam will generally vote for the election of Supervisory Directors

Commentary:

Definition of outside director and independent director:

The Japanese Companies Act focuses on two director classifications: Insider or Outsider. An outside director is a director who is not a director, executive, executive director, or employee of the company or its parent company, subsidiaries or affiliates. Further, a director, executive, executive director or employee, who have executive responsibilities, of the company or subsidiaries can regain eligibility ten years after his or her resignation, provided certain other requirements are met. An outside director is designated as an “independent” director based on the Tokyo Stock Exchange listing rules. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.).

The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

Putnam will withhold votes from the entire board of directors if:

•	For large companies (i.e., those with assets of at least KRW 2 trillion); the board does not have at least three independent directors or less than a majority of directors are independent directors,

•	For small companies (i.e., those with assets of less than KRW 2 trillion), fewer than one-fourth of the directors are independent directors,

•	The board has not established a nominating committee with at least half of the members being outside directors, or

•	the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are independent directors.

Commentary: For purposes of these guidelines, an “outside director” is a director who is independent from the management or controlling shareholders of the company and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, Putnam will also apply the standards included in Article 382 of the Korean Commercial Act, i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

➢	Putnam will generally vote for proposals to amend the Executive Officer Retirement Allowance Policy unless the recipients of the grants include non-executives; the proposal would have a negative impact on shareholders, or the proposal appear to be outside of normal market practice, in which case Putnam will vote against.

Malaysia

➢	Putnam will vote against the entire board of directors if:

•	less than 50% of the directors are independent directors, or less than a majority of the directors are independent directors for large companies,

•	the board has not established an audit committee with all members being independent directors, including the committee chair,
•	the board has not established a nominating committee with all members being non-executive directors, a majority of whom are independent, including the committee chair; the board chair should not serve as a member of the nomination committee, or
•	the board has not established a compensation committee with all members being non-executive directors, a majority of whom are independent; the board chair should not serve as a member of the remuneration committee.

Nordic Markets – Finland, Norway, Sweden

➢	Putnam will vote against the entire board of directors if:

Board Independence:

• The board does not have a majority of directors independent from the company and management. (Sweden, Finland, Norway)

• The board does not have at least two directors independent from the company and its major shareholders holding > 10% of the Company’s share capital. (Sweden, Finland, Norway)

• An executive director is a member of the board. (Norway)

Audit Committee:

• The audit committee does not consist of a majority of directors independent from the company and management. (Sweden, Finland)

• The audit committee does not have at least one director independent from the company and its major shareholders holding > 10% of the Company’s share capital. (Sweden, Finland)

• The audit committee is not majority independent. (Norway)

Remuneration Committee:

• The remuneration committee is not fully independent of the company, excluding the chair. (Sweden)

• The remuneration committee is not majority independent of the company. (Finland)

• The remuneration committee does not consist fully of non-executive directors. (Finland)

• The remuneration committee is not fully independent of management (Norway)

• The remuneration committee is not majority independent from the company and its major shareholders holding > 50% of the Company’s share capital. (Sweden, Finland, Norway)

Board Nomination Committee:

• The nomination committee does not consist of a majority of directors independent from the company. (Finland)

• An executive is a member of the nomination committee. (Finland)

External Nomination Committee: Vote against the establishment of the nomination committee and its guidelines when:

• The external committee is not majority independent of the company and management. (Sweden)

• The external committee does not have at least one director not affiliated to largest shareholder on the committee. (Sweden)

• The external committee does not meet best practice based on ISS analysis. (Finland)

• The external committee is not majority independent of the board and management. (Norway)

• The external committee has more than one member of the board of the directors sitting on the committee. (Norway)

• There is insufficient disclosure provided for new nominees (Norway)

• An executive is a member of the committee. (Norway)

Russia

➢	Putnam will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

Singapore

➢	Putnam will vote against from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

•	the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or

•	the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

United Kingdom, Ireland

Commentary:

Application of guidelines: Although the Combined Code has adopted the “comply and explain” approach to corporate governance, Putnam believes that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in UK companies. As a result, these guidelines will be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that Putnam does not view service on the board for more than nine years as affecting a director’s independence.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

➢	Putnam will withhold votes from the entire board of directors if:

•	the board, excluding the Non-Executive Chair, is not comprised of at least half independent non-executive directors,

•	the board has not established a Nomination committee composed of a majority of independent non-executive directors, excluding the Non-Executive Chair, or

•	the board has not established a Compensation committee composed of (1) at least three directors (in the case of smaller companies, as defined by the Combined Code, two directors) and (2) solely of independent non-executive directors. The company chair may be a member of, but not chair, the Committee provided he or she was considered independent on appointment as chair, or

•	The board has not established an Audit Committee composed of, (1) at least three directors (in the case of smaller companies as defined by the Combined Code, two directors) and (2) solely of independent non-executive directors. The board chair may not serve on the audit committee of large or small companies.

All other jurisdictions

➢	In the absence of jurisdiction specific guidelines, Putnam will vote as follows for boards/supervisory boards:
➢	Putnam will vote against the entire board of directors if

•	fewer than a majority of the directors are independent directors, or

•	the board has not established audit, nominating and compensation committees each composed of a majority of independent directors.

Additional Commentary regarding all Non-US jurisdictions:

Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Some jurisdictions may legally require or allow companies to have a certain number of employee representatives, employee shareholder representatives (e.g., France) and/or shareholder representatives on their board. Putnam generally does not consider these representatives independent. The presence of employee representatives or employee shareholder representatives on the board and key committees is generally legally mandated. In most markets, shareholders do not have the ability to vote on the election of employee representatives or employee shareholder representatives. In some markets, significant shareholders have a legal right to nominate shareholder representatives. Shareholders are required to approve the election of shareholder representatives to the board. Unlike employee representatives, there are no legal requirements regarding the presence of shareholder representatives on the board or its committees.

➢	Putnam will not include employee or employee shareholder representatives in the independence calculation of the board or key committees, nor in the calculation of the size of the board.

➢	Putnam will include shareholder representatives in the independence calculation of the board and key committees, and in the calculation of the size of the board.

➢	Putnam will generally support shareholder or employee representatives if included in the agenda Putnam will vote on a case-by-case basis when there are more candidates than seats. Additionally, Putnam will vote against such nominees when there is insufficient information disclosed.

➢	Putnam Investments’ policies regarding the provision of professional services and transactional relationship with regard to directors will apply.

➢	Putnam will vote for independent nominees for alternate director, unless such nominees do not meet Putnam’s individual director standards.

Shareholder nominated directors/self-nominated directors

➢	Putnam will vote against shareholder nominees if Putnam supports the board of directors.

➢	Putnam will vote on a case-by case basis if Putnam will be voting against the current board.

➢	Putnam will vote on a case-by-case basis if the proposal regarding a self-nominated/shareholder nominated director nominee would add an additional seat to the board if the nominee is approved.

Other Business Matters

Japan

A.	Article Amendments

➢	The Japanese Companies Act gives companies the option to adopt a U.S.-Style corporate structure (i.e., a board of directors and audit, nominating, and compensation committees). Putnam will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-Style “Board with Committees” structure. However, the independence of the outside directors is critical to effective corporate governance under this new system. Putnam will, therefore, scrutinize the backgrounds of the outside director nominees at such companies, and will vote against the amendment where Putnam believes the board lacks the necessary level of independence from the company or a substantial shareholder.

➢	Putnam will vote on a case-by-case basis on granting the board the authority to repurchase shares at its discretion.

➢	Putnam will vote against amendments to delete a requirement directing the company to reduce authorized capital by the number of treasury shares cancelled. If issued share capital decreases while authorized capital remains unchanged, then the company will have greater leeway to issue new shares (for example as a private placement or a takeover defense).

➢	Putnam will vote against proposals to authorize appointment of special directors. Under the new Corporate Law, companies are allowed to appoint, from among their directors, “special directors” who will be authorized to make decisions regarding the purchase or sale of important assets and major borrowing or lending, on condition that the board has at least six directors, including at least one non-executive director. At least three special directors must participate in the decision-making process and decisions shall be made by a majority vote of the special directors. However, the law does not require any of the special directors to be non-executives, so in effect companies may use this mechanism to bypass outsiders.

➢	Putnam will generally vote for proposals to create new class of shares or to conduct a share consolidation of outstanding shares to squeeze out minority shareholders.

➢	Putnam will vote against proposals seeking to enable companies to establish specific rules governing the exercise of shareholder rights. (Note: Such as, shareholders’ right to submit shareholder proposals or call special meetings.)

B. Compensation Related Matters

➢	Putnam will vote against option plans which allow the grant of options to suppliers, customers, and other outsiders.

➢	Putnam will vote against stock option grants to independent internal statutory auditors. The granting of stock options to internal auditors, at the discretion of the directors, can compromise the independence of the auditors and provide incentives to ignore accounting problems, which could affect the stock price over the long term.

➢	Putnam will vote against the payment of retirement bonuses to directors and statutory auditors when one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company. Putnam will also vote against payment of retirement bonuses to any directors or statutory auditors who have been designated by the company as independent. Retirement bonus proposals are all-or-nothing, meaning that split votes against individual payments cannot be made. If any one individual does not meet Putnam’s criteria, Putnam will vote against the entire bundled item.

C. Other Business Matters

➢	Putnam votes for mergers by absorptions of wholly-owned subsidiaries by their parent companies. These deals do not require the issuance of shares, and do not result in any dilution or new obligations for shareholders of the parent company. These transactions are routine.

➢	Putnam will vote for the acquisition if it is between parent and wholly-owned subsidiary.

➢	Putnam will vote for the formation of a holding company, if routine. Holding companies are once again legal in Japan and a number of companies, large and small, have sought approval to adopt a holding company structure. Most of the proposals are intended to help clarify operational authority for the different business areas in which the company is engaged and promote effective allocation of corporate resources. As most of the reorganization proposals do not entail any share issuances or any change in shareholders’ ultimate ownership interest in the operating units, Putnam will treat most such proposals as routine.

➢	Putnam will vote against proposals that authorize the board to vary the AGM record date.

➢	Putnam will vote for proposals to abolish the retirement bonus system

➢	Putnam will vote for board-approved director/officer indemnification proposals

➢	Putnam will vote on a case-by-case basis on private placements (Third-party share issuances). Where Putnam views the share issuance necessary to avoid bankruptcy or to put the company back on solid financial footing, Putnam will generally vote for. When a private placement allows a particular shareholder to obtain a controlling stake in the company at a discount to market prices, or where the private placement otherwise disadvantages ordinary shareholders, Putnam will vote against.

➢	Putnam will generally vote against shareholder rights plans (poison pills). However, if all of the following criteria are met, Putnam will evaluate such poison pills on a case-by-case basis:

1)	The poison pill must have a duration of no more than three years.
2)	The trigger threshold must be no less than 20 percent of issued capital.
3)	The company must have no other types of takeover defenses in place.
4)	The company must establish a committee to evaluate any takeover offers, and the members of that committee must all meet Putnam’s’ definition of independence.
5)	At least 20 percent, and no fewer than two, of the directors must meet Putnam’s definition of independence. These independent directors must also meet Putnam’s guidelines on board meeting attendance.
6)	The directors must stand for reelection on an annual basis.
7)	The company must release its proxy materials no less than three weeks before the meeting date.

➢	Putnam will vote against proposals to allow the board to decide on income allocation without shareholder vote.

➢	Putnam will vote against proposals to limit the liability of External Audit Firms (“Accounting Auditors”)

➢	Putnam will vote against proposals seeking a reduction in board size that eliminates all vacant seats.

➢	Putnam may generally vote against proposals seeking an increase in authorized capital that leaves the company with as little as 25 percent of the authorized capital outstanding (general request). However, such proposals will be evaluated on a company specific basis, taking into consideration such factors as current authorization outstanding, existence (or lack thereof) of preemptive rights and rationale for the increase.

➢	Putnam will vote for corporate split agreement and transfer of sales operations to newly created wholly-owned subsidiaries where the transaction is a purely internal one which does not affect shareholders’ ownership interests in the various operations. All other proposals will be referred back to Putnam for case-by-case review. These reorganizations usually accompany the switch to a holding company structure, but may be used in other contexts.

United Kingdom

➢	Putnam will not apply the U.S. standard 15% discount cap for employee share purchase schemes at U.K. companies. As such, Putnam will generally vote for ‘Save-As-You-Earn’ schemes in the U.K which allow for no more than a 20% purchase discount, and which otherwise comply with U.K. law and Putnam standards.

France

➢	Putnam will not apply the U.S. standard 15% discount cap for employee share purchase schemes at French companies. As such, Putnam will generally vote for employee share purchase schemes in France that allow for no greater than a 30% purchase discount, or 40% purchase discount if the vesting period is equal to or greater than ten years, and which otherwise comply with French law and Putnam standards.

➢	Putnam will generally vote for the Remuneration Report (established based on SRD II), however Putnam will vote on a case-by-case basis when Putnam is voting against both the ex-Post Remuneration Report (CEO) and ex-Ante Remuneration Policy (CEO, or proposal including CEO remuneration package) in the current year, and Putnam’s third party service provider(s) is recommending a vote against.

Canada

➢	Putnam will generally vote for Advance Notice provisions for submitting director nominations not less than 30 days prior to the date of the annual meeting. For Advance Notice provisions where the minimum number of days to submit a shareholder nominee is less than 30 days prior to the meeting date, Putnam will vote on a case-by-case basis. Putnam will also vote on a case-by-case basis if the company’s policy expressly prohibits the commencement of a new notice period in the event the originally scheduled meeting is adjourned or postponed.

Hong Kong

➢	Putnam will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issuances of up to 20% of total equity in a year if the company’s board meets Putnam’s independence standards; if the company’s board does not meet Putnam’s independence standards, then Putnam will vote against these proposals.

Additionally, Putnam will vote for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) Putnam supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company’s outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

This policy supplements policies regarding share issuances as stated above under section III. Voting Shares of Non-US Issuers.

Taiwan

➢	Putnam will vote against proposals to release the board of directors from the non-compete restrictions specified in Taiwanese Company Law. However, Putnam will vote for such proposals if the directors are engaged in activities with a wholly- owned subsidiary of the company.

Australia

➢	Putnam will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets Putnam’s independence standards; if the company’s board does not meet Putnam’s independence standards, then Putnam will vote against these proposals.

➢	Putnam will vote for proposals renewing partial takeover provisions.

➢	Putnam will vote on a case-by-case basis on Board-Spill proposals.

Turkey

➢	Putnam will vote on a case-by-case basis on proposals involving related party transactions. However, Putnam will vote against when such proposals do not provide information on the specific transaction(s) to be entered into with the board members or executives.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Portfolio Managers. The officers of the investment manager identified below are primarily responsible for the day-to-day management of the fund’s portfolio as of the filing date of this report. Effective September 30, 2025, Benjamin Cryer is no longer a Portfolio Manager of the fund.

Portfolio managers	Joined Fund	Employer	Positions Over Past Five Years
Albert Chan, CFA	2020	Franklin Advisers 2024 - Present Putnam Management 2002-2024	Portfolio Manager
Patrick Klein, PhD	2024	Franklin Advisers 2005 - Present	Portfolio Manager
Michael Salm	2011	Franklin Advisers 2024 - Present Putnam Management 1997-2024	Portfolio Manager
Matthew Walkup	2024	Franklin Advisers 2024 - Present Putnam Management 2014-2024	Portfolio Manager

(a)(2) Other Accounts Managed by the Fund’s Portfolio Managers.

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s Portfolio Managers managed as of the fund’s most recent fiscal year-end. Unless noted, none of the other accounts pays a fee based on the account’s performance.

Portfolio Leader or Member	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets ($)	Number of accounts	Assets ($)	Number of accounts	Assets ($)
Albert Chan	19	23,234,100,000	9	2,115,300,000	38*	2,464,800,000
Patrick Klein	26	29,513,300,000	11	3,625,000,000	14**	6,460,900,000
Michael Salm	27	39,319,100,000	26***	23,422,900,000	22****	8,671,800,000
Matthew Walkup	6	2,810,400,000	1	199,300,000	0	$ -

* 1 account, with total assets of $451,700,000 pay an advisory fee based on account performance

** 2 accounts, with total assets of $1,758,400,000 pay an advisory fee based on account performance

*** 1 account, with total assets of $24,400,000 pay an advisory fee based on account performance

**** 3 accounts, with total assets of $4,137,200,000 pay an advisory fee based on account performance

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Managers may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “Other Accounts Managed by the Fund’s Portfolio Managers” at the same time. The paragraphs below describe some of these potential conflicts, which the investment manager believes are faced by investment professionals at most major financial firms. As described below, the investment manager and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.
•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.
•	The trading of other accounts could be used to benefit higher-fee accounts (front- running).
•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

The investment manager attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under the investment manager’s policies:

•	Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.
•	All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).
•	All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).
•	Front running is strictly prohibited.
•	The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, the investment manager has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the investment managers investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, the investment manager or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. The investment manager or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. The investment manager, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. t\The investment manager policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in the investment managers daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, the investment managers trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. The investment manager trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Franklin Advisers opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of the investment managers trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. The investment manager and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, the investment manager has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts.

(a)(3) Compensation of portfolio managers. Portfolio managers are evaluated and compensated across the group of specified products they manage, in part, based on their performance relative to peers or performance ahead of the applicable benchmark, depending on the product, based on a blend of 3-year and 5-year performance. In addition, evaluations take into account individual contributions and a subjective component.

Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on group, individual, and subjective performance, and may also reflect the performance of Putnam as a firm.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For Putnam Managed Municipal Income Trust and Putnam Municipal Opportunities Trust, Franklin evaluates performance based on the fund’s peer ranking in the fund’s Lipper category. This peer ranking is based on pre-tax performance.

For Putnam Master Intermediate Income Trust and Putnam Premier Income Trust, Putnam evaluates performance based on the peer ranking of related products managed by the investment manager with similar strategies in those products’ Lipper categories. This peer ranking is based on pre-tax performance.

One or more of the portfolio managers of Putnam Master Intermediate Income Trust and Putnam Premier Income Trust receive a portion of the performance fee payable by a private fund managed by Putnam (the “Private Fund”) in connection with their service as members of the Private Fund portfolio management team. See “Other Accounts Managed by the Fund’s Portfolio Managers—Potential conflicts of interest in managing multiple accounts” in (a)(2) above for information on how the investment manager addresses potential conflicts of interest resulting from an individual’s management of more than one account.

(a)(4) Fund ownership. The following table shows the dollar ranges of shares of the fund owned by the professionals listed above at the end of the fund’s last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

*: Assets in the fund

Name	Year	$0	$0-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	$1,000,001 and over
Albert Chan	2025	x
	2024	x
Patrick Klein	2025	x
	2024	x
Michael Salm	2025	x
	2024	x
Matthew Walkup	2025	x
	2024	x

(c) Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Master Intermediate Income Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	November 28, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 28, 2025